As filed with the Securities and Exchange Commission on January 8, 2026

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

                    Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Boulevard, Suite 200
Novato, California	94945
(Address of principal executive offices)	(Zip code)

Teresa M. Nilsen
7250 Redwood Boulevard, Suite 200
Novato, California
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-966-4354

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a)

Annual Shareholder Report Hennessy Cornerstone Growth Fund Investor Class HFCGX

This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.32%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Information Technology, Consumer Discretionary, and Health Care sectors contributed the most to performance.

•         Holdings in the Financials, Energy, and Real Estate sectors detracted the most from performance.

•         Stocks that contributed most to performance included Porch Group, Inc, Astronics Corp., and Brightspring Health Services.

•         Stocks that detracted most from performance included Nomad Foods, Ltd., Jeld-Wen Holding, Inc., and Root, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Consumer Staples and Consumer Discretionary companies and was most underweight Information Technology and Health Care.

Performance

•         The majority of underperformance was due to sector allocation rather than stock selection.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, as the Fund’s lack of exposure to AI-focused technology names was a headwind.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	2.18%	19.14%	10.13%
Russell 2000® Index	14.41%	11.50%	9.36%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$461,975,047
Number of Portfolio Holdings	51
Annual Portfolio Turnover	99%
Total Advisory Fee	$3,852,855

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Growth Fund Institutional Class HICGX

This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.00%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Information Technology, Consumer Discretionary, and Health Care sectors contributed the most to performance.

•         Holdings in the Financials, Energy, and Real Estate sectors detracted the most from performance.

•         Stocks that contributed most to performance included Porch Group, Inc, Astronics Corp., and Brightspring Health Services.

•         Stocks that detracted most from performance included Nomad Foods, Ltd., Jeld-Wen Holding, Inc., and Root, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Consumer Staples and Consumer Discretionary companies and was most underweight Information Technology and Health Care.

Performance

•         The majority of underperformance was due to sector allocation rather than stock selection.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, as the Fund’s lack of exposure to AI-focused technology names was a headwind.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	2.53%	19.53%	10.49%
Russell 2000® Index	14.41%	11.50%	9.36%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$461,975,047
Number of Portfolio Holdings	51
Annual Portfolio Turnover	99%
Total Advisory Fee	$3,852,855

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Focus Fund Investor Class HFCSX

This annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.48%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed both the Russell 3000® Index (the Fund’s primary benchmark) and the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

•         Holdings in the Communication Services, Financials, and Information Technology sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Health Care, and Industrials sectors detracted the most from performance.

•         Stocks that contributed most to performance included AST SpaceMobile, Inc., Brookfield Corp., and Markel Group, Inc.

•         Stocks that detracted most from performance included Cogent Communications Holdings, Inc., RH, and CarMax, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Communication Services and Financials companies and was most underweight Information Technology and Health Care companies.

Performance

•         The majority of outperformance was due to stock selection rather than sector allocation.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Focus Fund	32.82%	16.63%	11.21%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$592,142,632
Number of Portfolio Holdings	24
Annual Portfolio Turnover	1%
Total Advisory Fee	$5,079,156

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Focus Fund Institutional Class HFCIX

This annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.10%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed both the Russell 3000® Index (the Fund’s primary benchmark) and the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

•         Holdings in the Communication Services, Financials, and Information Technology sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Health Care, and Industrials sectors detracted the most from performance.

•         Stocks that contributed most to performance included AST SpaceMobile, Inc., Brookfield Corp., and Markel Group, Inc.

•         Stocks that detracted most from performance included Cogent Communications Holdings, Inc., RH, and CarMax, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Communication Services and Financials companies and was most underweight Information Technology and Health Care companies.

Performance

•         The majority of outperformance was due to stock selection rather than sector allocation.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Focus Fund	33.34%	17.07%	11.63%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$592,142,632
Number of Portfolio Holdings	24
Annual Portfolio Turnover	1%
Total Advisory Fee	$5,079,156

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Investor Class HFMDX

This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.34%

How did the Fund perform last year and what affected its performance?

For the one-year period ending October 31, 2025, the Fund underperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Industrials, Utilities, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Communication Services, and Materials sectors detracted the most from performance.

•         Stocks that contributed most to performance included Dycom Industries, Inc., UGI Corp., and Brinker International, Inc.

•         Stocks that detracted most from performance included Herc Holdings, Inc, Newell Brands, Inc., and Graphic Packaging Holding Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Consumer Discretionary and Industrials companies and was most underweight Health Care and Financials companies.

Performance

•         The vast majority of underperformance was due to stock selection rather than sector allocation.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, as the Fund’s lack of exposure to AI-focused technology names was a headwind.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	2.60%	22.69%	11.89%
Russell Midcap® Index	10.79%	12.33%	10.63%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$1,275,341,346
Number of Portfolio Holdings	31
Annual Portfolio Turnover	129%
Total Advisory Fee	$10,962,979

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyfunds.com/funds/cornerstone-midcap or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of September 3, 2025, the Fund adjusted the market capitalization range of what it considers to be a mid-capitalization stock from between $1 billion and $10 billion to between $2 billion and $25 billion.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Institutional Class HIMDX

This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.98%

How did the Fund perform last year and what affected its performance?

For the one-year period ending October 31, 2025, the Fund underperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Industrials, Utilities, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Communication Services, and Materials sectors detracted the most from performance.

•         Stocks that contributed most to performance included Dycom Industries, Inc., UGI Corp., and Brinker International, Inc.

•         Stocks that detracted most from performance included Herc Holdings, Inc, Newell Brands, Inc., and Graphic Packaging Holding Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Consumer Discretionary and Industrials companies and was most underweight Health Care and Financials companies.

Performance

•         The vast majority of underperformance was due to stock selection rather than sector allocation.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, as the Fund’s lack of exposure to AI-focused technology names was a headwind.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	2.99%	23.13%	12.30%
Russell Midcap® Index	10.79%	12.33%	10.63%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$1,275,341,346
Number of Portfolio Holdings	31
Annual Portfolio Turnover	129%
Total Advisory Fee	$10,962,979

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyfunds.com/funds/cornerstone-midcap or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of September 3, 2025, the Fund adjusted the market capitalization range of what it considers to be a mid-capitalization stock from between $1 billion and $10 billion to between $2 billion and $25 billion.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Large Growth Fund Investor Class HFLGX

This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.29%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Health Care, Consumer Discretionary, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Staples, Communications Services, and Energy sectors detracted the most from performance.

•         Stocks that contributed most to performance included Jabil, Inc., Williams-Sonoma, Inc., and Caterpillar, Inc.

•         Stocks that detracted most from performance included Booz Allen Hamilton Holdings, GoDaddy, Inc., and Builders FirstSource, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Industrials and Consumer Staples companies and was most underweight Information Technology and Financials companies.

Performance

•         The Fund’s underperformance was due to both sector allocation and stock selection.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	4.30%	12.70%	9.63%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$134,483,239
Number of Portfolio Holdings	50
Annual Portfolio Turnover	46%
Total Advisory Fee	$998,694

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Large Growth Fund Institutional Class HILGX

This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.00%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Health Care, Consumer Discretionary, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Staples, Communications Services, and Energy sectors detracted the most from performance.

•         Stocks that contributed most to performance included Jabil, Inc., Williams-Sonoma, Inc., and Caterpillar, Inc.

•         Stocks that detracted most from performance included Booz Allen Hamilton Holdings, GoDaddy, Inc., and Builders FirstSource, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Industrials and Consumer Staples companies and was most underweight Information Technology and Financials companies.

Performance

•         The Fund’s underperformance was due to both sector allocation and stock selection.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	4.59%	13.00%	9.93%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$134,483,239
Number of Portfolio Holdings	50
Annual Portfolio Turnover	46%
Total Advisory Fee	$998,694

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Value Fund Investor Class HFCVX

This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.21%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Financials, Health Care, and Information Technology sectors contributed most to performance.

•         Holdings in the Communication Services sector detracted most from performance.

•         Stocks that contributed most to performance included Citigroup, Inc., HSBC Holdings, PLC, and Toronto-Dominion Bank.

•         Stocks that detracted most from performance included Comcast Corp., United Parcel Service, and Kraft Heinz Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Energy and Consumer Staples companies and was most underweight Industrials and Financials companies.

Performance

•         While security selection contributed positively to the Fund’s performance, sector allocation contributed strongly to the Fund’s underperformance.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	10.69%	16.52%	9.59%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$292,601,559
Number of Portfolio Holdings	51
Annual Portfolio Turnover	27%
Total Advisory Fee	$2,122,318

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Cornerstone Value Fund Institutional Class HICVX

This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Financials, Health Care, and Information Technology sectors contributed most to performance.

•         Holdings in the Communication Services sector detracted most from performance.

•         Stocks that contributed most to performance included Citigroup, Inc., HSBC Holdings, PLC, and Toronto-Dominion Bank.

•         Stocks that detracted most from performance included Comcast Corp., United Parcel Service, and Kraft Heinz Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Energy and Consumer Staples companies and was most underweight Industrials and Financials companies.

Performance

•         While security selection contributed positively to the Fund’s performance, sector allocation contributed strongly to the Fund’s underperformance.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	10.93%	16.78%	9.83%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$292,601,559
Number of Portfolio Holdings	51
Annual Portfolio Turnover	27%
Total Advisory Fee	$2,122,318

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Total Return Fund Investor Class HDOGX

This annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$339	3.25%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the 75/25 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

•         Holdings in the Information Technology, Industrials, and Financials sectors contributed the most to performance.

•         Holdings in the Materials sector detracted from performance.

•         Stocks that contributed most to performance included International Business Machines Corporation, Cisco Systems, Inc., and Johnson & Johnson.

•         Stocks that detracted most from performance included Dow, Inc., Merck & Co., Inc., and Procter & Gamble Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Consumer Staples and Health Care companies and was most underweight Financials and Industrials companies.

Performance

•         The majority of underperformance was due to sector allocation rather than stock selection.

•         The Fund underperformed the broader market, as represented by the Dow Jones Industrial Average, due to both its allocation to U.S. Treasury securities, which underperformed equities, as well as to the Fund’s sector allocations.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Total Return Fund	8.85%	9.24%	6.52%
75/25 Blended DJIA/Treasury Index	13.06%	11.86%	10.32%
Dow Jones Industrial Average	15.84%	14.61%	12.85%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$49,212,669
Number of Portfolio Holdings	18
Annual Portfolio Turnover	35%
Total Advisory Fee	$292,196

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Equity and Income Fund Investor Class HEIFX

This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.63%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected better than expected overall economic growth, de-escalation of trade risks, and less restrictive monetary policy. Headwinds to the Fund’s relative performance included less exposure to growth and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on mitigating downside risk typically results in lower upside participation in rising markets, particularly in double‑digit returns, and greater mitigation of downside risk in declining markets.

Fixed Income: The fixed income performance was driven by two key factors. The primary contributor to performance was sector allocation. The Fund maintained an overweight position in investment grade corporate bonds throughout the period. While investment grade corporate bond spreads tightened by 6 basis points overall, the Fund also benefited from the additional carry provided by these securities relative to U.S. Treasuries, as well as capturing additional value by making strategic adjustments during periods of spread volatility. Security selection also contributed positively to performance, particularly within financial sector holdings. Changes in interest rates throughout the year did not have a material impact on portfolio performance due to maintaining a neutral duration relative to the Fund’s intermediate fixed income mandate.

Positioning

The Fund seeks a balanced portfolio with the goal of maintaining broad market exposure with reduced volatility. The Fund’s equity allocation focuses on larger, high‑quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects. The Fund’s fixed income allocation focuses on higher quality, intermediate domestic corporate, agency, and government bonds.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	4.35%	6.66%	6.23%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$44,472,952
Number of Portfolio Holdings	88
Annual Portfolio Turnover	27%
Total Advisory Fee	$419,452

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Equity and Income Fund Institutional Class HEIIX

This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.26%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected better than expected overall economic growth, de-escalation of trade risks, and less restrictive monetary policy. Headwinds to the Fund’s relative performance included less exposure to growth and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on mitigating downside risk typically results in lower upside participation in rising markets, particularly in double‑digit returns, and greater mitigation of downside risk in declining markets.

Fixed Income: The fixed income performance was driven by two key factors. The primary contributor to performance was sector allocation. The Fund maintained an overweight position in investment grade corporate bonds throughout the period. While investment grade corporate bond spreads tightened by 6 basis points overall, the Fund also benefited from the additional carry provided by these securities relative to U.S. Treasuries, as well as capturing additional value by making strategic adjustments during periods of spread volatility. Security selection also contributed positively to performance, particularly within financial sector holdings. Changes in interest rates throughout the year did not have a material impact on portfolio performance due to maintaining a neutral duration relative to the Fund’s intermediate fixed income mandate.

Positioning

The Fund seeks a balanced portfolio with the goal of maintaining broad market exposure with reduced volatility. The Fund’s equity allocation focuses on larger, high‑quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects. The Fund’s fixed income allocation focuses on higher quality, intermediate domestic corporate, agency, and government bonds.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	4.74%	7.05%	6.63%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$44,472,952
Number of Portfolio Holdings	88
Annual Portfolio Turnover	27%
Total Advisory Fee	$419,452

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Balanced Fund Investor Class HBFBX

This annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.88%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the 50/50 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

•         Holdings in the Information Technology, Financials and Health Care sectors contributed the most to performance.

•         Holdings in the Materials sector detracted from performance.

•         Stocks that contributed most to performance included International Business Machines Corporation, Cisco Systems, Inc., and Johnson & Johnson.

•         Stocks that detracted most from performance included Dow, Inc., Merck & Co., Inc., and Procter & Gamble Co.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Health Care and Consumer Staples companies and was most underweight Financials and Industrials companies.

Performance

•         The majority of underperformance was due to sector allocation rather than stock selection.

•         The Fund underperformed the broader market due to its allocation to U.S. Treasury securities, which underperformed equities.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Balanced Fund	6.00%	6.06%	4.57%
50/50 Blended DJIA/Treasury Index	10.22%	8.68%	7.61%
Dow Jones Industrial Average	15.84%	14.61%	12.85%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$13,039,289
Number of Portfolio Holdings	17
Annual Portfolio Turnover	39%
Total Advisory Fee	$77,235

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Energy Transition Fund Investor Class HNRGX

This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$270	2.53%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the S&P 500® Energy Index (the Fund’s primary benchmark) and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in natural gas-oriented Exploration and Production companies and Oilfield Services companies contributed the most to performance.

•         Holdings in Integrated companies, Materials companies, and Midstream companies detracted the most from performance.

•         Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., National Fuel Gas Corp., and EQT Corp.

•         Stocks that detracted most from performance included Chevron Corp., Freeport McMoran, Inc. and The Williams Companies., Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Exploration and Production, End User, and Utilities and was most underweight Integrated companies.

Performance

•         The majority of underperformance was due to sub‑industry allocation to end user/utility companies.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, due to the Fund’s significant weighting toward Hydrocarbon-oriented Energy stocks, which underperformed the broader market during the period.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	13.11%	30.67%	7.41%
S&P 500® Energy Index	2.44%	30.48%	6.90%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/. Performance for periods including or prior to October 26, 2018, is that of the BP Capital TwinLine Energy Fund.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$13,101,499
Number of Portfolio Holdings	24
Annual Portfolio Turnover	33%
Total Advisory Fee	$185,001

Sector Breakdown (% of net assets)

(as of October 31, 2025)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Energy Transition Fund Institutional Class HNRIX

This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.20%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the S&P 500® Energy Index (the Fund’s primary benchmark) and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in natural gas-oriented Exploration and Production companies and Oilfield Services companies contributed the most to performance.

•         Holdings in Integrated companies, Materials companies, and Midstream companies detracted the most from performance.

•         Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., National Fuel Gas Corp., and EQT Corp.

•         Stocks that detracted most from performance included Chevron Corp., Freeport McMoran, Inc. and The Williams Companies., Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Exploration and Production, End User, and Utilities and was most underweight Integrated companies.

Performance

•         The majority of underperformance was due to sub‑industry allocation to end user/utility companies.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, due to the Fund’s significant weighting toward Hydrocarbon-oriented Energy stocks, which underperformed the broader market during the period.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	13.46%	31.09%	7.73%
S&P 500® Energy Index	2.44%	30.48%	6.90%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/. Performance for periods including or prior to October 26, 2018, is that of the BP Capital TwinLine Energy Fund.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$13,101,499
Number of Portfolio Holdings	24
Annual Portfolio Turnover	33%
Total Advisory Fee	$185,001

Sector Breakdown (% of net assets)

(as of October 31, 2025)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Midstream Fund Investor Class HMSFX

This annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.75%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Alerian US Midstream Energy Index (the Fund’s primary benchmark)¹ and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in Natural Gas Gathering and Processing companies structured as C-corp. companies contributed the most to performance.

•         Holdings in the Natural Gas Gathering and Processing, Natural Gas Liquid Transportation-oriented C-corp. structured companies, as well as Crude Oil and Refined Product Logistics-oriented companies structured as master limited partnerships (“MLPs”), detracted the most from performance.

•         Stocks that contributed most to performance included EQT Corporation, EnLink Midstream, LLC., and Antero Midstream Corporation.

•         Stocks that detracted most from performance included ONEOK, Inc., Targa Resources Corporation and MPLX, LP.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Natural Gas and Natural Gas Liquids Transportation master limited partnerships and C‑corp. structured companies and was most underweight Gathering and Processing Service‑oriented companies.

Performance

•         While the Fund outperformed its primary benchmark as a result of accounting for unrealized gains due to the Fund’s C-corporation structure, the majority of its actual underperformance compared to its primary benchmark was due to sub-industry allocation, rather than stock selection.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, due to the Fund’s significant weighting toward hydrocarbon-oriented transportation MLPs and C-corp. structured companies, which underperformed the broader market during the period.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	6.91%¹	28.00%	5.82%
Alerian US Midstream Energy Index	6.33%	32.56%	10.03%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/. Performance for periods including or prior to October 26, 2018, is that of the BP Capital TwinLine MLP Fund.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

The Alerian US Midstream Energy Index is a servicemark of GKD Index Partners, LLC d/b/a Alerian (“Alerian”), and its use is granted under a license from Alerian. Alerian makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to the Alerian indices. No party may rely on, and Alerian does not accept any liability for any errors, omissions, interruptions, or defects in, the Alerian indices or underlying data. In no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

¹	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Investor Class NAV from $11.87 to $11.39 as of October 31, 2024, and $11.28 to $11.23 as of October 31, 2025.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$70,669,231
Number of Portfolio Holdings	16
Annual Portfolio Turnover	6%
Total Advisory Fee	$857,182

Sector Breakdown (% of net assets)

(as of October 31, 2025)

For presentation purposes, the Fund uses custom categories.

Specified Level of Distributions Disclosure

The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. Under the distribution policy, to the extent that sufficient investment income is not available on a quarterly basis, the Fund’s distributions could consist of return of capital in order to maintain the distribution rate. A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. During fiscal year 2025, the Fund maintained consistent distributions of $0.2575 per share per quarter. On a tax basis, the estimated component of the cumulative distribution for fiscal year 2025 includes an estimated return of capital of $0.4878 (47.36%) per share. This amount is an estimate, and the actual amounts and sources for tax reporting purposes may change upon final determination of tax characteristics and based on tax regulations.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Midstream Fund Institutional Class HMSIX

This annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$149	1.44%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Alerian US Midstream Energy Index (the Fund’s primary benchmark)¹ and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in Natural Gas Gathering and Processing companies structured as C-corp. companies contributed the most to performance.

•         Holdings in the Natural Gas Gathering and Processing, Natural Gas Liquid Transportation-oriented C-corp. structured companies, as well as Crude Oil and Refined Product Logistics-oriented companies structured as master limited partnerships (“MLPs”), detracted the most from performance.

•         Stocks that contributed most to performance included EQT Corporation, EnLink Midstream, LLC., and Antero Midstream Corporation.

•         Stocks that detracted most from performance included ONEOK, Inc., Targa Resources Corporation and MPLX, LP.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Natural Gas and Natural Gas Liquids Transportation master limited partnerships and C‑corp. structured companies and was most underweight Gathering and Processing Service‑oriented companies.

Performance

•         While the Fund outperformed its primary benchmark as a result of accounting for unrealized gains due to the Fund’s C-corporation structure, the majority of its actual underperformance compared to its primary benchmark was due to sub-industry allocation, rather than stock selection.

•         The Fund underperformed the broader market, as represented by the S&P 500® Index, due to the Fund’s significant weighting toward hydrocarbon-oriented transportation MLPs and C-corp. structured companies, which underperformed the broader market during the period.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	7.01%¹	28.29%	6.08%
Alerian US Midstream Energy Index	6.33%	32.56%	10.03%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/. Performance for periods including or prior to October 26, 2018, is that of the BP Capital TwinLine MLP Fund.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

The Alerian US Midstream Energy Index is a servicemark of GKD Index Partners, LLC d/b/a Alerian (“Alerian”), and its use is granted under a license from Alerian. Alerian makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to the Alerian indices. No party may rely on, and Alerian does not accept any liability for any errors, omissions, interruptions, or defects in, the Alerian indices or underlying data. In no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

¹	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Institutional Class NAV from $12.43 to $11.95 as of October 31, 2024, and $11.89 to $11.84 as of October 31, 2025.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$70,669,231
Number of Portfolio Holdings	16
Annual Portfolio Turnover	6%
Total Advisory Fee	$857,182

Sector Breakdown (% of net assets)

(as of October 31, 2025)

For presentation purposes, the Fund uses custom categories.

Specified Level of Distributions Disclosure

The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. Under the distribution policy, to the extent that sufficient investment income is not available on a quarterly basis, the Fund’s distributions could consist of return of capital in order to maintain the distribution rate. A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. During fiscal year 2025, the Fund maintained consistent distributions of $0.2575 per share per quarter. On a tax basis, the estimated component of the cumulative distribution for fiscal year 2025 includes an estimated return of capital of $0.4878 (47.36%) per share. This amount is an estimate, and the actual amounts and sources for tax reporting purposes may change upon final determination of tax characteristics and based on tax regulations.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Gas Utility Fund Investor Class GASFX

This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.97%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund slightly underperformed the AGA Stock Index (the Fund’s primary benchmark) while significantly underperforming the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Multi-Utilities and Gas Utilities industries contributed the most to performance.

•         Stocks that contributed the most to performance included EQT Corp., Enbridge, Inc., and ONEOK, Inc.

•         Stocks that detracted the most from performance included The Williams Companies, Inc., PG&E Corporation, and New Jersey Resources Corporation.

Positioning

•         At the end of the period, the Fund was most exposed to Multi-Utilities, Oil and Gas Storage and Transportation, and Electric Utilities companies.

Performance

•         The Fund’s slight underperformance to its primary benchmark was due to fees and expenses.

•         The Fund’s relative underperformance versus the broader stock market, as represented by the S&P 500® Index, was due to asset allocation and investors’ preferences for sectors other than energy and utilities.

•         Fundamentals of many of these companies improved, however, with lower interest rates, which makes dividend-paying utilities more attractive, as well as the prospect of strong demand for energy due to the buildout of data centers related to artificial intelligence.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	12.15%	12.89%	7.97%
AGA Stock Index	12.44%	13.68%	9.03%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$493,349,929
Number of Portfolio Holdings	48
Annual Portfolio Turnover	26%
Total Advisory Fee	$1,998,794

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Gas Utility Fund Institutional Class HGASX

This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.67%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund slightly outperformed the AGA Stock Index (the Fund’s primary benchmark) and significantly underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Multi-Utilities and Gas Utilities industries contributed the most to performance.

•         Stocks that contributed the most to performance included EQT Corp., Enbridge, Inc., and ONEOK, Inc.

•         Stocks that detracted the most from performance included The Williams Companies, Inc., PG&E Corporation, and New Jersey Resources Corporation.

Positioning

•         At the end of the period, the Fund was most exposed to Multi-Utilities, Oil and Gas Storage and Transportation, and Electric Utilities companies.

Performance

•         The Fund’s relative underperformance versus the broader stock market, as represented by the S&P 500® Index, was due to asset allocation and investors’ preferences for sectors other than energy and utilities.

•         Fundamentals of many of these companies improved, however, with lower interest rates, which makes dividend-paying utilities more attractive, as well as the prospect of strong demand for energy due to the buildout of data centers related to artificial intelligence.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	12.48%	13.24%	8.27%
AGA Stock Index	12.44%	13.68%	9.03%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

The inception date of Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$493,349,929
Number of Portfolio Holdings	48
Annual Portfolio Turnover	26%
Total Advisory Fee	$1,998,794

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Japan Fund Investor Class HJPNX

This annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.40%

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund underperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund’s underperformance reflected both stock-specific challenges and sentiment-driven headwinds linked to geopolitical and policy developments.

•         Japan’s equity market advanced as yen weakness and sustained foreign inflows lifted exporters and domestically cyclical sectors, areas where the portfolio has limited exposure. The focus on non-manufacturing and differentiated manufacturing businesses provided structural resilience but led to near-term underperformance versus lower-quality domestic names that benefited from policy-driven rallies.

•         President Trump’s renewed tariff rhetoric negatively impacted sentiment toward globally exposed Japanese companies, even though the portfolio’s businesses faced minimal direct risk.

•         Seven & i Holdings Co., Ltd. lagged due to subdued same-store sales trends in Japan and the US. However, the stock appears to us to be significantly undervalued while the new CEO is taking steps in the right direction in its global convenience store portfolio.

•         Recruit Holdings Co., Ltd. faced earnings pressure in its HR Technology segment from softer U.S. demand.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Fund	18.97%	5.17%	8.64%
Russell/Nomura Total Market™ Index	25.75%	10.19%	7.97%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$456,415,327
Number of Portfolio Holdings	29
Annual Portfolio Turnover	16%
Total Advisory Fee	$3,370,377

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Japan Fund Institutional Class HJPIX

This annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.04%

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund underperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund’s underperformance reflected both stock-specific challenges and sentiment-driven headwinds linked to geopolitical and policy developments.

•         Japan’s equity market advanced as yen weakness and sustained foreign inflows lifted exporters and domestically cyclical sectors, areas where the portfolio has limited exposure. The focus on non-manufacturing and differentiated manufacturing businesses provided structural resilience but led to near-term underperformance versus lower-quality domestic names that benefited from policy-driven rallies.

•         President Trump’s renewed tariff rhetoric negatively impacted sentiment toward globally exposed Japanese companies, even though the portfolio’s businesses faced minimal direct risk.

•         Seven & i Holdings Co., Ltd. lagged due to subdued same-store sales trends in Japan and the US. However, the stock appears to us to be significantly undervalued while the new CEO is taking steps in the right direction in its global convenience store portfolio.

•         Recruit Holdings Co., Ltd. faced earnings pressure in its HR Technology segment from softer U.S. demand.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Fund	19.41%	5.57%	9.06%
Russell/Nomura Total Market™ Index	25.75%	10.19%	7.97%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$456,415,327
Number of Portfolio Holdings	29
Annual Portfolio Turnover	16%
Total Advisory Fee	$3,370,377

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Japan Small Cap Fund Investor Class HJPSX

This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.49%

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund outperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund delivered positive performance, supported by favorable conditions for Japanese small-cap stocks, such as limited currency and tariff impact, broader governance reforms, and attractive valuations. Within this environment, holdings in domestic demand-oriented companies with strong earnings and firms advancing governance reforms contributed meaningfully to returns, while certain healthcare names faced headwinds from external conditions.

•         Penta-Ocean Construction Co., Ltd., a marine civil engineering firm, was the top contributor as its profitability recovered with the completion of unprofitable COVID-era projects and improved margins on new orders, driving strong share gains.

•         Tsukishima Holdings Co., Ltd., a specialist in wastewater treatment facilities, also added value, supported by infrastructure renewal demand and enhanced capital policies, including increased shareholder returns, which led to a significant stock re-rating.

•         PeptiDream Inc., a biotech venture that has partnered with major pharmaceutical firms, detracted due to short-term concerns over the lack of new licensing announcements, which weighed on performance.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	32.67%	7.45%	9.46%
Russell/Nomura Small Cap™ Index	23.63%	6.88%	6.81%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$129,470,333
Number of Portfolio Holdings	66
Annual Portfolio Turnover	45%
Total Advisory Fee	$967,985

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Japan Small Cap Fund Institutional Class HJSIX

This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.10%

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund outperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund delivered positive performance, supported by favorable conditions for Japanese small-cap stocks, such as limited currency and tariff impact, broader governance reforms, and attractive valuations. Within this environment, holdings in domestic demand-oriented companies with strong earnings and firms advancing governance reforms contributed meaningfully to returns, while certain healthcare names faced headwinds from external conditions.

•         Penta-Ocean Construction Co., Ltd., a marine civil engineering firm, was the top contributor as its profitability recovered with the completion of unprofitable COVID-era projects and improved margins on new orders, driving strong share gains.

•         Tsukishima Holdings Co., Ltd., a specialist in wastewater treatment facilities, also added value, supported by infrastructure renewal demand and enhanced capital policies, including increased shareholder returns, which led to a significant stock re-rating.

•         PeptiDream Inc., a biotech venture that has partnered with major pharmaceutical firms, detracted due to short-term concerns over the lack of new licensing announcements, which weighed on performance.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	33.21%	7.88%	9.87%
Russell/Nomura Small Cap™ Index	23.63%	6.88%	6.81%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The inception date of Institutional Class shares is June 15, 2015. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$129,470,333
Number of Portfolio Holdings	66
Annual Portfolio Turnover	45%
Total Advisory Fee	$967,985

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Large Cap Financial Fund Investor Class HLFNX

This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$215	1.88%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund significantly outperformed both the Russell 1000® Index Financials (the Fund’s primary benchmark) and the Russell 1000® Index.

Factors Influencing Performance

•         Holdings in the Investment Banking and Brokerage and Financial Exchanges and Data sub-industries contributed the most to performance.

•         Holdings in the Transaction and Payment Processing Services sub-industry detracted the most from performance.

•         Stocks that contributed the most to performance included Robinhood Markets, Inc., Coinbase Global, Inc., and Citigroup, Inc.

•         Stocks that detracted the most from performance included Etoro Group, Ltd., Capital One Financial Corporation, and Synchrony Financial.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Transaction and Payment Processing Services companies and Consumer Finance and was most underweight Property and Casualty Insurance companies and Asset Management and Custody Banks.

Performance

•         Outperformance was due to both sub-industry allocation and stock selection.

•         With the onset of a steeper yield curve caused by lowering the federal funds rate, financial companies have performed well this year but have lagged the broader stock market, as represented by the Russell 1000® Index.

•         The solid performance of financial stocks was fueled by strong earnings results, good credit quality, an uptick in mergers and acquisitions, and attractive valuations compared to the broader market.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	29.07%	12.66%	10.18%
Russell 1000® Index Financials	16.83%	20.49%	14.34%
Russell 1000® Index	21.14%	17.05%	14.39%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$32,520,586
Number of Portfolio Holdings	31
Annual Portfolio Turnover	48%
Total Advisory Fee	$278,706

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Large Cap Financial Fund Institutional Class HILFX

This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$178	1.55%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund significantly outperformed both the Russell 1000® Index Financials (the Fund’s primary benchmark) and the Russell 1000® Index.

Factors Influencing Performance

•         Holdings in the Investment Banking and Brokerage and Financial Exchanges and Data sub-industries contributed the most to performance.

•         Holdings in the Transaction and Payment Processing Services sub-industry detracted the most from performance.

•         Stocks that contributed the most to performance included Robinhood Markets, Inc., Coinbase Global, Inc., and Citigroup, Inc.

•         Stocks that detracted the most from performance included Etoro Group, Ltd., Capital One Financial Corporation, and Synchrony Financial.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Transaction and Payment Processing Services companies and Consumer Finance and was most underweight Property and Casualty Insurance companies and Asset Management and Custody Banks.

Performance

•         Outperformance was due to both sub-industry allocation and stock selection.

•         With the onset of a steeper yield curve caused by lowering the federal funds rate, financial companies have performed well this year but have lagged the broader stock market, as represented by the Russell 1000® Index.

•         The solid performance of financial stocks was fueled by strong earnings results, good credit quality, an uptick in mergers and acquisitions, and attractive valuations compared to the broader market.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	29.50%	13.05%	10.57%
Russell 1000® Index Financials	16.83%	20.49%	14.34%
Russell 1000® Index	21.14%	17.05%	14.39%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The inception date of Institutional Class shares is June 15, 2015. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$32,520,586
Number of Portfolio Holdings	31
Annual Portfolio Turnover	48%
Total Advisory Fee	$278,706

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Small Cap Financial Fund Investor Class HSFNX

This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.65%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and underperformed the Russell 2000® Index.

Factors Influencing Performance

•         Holdings in the Regional Banks sub-industry contributed the most to performance.

•         Stocks that contributed the most to performance included Western New England Bancorp, Inc., Customers Bancorp, Inc., and Hingham Institute for Savings.

•         Stocks that detracted the most from performance included Eagle Bancorp, Inc. and Midland States Bancorp, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Regional Banks and was most underweight Property and Casualty Insurance companies and Investment Banking and Brokerage companies.

Performance

•         While security selection contributed positively to the Fund’s outperformance, sub-industry allocation detracted from relative performance versus its primary benchmark.

•         After last year’s strong relative performance, small‑cap financial companies have underperformed small caps in general this year by a significant amount.

•         Despite this underperformance, fundamentals of small‑cap financial stocks have improved, as evidenced by strong earnings results, good credit quality, an uptick in mergers and acquisitions, and attractive valuations compared to the broader market, as represented by the Russell 2000® Index.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	5.83%	14.49%	7.65%
Russell 2000® Index Financials	5.09%	12.74%	8.13%
Russell 2000® Index	14.41%	11.50%	9.36%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$67,457,635
Number of Portfolio Holdings	28
Annual Portfolio Turnover	35%
Total Advisory Fee	$669,597

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Small Cap Financial Fund Institutional Class HISFX

This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.33%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and underperformed the Russell 2000® Index.

Factors Influencing Performance

•         Holdings in the Regional Banks sub-industry contributed the most to performance.

•         Stocks that contributed the most to performance included Western New England Bancorp, Inc., Customers Bancorp, Inc., and Hingham Institute for Savings.

•         Stocks that detracted the most from performance included Eagle Bancorp, Inc. and Midland States Bancorp, Inc.

Positioning

•         At the end of the period, compared to its primary benchmark, the Fund was most overweight Regional Banks and was most underweight Property and Casualty Insurance companies and Investment Banking and Brokerage companies.

Performance

•         While security selection contributed positively to the Fund’s outperformance, sub-industry allocation detracted from relative performance versus its primary benchmark.

•         After last year’s strong relative performance, small‑cap financial companies have underperformed small caps in general this year by a significant amount.

•         Despite this underperformance, fundamentals of small‑cap financial stocks have improved, as evidenced by strong earnings results, good credit quality, an uptick in mergers and acquisitions, and attractive valuations compared to the broader market, as represented by the Russell 2000® Index.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	6.19%	14.88%	8.03%
Russell 2000® Index Financials	5.09%	12.74%	8.13%
Russell 2000® Index	14.41%	11.50%	9.36%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$67,457,635
Number of Portfolio Holdings	28
Annual Portfolio Turnover	35%
Total Advisory Fee	$669,597

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Technology Fund Investor Class HTECX

This annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.24%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the Nasdaq Composite Index (the Fund’s primary benchmark) and outperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Semiconductors, Software, and Electronic Equipment industries contributed the most to performance.

•         Holdings in the IT Services, Broadline Retail, and Interactive Media industries detracted the most from performance.

•         Stocks that contributed the most to performance included Interdigital, Inc., Pure Storage, Inc., and Lam Research Corp.

•         Stocks that detracted the most from performance included Bumble, Inc., DXC Technology Company, and Teradata Corp.

Positioning

•         At the end of the period, the Fund was most exposed to companies in the Systems Software, Semiconductors, and Application Software industries.

Performance

•         While the Fund’s absolute performance was strong, it was underexposed to the large “Magnificent Seven” companies (Microsoft, Inc., Tesla, Inc., Facebook (Meta Platforms, Inc.), Apple, Inc., Amazon, Inc., NVIDIA Corporation, and Google (Alphabet, Inc.)) that accounted for a large share of the primary benchmark’s performance.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Technology Fund	25.78%	15.11%	13.34%
Nasdaq Composite Index	31.99%	17.68%	17.80%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$8,503,299
Number of Portfolio Holdings	61
Annual Portfolio Turnover	99%
Total Advisory Fee*	$-
*	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Technology Fund Institutional Class HTCIX

This annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the Nasdaq Composite Index (the Fund’s primary benchmark) and outperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Semiconductors, Software, and Electronic Equipment industries contributed the most to performance.

•         Holdings in the IT Services, Broadline Retail, and Interactive Media industries detracted the most from performance.

•         Stocks that contributed the most to performance included Interdigital, Inc., Pure Storage, Inc., and Lam Research Corp.

•         Stocks that detracted the most from performance included Bumble, Inc., DXC Technology Company, and Teradata Corp.

Positioning

•         At the end of the period, the Fund was most exposed to companies in the Systems Software, Semiconductors, and Application Software industries.

Performance

•         While the Fund’s absolute performance was strong, it was underexposed to the large “Magnificent Seven” companies (Microsoft, Inc., Tesla, Inc., Facebook (Meta Platforms, Inc.), Apple, Inc., Amazon, Inc., NVIDIA Corporation, and Google (Alphabet, Inc.)) that accounted for a large share of the primary benchmark’s performance.

How did the Fund perform over the last 10 years?

Change in Value of $250,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Technology Fund	26.07%	15.40%	13.64%
Nasdaq Composite Index	31.99%	17.68%	17.80%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$8,503,299
Number of Portfolio Holdings	61
Annual Portfolio Turnover	99%
Total Advisory Fee*	$-
*	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Annual Shareholder Report Hennessy Sustainable ETF STNC (Listed on The Nasdaq Stock Market LLC)

This annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hennessy Sustainable ETF	$88	0.85%

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

The Fund faced headwinds during the past fiscal year as the largest contributors to the S&P 500® Index were mega-cap technology stocks, including NVIDIA Corporation, Alphabet, Inc., Broadcom, Inc., Microsoft, Inc., Apple, Inc., Tesla, Inc. and Amazon, Inc. These seven stocks accounted for 13% of the 21.45% return of the S&P 500® Index. In contrast, the total return of the S&P 500® Equal Weight Index, which was 8.55% over the same period, was far closer to the Fund’s return, demonstrating that the Fund’s underperformance to its benchmark was largely a function of its weighting scheme rather than security selection. This environment of a small number of mega-cap stocks having an outsized impact on returns is challenging for the Fund because the Fund will by construction be underweight many of the aforementioned companies due to its targeted maximum position size in a single security of 3.5%. Another challenge for the Fund is that its risk management process forces it to avoid highly correlated stocks such as mega-cap technology stocks in order to manage downside risk. An environment where highly correlated large benchmark stocks outperform is a recipe for underperformance in the Fund. Finally, both Amazon, Inc. and Tesla, Inc. are not in the Fund’s investable universe due to the Fund’s sustainability criteria.

Positioning

The Fund invests in companies that have two key properties: (1) they are in the top half of their sector peers based on up to 25 sustainability-related key performance indicators and (2) they are identified by our machine-learning model as most likely to outperform both in absolute returns and in risk-adjusted returns over the next quarter. Investments are then allocated with the goal of having the least amount of risk. We generally expect the Fund to outperform in a down market and underperform in a rising market environment after a large downturn.

How did the Fund perform over the last 10 years?

Change in Value of $10,000 Investment

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	Since Inception (03/15/2021)
Hennessy Sustainable ETF - NAV	7.77%	6.47%
S&P 500® Index	21.45%	14.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph above illustrates the performance of an initial investment of $10,000 in the Fund on its inception date compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyetfs.com/. Performance for periods including or prior to December 22, 2022, is that of the Stance Equity ESG Large Cap Core ETF.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$93,964,753
Number of Portfolio Holdings	43
Annual Portfolio Turnover	275%
Total Advisory Fee	$809,180

Sector Breakdown (% of net assets)

(as of October 31, 2025)

Sector sub-classifications may differ from those utilized for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyetfs.com/etfs/regulatory-documents or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of May 12, 2025, the name of the Fund changed from the Hennessy Stance ESG ETF to the Hennessy Sustainable ETF.

Also effective on May 12, 2025, the Fund’s structure changed from a “semi-transparent” ETF, which meant it did not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF, which means it discloses all its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyetfs.com/etfs/regulatory-documents.

Householding

Householding is a method of delivery, based on the preference of the individual beneficial owner, in which a single copy of certain shareholder documents can be delivered to beneficial owners who share the same address, even if their accounts are registered under different names. Householding for the Fund may be available through the banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your financial intermediary. If you currently are enrolled in householding and wish to change your householding status, please contact your financial intermediary.

(b)	Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics or granted any waivers from any provisions thereunder during the period covered by this report. A copy of the registrant’s code of ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the financial and business experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)–(d)	The registrant has engaged its principal accountant, Tait, Weller & Baker LLP, to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, tax planning, and review of federal and state tax returns. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years by the registrant’s principal accountant:

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$332,450	$331,300
(b) Audit-Related Fees	-	-
(c) Tax Fees	$70,750	$70,550
(d) All Other Fees	-	-

(e)(1)	The audit committee has adopted pre-approval procedures for audit and non-audit services provided to the registrant. Under the procedures, at any regularly scheduled audit committee meeting, the audit committee may pre-approve any audit, audit-related, tax, and other non-audit services to be rendered or that may be rendered by a principal accountant to the registrant and certain non-audit services to be rendered by a principal accountant to the investment advisor to the registrant’s series or such advisor’s affiliates that provide ongoing services to the registrant. The audit committee either specifically pre-approves the services or pre-approves a type of a service. No pre-approval is required for non-audit services that meet the following criteria: (1) the aggregate amount of fees to be paid for all such non-audit services is not more than 5% of the total revenues paid by the registrant to the principal accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the audit committee and approved prior to the completion of the audit.

The audit committee must pre-approve a principal accountant’s engagements for non-audit services with the investment advisor to the registrant’s series and such advisor’s affiliates that provide ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, unless the aggregate amount of fees to be paid for all such services provided constitutes no more than 5% of the aggregate revenues paid to the principal accountant by the registrant, the investment advisor and such advisor’s affiliates that provide ongoing services to the registrant, during the fiscal year in which the services are to be provided.

If a service has not been pre-approved at a regularly scheduled audit committee meeting, and if, in the opinion of the Chief Compliance Officer of the registrant, a proposed engagement must commence before the next regularly scheduled audit committee meeting, any member of the audit committee is authorized under the procedures to pre-approve the engagement. The Chief Compliance Officer of the registrant will arrange for this interim review, coordinate with the designated member of the audit committee and provide, with the assistance of the principal accountant, information about the service to be pre-approved for the interim period. Any interim pre-approval decisions are reported (for informational purposes) to the audit committee at its next regularly scheduled meeting.

All of the tax services referenced above were pre-approved in accordance with the pre-approval procedures for audit and non-audit services.

(e)(2)	None of the fees billed by Tait, Weller & Baker LLP applicable to non-audit services in each of Items 4(b) through (d) of this Form were pursuant to a waiver of a pre-approval requirement.

(f)	Not applicable. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)	The principal accountant has not provided any non-audit services in the last two fiscal years to the registrant, to the investment advisor to the registrant’s series, Hennessy Advisors, Inc., or to any entity controlling, controlled by, or under common control with Hennessy Advisors, Inc.

(h)	In assessing the independence of the registrant’s principal accountant, the registrant’s board of trustees noted that the principal accountant has not provided any non-audit services to the investment advisor to the registrant’s series, Hennessy Advisors, Inc., or to any entity controlling, controlled by, or under common control with Hennessy Advisors, Inc.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The independent members of the committee are as follows: Robert Doyle, J. Dennis DeSousa, Doug Franklin, Claire Garvie, and Gerald Richardson.

(b)	Not applicable.

Item 6.	Investments.

(a)	The Schedules of Investments are included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: Hennessy Funds Trust

Date of fiscal year end: October 31, 2025

Date of reporting period: November 1, 2024 – October 31, 2025

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

OCTOBER 31, 2025

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX

MULTI-ASSET
Hennessy Total Return Fund	HDOGX	—
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

SECTOR & SPECIALTY
Hennessy Energy Transition Fund	HNRGX	HNRIX
Hennessy Midstream Fund	HMSFX	HMSIX
Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX	HJSIX
Hennessy Large Cap Financial Fund	HLFNX	HILFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Technology Fund	HTECX	HTCIX

www.hennessyfunds.com | 1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments

Hennessy Cornerstone Growth Fund — as of October 31, 2025

COMMON STOCKS – 98.1%	Shares	Value

Communication Services – 14.1%
Charter Communications, Inc. – Class A (a)	23,500	$5,495,240
EverQuote, Inc. – Class A (a)	376,200	8,103,348
Fox Corp. – Class A	178,200	11,520,630
Live Nation Entertainment, Inc. (a)	66,195	9,898,138
Millicom International Cellular SA	268,300	12,639,613
Telephone and Data Systems, Inc.	239,900	9,312,918
Verizon Communications, Inc.	209,785	8,336,856
		65,306,743

Consumer Discretionary – 9.3%
ADT, Inc.	1,120,100	9,901,684
Brinker International, Inc. (a)	62,400	6,780,384
Driven Brands Holdings, Inc. (a)	538,100	7,721,735
Graham Holdings Co. – Class B	9,587	9,703,290
Groupon, Inc. (a)	442,100	8,899,473
		43,006,566

Consumer Staples – 19.4%
BJ’s Wholesale Club Holdings, Inc. (a)	78,500	6,928,410
Casey’s General Stores, Inc.	19,700	10,109,843
Chefs’ Warehouse, Inc. (a)	165,598	9,770,282
Fresh Del Monte Produce, Inc.	255,345	9,026,446
Nomad Foods Ltd.	453,700	5,126,810
Pilgrim’s Pride Corp.	164,200	6,256,020
Post Holdings, Inc. (a)	77,900	8,096,147
PriceSmart, Inc.	87,900	10,103,226
The Kroger Co.	125,562	7,989,510
Walmart, Inc.	92,500	9,359,150
Weis Markets, Inc.	107,979	6,839,390
		89,605,234

Financials – 27.2% (b)
Allstate Corp.	38,712	7,414,122
Axis Capital Holdings Ltd.	92,700	8,682,282
Brighthouse Financial, Inc. (a)	155,247	8,859,947
CNO Financial Group, Inc.	188,800	7,555,776
EZCORP, Inc. – Class A (a)	457,900	8,356,675
Fidelity National Financial, Inc.	119,300	6,590,132
Hanover Insurance Group, Inc.	46,200	7,894,656
Horace Mann Educators Corp.	216,000	9,657,360
Loews Corp.	87,600	8,721,456
Markel Group, Inc. (a)	4,100	8,095,573
Old Republic International Corp.	200,498	7,911,651
Root, Inc. (a)	50,102	4,034,213
StoneX Group, Inc. (a)	100,400	9,228,768
Travelers Cos., Inc.	28,800	7,736,256
Unum Group	95,200	6,989,584
Virtu Financial, Inc. – Class A	229,200	7,985,328
		125,713,779

Health Care – 10.3%
Alignment Healthcare, Inc. (a)	501,900	8,462,034
BrightSpring Health Services, Inc. (a)	519,700	17,176,085
Cardinal Health, Inc.	63,900	12,190,203
Fresenius Medical Care AG – ADR	359,500	9,648,980
		47,477,302

Industrials – 9.0%
Astronics Corp. (a)	402,000	19,770,360
CSG Systems International, Inc.	148,767	11,643,993
Pitney Bowes, Inc.	1,038,100	10,256,428
		41,670,781

Information Technology – 4.8%
Porch Group, Inc. (a)	1,487,800	22,391,390

Real Estate – 2.0%
Compass, Inc. – Class A (a)	1,193,000	9,198,030

Utilities – 2.0%
UGI Corp.	269,500	9,009,385

TOTAL COMMON STOCKS
(Cost $406,669,802)		453,379,210

MASTER LIMITED PARTNERSHIPS – 1.7%

Energy – 1.7%
Sunoco LP	149,200	7,791,224

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,238,959)		7,791,224

The accompanying notes are an integral part of these financial statements.

2	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Growth Fund — as of October 31, 2025

MONEY MARKET FUNDS – 0.3%	Shares	Value
First American Government
Obligations Fund – Class X, 4.03% (c)	1,434,746	$1,434,746

TOTAL MONEY MARKET FUNDS
(Cost $1,434,746)		1,434,746

TOTAL INVESTMENTS – 100.1%
(Cost $416,343,507)		462,605,180
Liabilities in Excess of Other Assets – (0.1)%		(630,133)

TOTAL NET ASSETS – 100.0%		$461,975,047

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

LP – Limited Partnership

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$65,306,743	$—	$—	$65,306,743
Consumer Discretionary	43,006,566	—	—	43,006,566
Consumer Staples	89,605,234	—	—	89,605,234
Financials	125,713,779	—	—	125,713,779
Health Care	47,477,302	—	—	47,477,302
Industrials	41,670,781	—	—	41,670,781
Information Technology	22,391,390	—	—	22,391,390
Real Estate	9,198,030	—	—	9,198,030
Utilities	9,009,385	—	—	9,009,385
Common Stocks – Total	453,379,210	—	—	453,379,210
Master Limited Partnerships
Energy	7,791,224	—	—	7,791,224
Master Limited Partnerships – Total	7,791,224	—	—	7,791,224
Money Market Funds	1,434,746	—	—	1,434,746
Total Investments	$462,605,180	$—	$—	$462,605,180

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	3

Financial Statements — Schedule of Investments

Hennessy Focus Fund — as of October 31, 2025

COMMON STOCKS – 89.3%	Shares	Value
Communication Services – 35.2% (a)
AST SpaceMobile, Inc. (b)	2,225,142	$178,567,645
Cogent Communications Holdings, Inc.	492,488	20,315,130
Shenandoah Telecommunications Co.	796,737	9,815,800
		208,698,575

Consumer Discretionary – 13.8%
CarMax, Inc. (b)	219,238	9,188,265
Floor & Decor Holdings, Inc. – Class A (b)	62,000	3,873,760
Hilton Worldwide Holdings, Inc.	64,041	16,455,975
NVR, Inc. (b)	2,197	15,842,172
O’Reilly Automotive, Inc. (b)	289,605	27,350,296
Restoration Hardware Holdings, Inc. (b)	53,141	9,166,291
		81,876,759

Financials – 19.5%
Aon PLC – Class A	76,238	25,972,762
Brookfield Asset Management Ltd.	347,377	18,779,200
Brookfield Corp.	876,934	40,382,811
Brookfield Wealth Solutions Ltd.	23,581	1,086,377
Markel Group, Inc. (b)	14,842	29,305,974
		115,527,124

Health Care – 2.6%
Danaher Corp.	70,807	15,250,412

Industrials – 9.3%
Ashtead Group PLC	580,644	38,704,006
RELX PLC – ADR	47,000	2,079,280
TransDigm Group, Inc.	10,801	14,133,217
		54,916,503

Information Technology – 7.2%
Applied Materials, Inc.	107,512	25,061,047
CDW Corp.	108,355	17,268,536
		42,329,583

Real Estate – 1.7%
Altus Group Ltd.	249,295	10,241,616

TOTAL COMMON STOCKS
(Cost $190,757,281)		528,840,572

REAL ESTATE INVESTMENT TRUSTS – 2.3%
Real Estate – 2.3%
American Tower Corp., Class A	76,623	13,713,984

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $59,000)		13,713,984

MONEY MARKET FUNDS – 8.5%

First American Government
Obligations Fund – Class X, 4.03% (c)	29,204,110	29,204,110
First American Treasury
Obligations Fund – Class X, 3.98% (c)	21,185,886	21,185,886

TOTAL MONEY MARKET FUNDS
(Cost $50,389,996)		50,389,996

TOTAL INVESTMENTS – 100.1%
(Cost $241,206,277)		592,944,552
Liabilities in Excess of Other Assets – (0.1)%		(801,920)

TOTAL NET ASSETS – 100.0%		$592,142,632

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

4	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Focus Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$208,698,575	$—	$—	$208,698,575
Consumer Discretionary	81,876,759	—	—	81,876,759
Financials	115,527,124	—	—	115,527,124
Health Care	15,250,412	—	—	15,250,412
Industrials	54,916,503	—	—	54,916,503
Information Technology	42,329,583	—	—	42,329,583
Real Estate	10,241,616	—	—	10,241,616
Common Stocks – Total	528,840,572	—	—	528,840,572
Real Estate Investment Trusts
Real Estate	13,713,984	—	—	13,713,984
Real Estate Investment Trusts – Total	13,713,984	—	—	13,713,984
Money Market Funds	50,389,996	—	—	50,389,996
Total Investments	$592,944,552	$—	$—	$592,944,552

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	5

Financial Statements — Schedule of Investments

Hennessy Cornerstone Mid Cap 30 Fund — as of October 31, 2025

COMMON STOCKS – 99.8%	Shares	Value
Communication Services – 6.3%
EchoStar Corp., – Class A (a)	550,200	$41,193,474
Nexstar Media Group, Inc.	200,200	39,185,146
		80,378,620

Consumer Discretionary – 24.6%
Autoliv, Inc.	329,800	38,520,640
Cheesecake Factory, Inc.	746,200	37,160,760
Lithia Motors, Inc.,	123,200	38,694,656
Macy’s, Inc.	2,447,800	47,707,622
Peloton Interactive, Inc. – Class A (a)	5,177,200	37,586,472
Penn Entertainment, Inc. (a)	2,082,300	34,274,658
Wayfair, Inc., – Class A (a)	480,500	49,736,555
Wolverine World Wide, Inc.	1,318,000	29,918,600
		313,599,963

Consumer Staples – 6.0%
Cal-Maine Foods, Inc.	400,200	35,137,560
Casey’s General Stores, Inc.	80,200	41,157,838
		76,295,398

Financials – 3.1%
StoneX Group, Inc. (a)	434,200	39,911,664

Industrials – 35.5% (b)
AECOM Technology Corp.	329,700	44,295,195
American Airlines Group, Inc. (a)	3,242,900	42,579,277
C.H. Robinson Worldwide, Inc.	332,300	51,170,877
Dycom Industries, Inc. (a)	165,700	47,686,803
Granite Construction, Inc.	386,700	39,795,297
Jacobs Solutions, Inc.	289,000	45,029,090
Leidos Holdings, Inc.	235,000	44,760,450
Lyft, Inc. – Class A (a)	1,860,100	38,057,646
MasTec, Inc. (a)	236,700	48,324,672
Primoris Services Corp.	360,800	51,060,416
		452,759,723

Information Technology – 15.1%
CommScope Holding Co., Inc. (a)	2,583,100	44,687,630
Sanmina Corp. (a)	351,800	48,214,190
TD SYNNEX Corp.	278,200	43,535,518
Viasat, Inc. (a)	1,389,800	55,341,836
		191,779,174

Materials – 3.4%
Crown Holdings, Inc.	444,800	43,225,664

Real Estate – 5.8%
Jones Lang LaSalle, Inc. (a)	134,100	40,912,569
Opendoor Technologies, Inc. (a)	4,309,100	33,481,707
		74,394,276

TOTAL COMMON STOCKS
(Cost $1,208,349,284)		1,272,344,482

MONEY MARKET FUNDS – 0.4%

First American Government
Obligations Fund – Class X, 4.03% (c)	5,058,051	5,058,051

TOTAL MONEY MARKET FUNDS
(Cost $5,058,051)		5,058,051

TOTAL INVESTMENTS – 100.2%
(Cost $1,213,407,335)		1,277,402,533
Liabilities in Excess of Other Assets – (0.2)%		(2,061,187)

TOTAL NET ASSETS – 100.0%		$1,275,341,346

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

6	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Mid Cap 30 Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$80,378,620	$—	$—	$80,378,620
Consumer Discretionary	313,599,963	—	—	313,599,963
Consumer Staples	76,295,398	—	—	76,295,398
Financials	39,911,664	—	—	39,911,664
Industrials	452,759,723	—	—	452,759,723
Information Technology	191,779,174	—	—	191,779,174
Materials	43,225,664	—	—	43,225,664
Real Estate	74,394,276	—	—	74,394,276
Common Stocks – Total	1,272,344,482	—	—	1,272,344,482
Money Market Funds	5,058,051	—	—	5,058,051
Total Investments	$1,277,402,533	$—	$—	$1,277,402,533

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	7

Financial Statements — Schedule of Investments

Hennessy Cornerstone Large Growth Fund — as of October 31, 2025

COMMON STOCKS – 98.3%	Shares	Value
Consumer Discretionary – 16.0%
AutoZone, Inc. (a)	800	$2,939,544
Best Buy Co., Inc.	32,400	2,661,336
Darden Restaurants, Inc.	14,500	2,612,175
DR Horton, Inc.	18,000	2,683,440
Lowe’s Companies, Inc.	10,100	2,405,113
NVR, Inc. (a)	300	2,163,246
PulteGroup, Inc.	22,600	2,709,062
Ulta Beauty, Inc. (a)	6,500	3,379,220
		21,553,136

Consumer Staples – 13.8%
Altria Group, Inc.	51,100	2,881,018
Kimberly-Clark Corp.	20,700	2,477,997
PepsiCo, Inc.	17,900	2,615,011
Philip Morris International, Inc.	21,800	3,146,394
Sysco Corp.	35,900	2,666,652
Target Corp.	20,100	1,863,672
The Hershey Co.	17,200	2,917,636
		18,568,380

Energy – 8.3%
Cheniere Energy, Inc.	10,300	2,183,600
ConocoPhillips	25,100	2,230,386
Devon Energy Corp.	69,800	2,267,802
EOG Resources, Inc.	19,400	2,053,296
Halliburton Co.	87,800	2,356,552
		11,091,636

Financials – 3.8%
LPL Financial Holdings, Inc.	7,600	2,867,556
The Progressive Corp.	10,800	2,224,800
		5,092,356

Health Care – 12.9%
Cardinal Health, Inc.	20,900	3,987,093
Cencora, Inc.	10,900	3,682,129
HCA Healthcare, Inc.	8,500	3,907,280
Johnson & Johnson	18,000	3,399,660
Merck & Co., Inc.	26,700	2,295,666
		17,271,828

Industrials – 27.3% (b)
3M Co.	18,800	3,130,200
Booz Allen Hamilton Holding Corp., Class A	19,300	1,682,188
Builders FirstSource, Inc. (a)	16,100	1,870,337
Carlisle Cos., Inc.	6,600	2,145,330
Caterpillar, Inc.	6,900	3,983,094
Deere & Co.	5,800	2,677,454
Delta Air Lines, Inc.	39,800	2,283,724
Ferguson Enterprises, Inc.	14,700	3,652,950
Leidos Holdings, Inc.	16,900	3,218,943
Lockheed Martin Corp.	5,400	2,656,152
PACCAR, Inc.	23,900	2,351,760
Snap-on, Inc.	7,600	2,550,180
Union Pacific Corp.	11,300	2,490,181
United Parcel Service, Inc. – Class B	20,300	1,957,326
		36,649,819

Information Technology – 14.2%
CDW Corp.	14,000	2,231,180
Dell Technologies, Inc. – Class C	24,000	3,888,240
GoDaddy, Inc. – Class A (a)	13,100	1,744,003
HP, Inc.	81,100	2,244,037
Jabil, Inc.	16,200	3,578,418
NetApp, Inc.	21,700	2,555,826
QUALCOMM, Inc.	16,100	2,912,490
		19,154,194

Materials – 2.0%
Freeport-McMoRan, Inc.	65,200	2,718,840

TOTAL COMMON STOCKS
(Cost $113,606,440)		132,100,189

The accompanying notes are an integral part of these financial statements.

8	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Large Growth Fund — as of October 31, 2025

MONEY MARKET FUNDS – 1.8%	Shares	Value
First American Government
Obligations Fund – Class X, 4.03% (c)	2,480,723	$2,480,723

TOTAL MONEY MARKET FUNDS
(Cost $2,480,723)		2,480,723

TOTAL INVESTMENTS – 100.1%
(Cost $116,087,163)		134,580,912
Liabilities in Excess of Other Assets – (0.1)%		(97,673)

TOTAL NET ASSETS – 100.0%		$134,483,239

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,553,136	$—	$—	$21,553,136
Consumer Staples	18,568,380	—	—	18,568,380
Energy	11,091,636	—	—	11,091,636
Financials	5,092,356	—	—	5,092,356
Health Care	17,271,828	—	—	17,271,828
Industrials	36,649,819	—	—	36,649,819
Information Technology	19,154,194	—	—	19,154,194
Materials	2,718,840	—	—	2,718,840
Common Stocks – Total	132,100,189	—	—	132,100,189
Money Market Funds	2,480,723	—	—	2,480,723
Total Investments	$134,580,912	$—	$—	$134,580,912

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	9

Financial Statements — Schedule of Investments

Hennessy Cornerstone Value Fund — as of October 31, 2025

COMMON STOCKS – 99.4%	Shares	Value
Communication Services – 5.3%
AT&T, Inc.	241,760	$5,983,560
Comcast Corp. – Class A	147,300	4,100,095
Verizon Communications, Inc.	139,000	5,523,860
		15,607,515

Consumer Discretionary – 9.3%
Ford Motor Co.	529,300	6,949,709
Home Depot, Inc.	13,200	5,010,588
McDonald’s Corp.	19,200	5,729,856
NIKE, Inc. – Class B	76,100	4,915,299
Starbucks Corp.	56,600	4,577,242
		27,182,694

Consumer Staples – 18.7%
Altria Group, Inc.	103,900	5,857,882
Coca-Cola Co.	85,900	5,918,510
Colgate-Palmolive Co.	60,800	4,684,640
Kraft Heinz Co.	184,100	4,552,793
Mondelez International, Inc. – Class A	93,100	5,349,526
PepsiCo, Inc.	36,300	5,303,067
Philip Morris International, Inc.	44,300	6,393,819
The Kroger Co.	92,300	5,873,049
The Procter & Gamble Co.	33,400	5,022,358
Unilever PLC – ADR	96,800	5,826,392
		54,782,036

Energy – 19.9%
BP PLC – ADR	170,000	5,972,100
Canadian Natural Resources Ltd.	173,200	5,545,864
Chevron Corp.	33,375	5,263,905
ConocoPhillips	50,900	4,522,974
Equinor ASA – ADR	216,200	5,180,152
Exxon Mobil Corp.	48,010	5,490,424
Petroleo Brasileiro SA – Petrobras – ADR	392,800	4,572,192
Schlumberger NV	123,700	4,460,622
Shell PLC – ADR	80,800	6,053,536
Suncor Energy, Inc.	138,100	5,497,761
TotalEnergies SE – ADR	90,600	5,638,944
		58,198,474

Financials – 16.1%
Bank of America Corp.	115,800	6,189,510
Citigroup, Inc.	67,400	6,822,902
HSBC Holdings PLC – ADR	106,400	7,455,448
Morgan Stanley	39,100	6,412,400
Royal Bank of Canada	44,700	6,548,550
Toronto-Dominion Bank	93,700	7,695,581
Wells Fargo & Co.	69,900	6,079,203
		47,203,594

Health Care – 21.2%
Abbott Laboratories	47,500	5,871,950
AbbVie, Inc.	31,400	6,846,456
Bristol-Myers Squibb Co.	95,700	4,408,899
CVS Health Corp.	102,400	8,002,560
Gilead Sciences, Inc.	58,700	7,031,673
GSK PLC – ADR	161,160	7,551,958
Johnson & Johnson	36,700	6,931,529
Medtronic PLC	61,200	5,550,840
Merck & Co., Inc.	55,000	4,728,900
Pfizer, Inc.	204,900	5,050,785
		61,975,550

Industrials – 4.1%
RTX Corp.	44,500	7,943,250
United Parcel Service, Inc. – Class B	41,500	4,001,430
		11,944,680

Information Technology – 4.8%
Cisco Systems, Inc.	89,500	6,543,345
International Business Machines Corp.	24,000	7,377,840
		13,921,185

TOTAL COMMON STOCKS
(Cost $227,247,313)		290,815,728

The accompanying notes are an integral part of these financial statements.

10	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Value Fund — as of October 31, 2025

MONEY MARKET FUNDS – 0.5%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (a)	1,504,568	$1,504,568

TOTAL MONEY MARKET FUNDS
(Cost $1,504,568)		1,504,568

TOTAL INVESTMENTS – 99.9%
(Cost $228,751,881)		292,320,296
Other Assets in Excess of Liabilities – 0.1%		281,263

TOTAL NET ASSETS – 100.0%		$292,601,559

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$15,607,515	$—	$—	$15,607,515
Consumer Discretionary	27,182,694	—	—	27,182,694
Consumer Staples	54,782,036	—	—	54,782,036
Energy	58,198,474	—	—	58,198,474
Financials	47,203,594	—	—	47,203,594
Health Care	61,975,550	—	—	61,975,550
Industrials	11,944,680	—	—	11,944,680
Information Technology	13,921,185	—	—	13,921,185
Common Stocks – Total	290,815,728	—	—	290,815,728
Money Market Funds	1,504,568	—	—	1,504,568
Total Investments	$292,320,296	$—	$—	$292,320,296

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	11

Financial Statements — Schedule of Investments

Hennessy Total Return Fund — as of October 31, 2025

COMMON STOCKS – 69.5%	Shares	Value
Communication Services – 6.5%
Verizon Communications, Inc.	80,200	$3,187,148

Consumer Discretionary – 6.4%
McDonald’s Corp.	10,600	3,163,358

Consumer Staples – 13.2%
Coca-Cola Co.	51,300	3,534,570
The Procter & Gamble Co.	19,800	2,977,326
		6,511,896

Energy – 6.9%
Chevron Corp.	21,400	3,375,208

Health Care – 21.3%
Amgen, Inc.	11,600	3,461,788
Johnson & Johnson	20,300	3,834,061
Merck & Co., Inc.	34,800	2,992,104
UnitedHealth Group, Inc.	600	204,936
		10,492,889

Information Technology – 15.2%
Cisco Systems, Inc.	48,600	3,553,146
International Business Machines Corp.	12,800	3,934,848
		7,487,994

TOTAL COMMON STOCKS
(Cost $27,229,560)		34,218,493

U.S. TREASURY BILLS – 69.8%	Par	Value

4.01%, 11/06/2025 (a)(b)	$10,500,000	10,493,992
3.88%, 12/11/2025 (a)(b)	9,000,000	8,960,900
3.85%, 01/08/2026 (a)(b)	15,000,000	14,896,184

TOTAL U.S. TREASURY BILLS
(Cost $34,345,950)		34,351,076

MONEY MARKET FUNDS – 3.0%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (b)	1,473,740	1,473,740

TOTAL MONEY MARKET FUNDS
(Cost $1,473,740)		1,473,740

TOTAL INVESTMENTS – 142.3%
(Cost $63,049,250)		70,043,309
Liabilities in Excess of Other Assets – (42.3)%		(20,830,640)

TOTAL NET ASSETS – 100.0%		$49,212,669

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	The rate listed is the discount rate at issue.
(b)	All or a portion of this security is pledged as collateral for securities sold subject to repurchase. The aggregate fair value of the collateral is $22,900,722.
(c)	The rate listed is the fund’s seven-day yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

12	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Total Return Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$3,187,148	$—	$—	$3,187,148
Consumer Discretionary	3,163,358	—	—	3,163,358
Consumer Staples	6,511,896	—	—	6,511,896
Energy	3,375,208	—	—	3,375,208
Health Care	10,492,889	—	—	10,492,889
Information Technology	7,487,994	—	—	7,487,994
Common Stocks – Total	34,218,493	—	—	34,218,493
U.S. Treasury Bills	—	34,351,076	—	34,351,076
Money Market Funds	1,473,740	—	—	1,473,740
Total Investments	$35,692,233	$34,351,076	$—	$70,043,309

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$6,296,500	Jefferies LLC	4.50%	8/7/2025	11/6/2025	$6,367,336
5,397,000	Jefferies LLC	4.35%	9/11/2025	12/11/2025	5,455,692
8,995,000	Jefferies LLC	4.35%	10/9/2025	1/8/2026	9,092,821
$20,688,500					$20,915,849

As of October 31, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $22,900,722 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at October 31, 2025, was $20,688,500. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $20,915,849.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	13

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of October 31, 2025

COMMON STOCKS – 69.0%	Shares	Value
Communication Services – 7.0%
Alphabet, Inc. – Class C	11,012	$3,103,402

Consumer Discretionary – 4.4%
Lowe’s Companies, Inc.	2,326	553,890
O’Reilly Automotive, Inc. (a)	7,866	742,865
Starbucks Corp.	8,379	677,610
		1,974,365

Consumer Staples – 4.9%
Altria Group, Inc.	14,273	804,712
Church & Dwight Co., Inc.	7,573	664,077
Nestlé S.A. – ADR	7,318	699,015
		2,167,804

Energy – 1.7%
Chevron Corp.	4,740	747,593

Financials – 20.8%
Berkshire Hathaway, Inc. – Class B (a)	4,300	2,053,422
Blackrock, Inc.	1,205	1,304,786
Chubb Ltd.	4,085	1,131,300
Equitable Holdings, Inc.	17,651	871,959
The Charles Schwab Corp.	13,350	1,261,842
The Progressive Corp.	6,166	1,270,196
Visa, Inc. – Class A	4,027	1,372,160
		9,265,665

Health Care – 1.6%
Johnson & Johnson	3,759	709,962

Industrials – 9.4%
FedEx Corp.	3,225	818,569
Norfolk Southern Corp.	5,744	1,627,735
Old Dominion Freight Line, Inc.	5,227	733,975
Republic Services, Inc.	4,782	995,804
		4,176,083

Information Technology – 11.5%
Apple, Inc.	8,052	2,177,019
Entegris, Inc.	8,626	789,883
TE Connectivity PLC	5,535	1,367,200
Texas Instruments, Inc.	4,891	789,701
		5,123,803

Materials – 7.7%
Air Products and Chemicals, Inc.	4,639	1,125,375
Martin Marietta Materials, Inc.	1,693	1,037,979
NewMarket Corp.	1,638	1,257,820
		3,421,174

TOTAL COMMON STOCKS
(Cost $16,364,147)		30,689,851

U.S. TREASURY NOTES – 14.8%	Par	Value

1.88%, 07/31/2026	$550,000	542,398
4.63%, 11/15/2026	500,000	504,451
1.25%, 12/31/2026	625,000	607,715
0.63%, 03/31/2027	450,000	431,561
4.13%, 09/30/2027	175,000	176,641
3.88%, 10/15/2027	600,000	603,000
4.13%, 10/31/2027	400,000	404,008
4.38%, 11/30/2028	300,000	306,562
2.88%, 04/30/2029	250,000	243,799
3.63%, 08/31/2029	225,000	224,670
4.38%, 12/31/2029	275,000	282,315
2.75%, 08/15/2032	150,000	139,893
4.13%, 11/15/2032	50,000	50,703
3.50%, 02/15/2033	425,000	413,877
3.38%, 05/15/2033	200,000	192,766
4.50%, 11/15/2033	275,000	285,028
4.00%, 02/15/2034	350,000	350,150
3.88%, 08/15/2034	150,000	148,233
4.63%, 02/15/2035	275,000	286,752
4.25%, 05/15/2035	300,000	303,938
4.25%, 08/15/2035	75,000	75,896

TOTAL U.S. TREASURY NOTES
(Cost $6,564,821)		6,574,356

CORPORATE BONDS – 14.6%
Communication Services – 0.9%
Comcast Corp., 4.65%, 02/15/2033	250,000	250,229
T-Mobile USA, Inc., 3.88%, 04/15/2030	150,000	147,018
		397,247

Consumer Discretionary – 1.3%
General Motors Financial Co., Inc., 5.80%, 1/07/2029	150,000	156,253
Lowe’s Companies, Inc., 2.63%, 4/01/2031	325,000	297,150
Marriott International, Inc./MD, 5.00%, 10/15/2027	100,000	101,635
		555,038

Consumer Staples – 0.2%
Molson Coors Beverage Co., 3.00%, 7/15/2026	100,000	99,253

Energy – 1.6%
Kinder Morgan, Inc., 5.15%, 6/01/2030	250,000	257,700
The Williams Companies, Inc., 2.60%, 3/15/2031	475,000	431,373
		689,073

Financials – 7.3%
Bank of America Corp.,
2.30% to 7/21/2031 then SOFR +
1.22%, 7/21/2032	575,000	511,621

Capital One Financial Corp.,
6.31% (SOFR + 2.64%), 6/08/2029	100,000	104,811

Charles Schwab Corp.,
6.20% (SOFR + 1.88%), 11/17/2029	125,000	132,382

Citigroup, Inc.,
4.08% to 4/23/2028 then 3 mo. Term
SOFR + 1.45%, 4/23/2029	55,000	54,861

The accompanying notes are an integral part of these financial statements.

14	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of October 31, 2025

	Par	Value
Financials (Continued)
Citizens Financial Group, Inc.,
5.25% to 03/05/2030 then SOFR +
1.26%, 03/05/2031	$140,000	$143,190
Fifth Third Bancorp,
4.34% to 4/25/2032 then SOFR +
1.66%, 4/25/2033	185,000	180,305
Goldman Sachs Group, Inc.,
4.22% to 5/01/2028 then 3 mo. Term
SOFR + 1.56%, 5/01/2029	300,000	300,094
Huntington Bancshares, Inc., 2.55%, 2/04/2030	525,000	486,401
JPMorgan Chase & Co.,
2.07% to 6/01/2028 then SOFR +
1.02%, 6/01/2029	325,000	308,978
Morgan Stanley,
2.24% to 7/21/2031 then SOFR +
1.18%, 7/21/2032	250,000	221,237
Regions Financial Corp., 1.80%, 8/12/2028	325,000	304,642
State Street Corp.,
4.82% to 1/26/2033 then SOFR +
1.57%, 1/26/2034	175,000	177,367
Wells Fargo & Co.,
5.50% to 1/23/2034 then SOFR +
1.78%, 1/23/2035	300,000	313,029
		3,238,918

Health Care – 1.1%
Edwards Lifesciences Corp., 4.30%, 6/15/2028	125,000	125,280
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/2030	425,000	376,920
		502,200

Industrials – 1.4%
General Electric Co., 3.63%, 5/01/2030	380,000	370,256
Quanta Services, Inc., 4.30%, 8/09/2028	150,000	150,572
Timken Co., 6.88%, 5/08/2028	110,000	116,363
		637,191

Information Technology – 0.8%
Autodesk, Inc., 2.85%, 1/15/2030	125,000	118,418
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	75,000	77,709
Roper Technologies, Inc., 4.25%, 9/15/2028	150,000	150,421
		346,548

TOTAL CORPORATE BONDS
(Cost $6,698,404)		6,465,468

MORTGAGE-BACKED SECURITIES – 0.7%
Federal Agency Mortgage-Backed Obligations – 0.7%
Fannie Mae Pool
Pool 928831, 6.00%, 10/01/2037	48,661	50,941
Pool AB4300, 3.50%, 1/01/2042	112,998	108,436
Fannie Mae REMICS,
MD Series 2013-52, Class MD, 1.25%, 6/25/2043	30,540	26,146
Fannie Mae REMICS,
Y Series 2012-16, Class Y, 2.00%, 11/25/2041	26,507	24,242
Freddie Mac Gold Pool,
Pool G02922, 5.50%, 4/01/2037	20,271	21,148
Freddie Mac REMICS,
JD Series 4309, Class JD, 2.00%, 10/15/2043	20,273	19,066
Freddie Mac REMICS,
DJ Series 4322, Class DJ, 3.00%, 5/15/2043	18,844	18,524
Freddie Mac REMICS,
NH Series 3870, Class NH, 2.75%, 1/15/2041	3,104	3,066
Freddie Mac REMICS,
ML Series 4146, Class ML, 1.50%, 10/15/2042	1,633	1,623
Government National Mortgage Association,
BD Series 2013-24, Class BD, 1.75%, 2/16/2043	61,044	54,512

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $340,701)		327,704

MONEY MARKET FUNDS – 1.8%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (b)	820,236	820,236

TOTAL MONEY MARKET FUNDS
(Cost $820,236)		820,236

TOTAL INVESTMENTS – 100.9%
(Cost $30,788,309)		44,877,615
Liabilities in Excess of Other Assets – (0.9)%		(404,663)

TOTAL NET ASSETS – 100.0%		$44,472,952

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	15

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$3,103,402	$—	$—	$3,103,402
Consumer Discretionary	1,974,365	—	—	1,974,365
Consumer Staples	2,167,804	—	—	2,167,804
Energy	747,593	—	—	747,593
Financials	9,265,665	—	—	9,265,665
Health Care	709,962	—	—	709,962
Industrials	4,176,083	—	—	4,176,083
Information Technology	5,123,803	—	—	5,123,803
Materials	3,421,174	—	—	3,421,174
Common Stocks – Total	30,689,851	—	—	30,689,851
U.S. Treasury Notes	—	6,574,356	—	6,574,356
Corporate Bonds
Communication Services	—	397,247	—	397,247
Consumer Discretionary	—	555,038	—	555,038
Consumer Staples	—	99,253	—	99,253
Energy	—	689,073	—	689,073
Financials	—	3,238,918	—	3,238,918
Health Care	—	502,200	—	502,200
Industrials	—	637,191	—	637,191
Information Technology	—	346,548	—	346,548
Corporate Bonds – Total	—	6,465,468	—	6,465,468
Mortgage-Backed Securities
Federal Agency Mortgage-Backed Obligations	—	327,704	—	327,704
Mortgage-Backed Securities – Total	—	327,704	—	327,704
Money Market Funds	820,236	—	—	820,236
Total Investments	$31,510,087	$13,367,528	$—	$44,877,615

The accompanying notes are an integral part of these financial statements.

16	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Balanced Fund — as of October 31, 2025

COMMON STOCKS – 49.2%	Shares	Value
Communication Services – 4.4%
Verizon Communications, Inc.	14,400	$572,256

Consumer Discretionary – 3.4%
McDonald’s Corp.	1,100	328,273
NIKE, Inc. – Class B	1,650	106,574
		434,847

Consumer Staples – 8.4%
The Coca-Cola Co.	8,650	595,985
The Procter & Gamble Co.	3,350	503,740
		1,099,725

Energy – 5.2%
Chevron Corp.	4,300	678,196

Health Care – 17.7%
Amgen, Inc.	2,150	641,624
Johnson & Johnson	3,600	679,932
Merck & Co., Inc.	8,300	713,634
UnitedHealth Group, Inc.	800	273,248
		2,308,438

Information Technology – 10.1%
Cisco Systems, Inc.	8,600	628,746
International Business Machines Corp.	2,250	691,672
		1,320,418

TOTAL COMMON STOCKS
(Cost $5,297,077)		6,413,880

U.S. TREASURY BILLS – 47.5%	Par	Value

4.01%, 11/28/2025 (a)	$1,900,000	1,894,158
3.81%, 01/22/2026 (a)	1,000,000	991,657
3.94%, 06/11/2026 (a)	1,500,000	1,466,906
3.66%, 09/03/2026 (a)	1,900,000	1,842,772

TOTAL U.S. TREASURY BILLS
(Cost $6,191,663)		6,195,493

MONEY MARKET FUNDS – 3.5%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (b)	455,962	455,962

TOTAL MONEY MARKET FUNDS
(Cost $455,962)		455,962

TOTAL INVESTMENTS – 100.2%
(Cost $11,944,702)		13,065,335
Liabilities in Excess of Other Assets – (0.2)%		(26,046)

TOTAL NET ASSETS – 100.0%		$13,039,289

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	The rate shown is the discount rate at issue.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$572,256	$—	$—	$572,256
Consumer Discretionary	434,847	—	—	434,847
Consumer Staples	1,099,725	—	—	1,099,725
Energy	678,196	—	—	678,196
Health Care	2,308,438	—	—	2,308,438
Information Technology	1,320,418	—	—	1,320,418
Common Stocks – Total	6,413,880	—	—	6,413,880
U.S. Treasury Bills	—	6,195,493	—	6,195,493
Money Market Funds	455,962	—	—	455,962
Total Investments	$6,869,842	$6,195,493	$—	$13,065,335

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	17

Financial Statements — Schedule of Investments

Hennessy Energy Transition Fund — as of October 31, 2025

COMMON STOCKS – 96.4%	Shares	Value
Downstream – 8.3%
Phillips 66	4,000	$544,560
Valero Energy Corp.	3,200	542,592
		1,087,152

Exploration and Production – 36.3% (a)
Antero Resources Corp. (b)	18,200	562,562
Canadian Natural Resources Ltd.	16,600	531,532
ConocoPhillips	6,324	561,951
Diamondback Energy, Inc.	4,120	589,943
EOG Resources, Inc.	5,530	585,295
EQT Corp.	11,400	610,812
Expand Energy Corp.	5,900	609,529
National Fuel Gas Co.	5,800	457,678
Suncor Energy, Inc.	6,060	241,248
		4,750,550

Integrated – 11.3%
Chevron Corp.	4,157	655,642
Exxon Mobil Corp.	7,202	823,621
		1,479,263

Materials – 3.3%
Freeport-McMoRan, Inc.	10,420	434,514

Midstream – 8.0%
Cheniere Energy, Inc.	2,650	561,800
The Williams Companies, Inc.	8,500	491,895
		1,053,695

Oil Services – 25.1% (a)
Halliburton Co.	26,980	724,143
Helmerich & Payne, Inc.	22,000	577,720
NOV, Inc.	45,900	670,140
ProFrac Holding Corp. – Class A (b)	35,000	191,450
Schlumberger NV	17,810	642,229
Tenaris SA – ADR	12,000	477,600
		3,283,282

Utilities – 4.1%
NextEra Energy, Inc.	6,570	534,798

TOTAL COMMON STOCKS
(Cost $9,018,236)		12,623,254

MONEY MARKET FUNDS – 4.0%
First American Government
Obligations Fund – Class X, 4.03% (c)	524,691	524,691

TOTAL MONEY MARKET FUNDS
(Cost $524,691)		524,691

TOTAL INVESTMENTS – 100.4%
(Cost $9,542,927)		13,147,945
Liabilities in Excess of Other Assets – (0.4)%		(46,446)

TOTAL NET ASSETS – 100.0%		$13,101,499

Percentages are stated as a percent of net assets.

The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

ADR – American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

18	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Energy Transition Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Downstream	$1,087,152	$—	$—	$1,087,152
Exploration and Production	4,750,550	—	—	4,750,550
Integrated	1,479,263	—	—	1,479,263
Materials	434,514	—	—	434,514
Midstream	1,053,695	—	—	1,053,695
Oil Services	3,283,282	—	—	3,283,282
Utilities	534,798	—	—	534,798
Common Stocks – Total	12,623,254	—	—	12,623,254
Money Market Funds	524,691	—	—	524,691
Total Investments	$13,147,945	$—	$—	$13,147,945

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	19

Financial Statements — Schedule of Investments

Hennessy Midstream Fund — as of October 31, 2025

MASTER LIMITED PARTNERSHIPS – 56.8%	Units	Value
Crude Oil and Refined Products – 23.1%
MPLX LP	179,549	$9,113,908
Plains All American Pipeline LP	438,196	7,208,324
		16,322,232

Gathering and Processing – 6.4%
Western Midstream Partners LP	119,770	4,487,782

Natural Gas/NGL Transportation – 27.3% (a)
Energy Transfer LP	580,930	9,777,052
Enterprise Products Partners LP	310,050	9,546,439
		19,323,491

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $15,267,094)		40,133,505

COMMON STOCKS – 42.8%	Shares
Gathering and Processing – 12.3%
Antero Midstream Corp.	343,840	5,931,240
EQT Corp.	5,898	316,015
Targa Resources Corp.	15,770	2,429,211
		8,676,466

Natural Gas/NGL Transportation – 30.5% (a)
Cheniere Energy, Inc.	13,370	2,834,440
DT Midstream, Inc.	19,640	2,150,383
Kinder Morgan, Inc.	125,660	3,291,035
ONEOK, Inc.	75,154	5,035,318
TC Energy Corp.	59,530	2,986,025
The Williams Companies, Inc.	91,232	5,279,596
		21,576,797

TOTAL COMMON STOCKS
(Cost $14,778,959)		30,253,263

MONEY MARKET FUNDS – 10.4%

First American Government
Obligations Fund – Class X, 4.03% (b)	3,931,190	3,931,190
First American Treasury
Obligations Fund – Class X, 3.98% (b)	3,412,124	3,412,124

TOTAL MONEY MARKET FUNDS
(Cost $7,343,314)		7,343,314

TOTAL INVESTMENTS – 110.0%
(Cost $37,389,367)		77,730,082
Liabilities in Excess of Other Assets – (10.0)%		(7,060,851)

TOTAL NET ASSETS – 100.0%		$70,669,231

Percentages are stated as a percent of net assets.

The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

LP – Limited Partnership

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Master Limited Partnerships	Level 1	Level 2	Level 3	Total
Crude Oil and Refined Products	$16,322,232	$—	$—	$16,322,232
Gathering and Processing	4,487,782	—	—	4,487,782
Natural Gas/NGL Transportation	19,323,491	—	—	19,323,491
Master Limited Partnerships – Total	40,133,505	—	—	40,133,505
Common Stocks
Gathering and Processing	8,676,466	—	—	8,676,466
Natural Gas/NGL Transportation	21,576,797	—	—	21,576,797
Common Stocks – Total	30,253,263	—	—	30,253,263
Money Market Funds	7,343,314	—	—	7,343,314
Total Investments	$77,730,082	$—	$—	$77,730,082

The accompanying notes are an integral part of these financial statements.

20	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Gas Utility Fund — as of October 31, 2025

COMMON STOCKS – 99.7%	Shares	Value
Energy – 36.3% (a)
Cheniere Energy, Inc.	108,947	$23,096,764
DT Midstream, Inc.	133,600	14,627,864
Enbridge, Inc.	510,665	23,807,202
EQT Corp.	451,100	24,169,938
Kinder Morgan, Inc.	895,301	23,447,933
ONEOK, Inc.	347,000	23,249,000
TC Energy Corp.	470,200	23,585,232
The Williams Companies, Inc.	397,500	23,003,325
		178,987,258

Financials – 4.8%
Berkshire Hathaway, Inc. – Class A (b)	33	23,619,420

Utilities – 58.6% (a)
Algonquin Power & Utilities Corp.	145,064	809,457
ALLETE, Inc.	375	25,249
Alliant Energy Corp.	33,450	2,235,129
Ameren Corp.	36,080	3,680,882
Atmos Energy Corp.	148,086	25,429,328
Avista Corp.	22,272	847,450
Black Hills Corp.	46,847	2,971,505
CenterPoint Energy, Inc.	350,728	13,411,839
Chesapeake Utilities Corp.	25,958	3,303,934
CMS Energy Corp.	145,698	10,716,088
Consolidated Edison, Inc.	120,836	11,770,635
Dominion Energy, Inc.	73,477	4,312,365
DTE Energy Co.	44,604	6,045,626
Duke Energy Corp.	99,487	12,366,234
Essential Utilities, Inc.	106,200	4,144,986
Exelon Corp.	131,931	6,084,658
Fortis, Inc.	97,676	4,906,265
MDU Resources Group, Inc.	184,907	3,546,516
MGE Energy, Inc.	13,279	1,100,431
National Fuel Gas Co.	67,924	5,359,883
National Grid PLC – ADR	185,544	13,962,186
New Jersey Resources Corp.	110,034	4,874,506
NiSource, Inc.	362,781	15,276,708
Northwest Natural Holding Co.	51,103	2,326,720
Northwestern Energy Group, Inc.	14,798	882,997
ONE Gas, Inc.	78,875	6,324,986
PG&E Corp.	740,149	11,812,778
PPL Corp.	162,519	5,935,194
Public Service Enterprise Group, Inc.	160,690	12,945,186
RGC Resources, Inc.	13,454	278,632
Sempra	283,780	26,090,733
Southwest Gas Holdings, Inc.	94,517	7,514,102
Spire, Inc.	54,141	4,677,782
The Southern Co.	258,300	24,290,532
UGI Corp.	99,452	3,324,680
Unitil Corp.	14,598	711,653
WEC Energy Group, Inc.	151,540	16,931,564
Xcel Energy, Inc.	99,799	8,100,685
		289,330,084

TOTAL COMMON STOCKS
(Cost $234,875,859)		491,936,762

MONEY MARKET FUNDS – 0.4%

First American Government
Obligations Fund – Class X, 4.03% (c)	1,831,997	1,831,997

TOTAL MONEY MARKET FUNDS
(Cost $1,831,997)		1,831,997

TOTAL INVESTMENTS – 100.1%
(Cost $236,707,856)		493,768,759
Liabilities in Excess of Other Assets – (0.1)%		(418,830)

TOTAL NET ASSETS – 100.0%		$493,349,929

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	21

Financial Statements — Schedule of Investments

Hennessy Gas Utility Fund — as of October 31, 2025

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$178,987,258	$—	$—	$178,987,258
Financials	23,619,420	—	—	23,619,420
Utilities	289,330,084	—	—	289,330,084
Common Stocks – Total	491,936,762	—	—	491,936,762
Money Market Funds	1,831,997	—	—	1,831,997
Total Investments	$493,768,759	$—	$—	$493,768,759

The accompanying notes are an integral part of these financial statements.

22	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Japan Fund — as of October 31, 2025

COMMON STOCKS – 94.9%	Shares	Value
Communication Services – 11.0%
SoftBank Group Corp.	284,700	$49,999,387

Consumer Discretionary – 14.0%
Fast Retailing Co. Ltd.	24,700	9,081,189
Sekisui House Ltd.	530,000	11,386,866
Sony Group Corp.	1,166,800	32,798,505
Sumitomo Forestry Co. Ltd.	1,005,600	10,489,274
		63,755,834

Consumer Staples – 6.3%
Rohto Pharmaceutical Co. Ltd.	268,400	4,160,714
Seven & i Holdings Co. Ltd.	1,868,900	23,841,785
Unicharm Corp.	161,700	1,000,460
		29,002,959

Financials – 27.6% (a)
Japan Exchange Group, Inc.	567,900	6,373,260
Mitsubishi UFJ Financial Group, Inc.	1,787,500	27,025,339
Mizuho Financial Group	320,300	10,701,607
MS&AD Insurance Group Holdings, Inc.	705,500	14,585,186
ORIX Corp.	1,030,600	25,144,741
Sompo Holdings, Inc.	651,700	19,909,179
Tokio Marine Holdings, Inc.	591,100	22,177,277
		125,916,589

Health Care – 1.0%
Olympus Corp.	160,500	1,978,261
Santen Pharmaceutical Co. Ltd.	247,900	2,427,364
		4,405,625

Industrials – 20.4%
Daikin Industries, Ltd.	99,000	11,547,109
Hitachi Ltd.	1,297,900	44,787,699
Mitsubishi Corp.	704,800	16,976,300
Recruit Holdings Co. Ltd.	399,700	19,991,484
		93,302,592

Information Technology – 8.9%
Keyence Corp.	29,000	10,795,730
Renesas Electronics Corp.	194,100	2,406,886
Socionext, Inc.	39,700	899,310
Tokyo Electron Ltd.	119,100	26,415,145
		40,517,071

Materials – 3.7%
Nissan Chemical Corp.	125,600	4,251,867
Shin-Etsu Chemical Co. Ltd.	415,500	12,550,467
		16,802,334

Real Estate – 2.0%
Daiwa House Industry Co. Ltd.	275,200	9,344,764

TOTAL COMMON STOCKS
(Cost $254,199,124)		433,047,155

MONEY MARKET FUNDS – 4.5%
First American Government
Obligations Fund – Class X, 4.03% (b)	20,445,367	20,445,367

TOTAL MONEY MARKET FUNDS
(Cost $20,445,367)		20,445,367

TOTAL INVESTMENTS – 99.4%
(Cost $274,644,491)		453,492,522
Other Assets in Excess of Liabilities – 0.6%		2,922,805

TOTAL NET ASSETS – 100.0%		$456,415,327

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$49,999,387	$—	$—	$49,999,387
Consumer Discretionary	63,755,834	—	—	63,755,834
Consumer Staples	29,002,959	—	—	29,002,959
Financials	125,916,589	—	—	125,916,589
Health Care	4,405,625	—	—	4,405,625
Industrials	93,302,592	—	—	93,302,592
Information Technology	40,517,071	—	—	40,517,071
Materials	16,802,334	—	—	16,802,334
Real Estate	9,344,764	—	—	9,344,764
Common Stocks – Total	433,047,155	—	—	433,047,155
Money Market Funds	20,445,367	—	—	20,445,367
Total Investments	$453,492,522	$—	$—	$453,492,522

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	23

Financial Statements — Schedule of Investments

Hennessy Japan Small Cap Fund — as of October 31, 2025

COMMON STOCKS – 95.1%	Shares	Value
Consumer Discretionary – 14.1%
Aeon Fantasy Co. Ltd. (a)	91,500	$1,655,918
Eternal Hospitality Group Co. Ltd.	78,100	1,422,534
Koshidaka Holdings Co. Ltd.	143,500	1,098,761
LITALICO, Inc.	242,800	1,944,165
Mizuno Corp.	116,100	2,098,855
Musashi Seimitsu Industry Co. Ltd.	117,400	2,658,659
NOK Corp.	168,200	2,995,970
Onward Holdings Co. Ltd.	297,200	1,247,735
Saizeriya Co. Ltd.	36,100	1,180,611
Takashimaya Co. Ltd.	179,900	1,929,043
		18,232,251

Consumer Staples – 9.7%
Ariake Japan Co. Ltd.	41,700	1,463,870
Daikokutenbussan Co. Ltd.	48,700	1,959,250
Genky DrugStores Co. Ltd.	74,700	2,486,607
Sakata Seed Corp.	83,400	2,137,629
Warabeya Nichiyo Holdings Co. Ltd.	96,700	1,957,719
YAKUODO Holdings Co. Ltd.	109,800	1,449,180
Yamami Co.	45,700	1,187,648
		12,641,903

Financials – 6.1%
Musashino Bank Ltd.	125,600	3,382,259
Nishi-Nippon Financial Holdings, Inc.	265,000	4,536,176
		7,918,435

Health Care – 2.7%
Nihon Kohden Corp.	185,300	2,143,858
PeptiDream, Inc. (a)	140,000	1,416,715
		3,560,573

Industrials – 34.5% (b)
AGC, Inc.	83,700	2,617,831
Amada Co. Ltd.	52,700	630,239
CKD Corp.	75,800	1,630,504
Daihen Corp.	49,700	3,266,894
Fukuda Corp.	17,800	794,653
Fukuyama Transporting Co. Ltd.	68,100	1,690,238
Gakujo Co. Ltd.	143,000	1,497,645
Hanwa Co. Ltd.	30,300	1,266,187
Kanamoto Co. Ltd.	116,800	2,724,651
Nabtesco Corp.	101,800	2,557,716
Nichiha Corp.	71,700	1,276,652
Nissei ASB Machine Co. Ltd.	60,800	2,698,540
Nitto Kogyo Corp.	75,100	1,800,626
OSG Corp.	126,500	1,836,635
Penta-Ocean Construction Co. Ltd.	408,100	3,745,749
Raksul, Inc.	174,600	1,198,668
Sankyu, Inc.	44,300	2,261,999
SBS Holdings, Inc.	96,200	2,116,138
Takasago Thermal Engineering Co. Ltd.	44,200	1,312,434
Tanseisha Co. Ltd.	213,300	1,842,206
Tocalo Co. Ltd.	85,200	1,252,209
Transcosmos, Inc.	107,500	2,546,071
Trusco Nakayama Corp.	133,200	2,103,749
		44,668,234

Information Technology – 14.2%
Canon Marketing Japan, Inc.	42,800	1,784,375
Computer Engineering & Consulting Ltd.	55,100	773,352
Elecom Co. Ltd.	101,400	1,186,981
Future Corp.	119,800	1,691,550
Macnica Holdings, Inc.	75,900	1,083,019
Mimaki Engineering Co. Ltd.	109,400	1,209,640
Mitsubishi Research Institute, Inc.	60,700	1,922,108
Nippon Signal Co. Ltd.	125,600	1,026,903
Optex Group Co. Ltd.	127,100	1,924,108
Towa Corp.	82,600	1,272,954
Tsuzuki Denki Co. Ltd.	105,000	2,153,008
Ulvac, Inc.	51,200	2,333,585
		18,361,583

Materials – 6.5%
Daicel Corp.	37,000	318,957
Maeda Kosen Co. Ltd.	337,600	4,223,560
Nissan Chemical Corp.	54,800	1,855,114
Tokyo Ohka Kogyo Co. Ltd.	54,100	1,984,474
		8,382,105

Real Estate – 6.8%
Loadstar Capital KK	64,300	1,347,667
Relo Group, Inc.	266,100	2,862,850
Star Mica Holdings Co. Ltd.	214,200	1,581,725
Tosei Corp.	141,900	3,020,128
		8,812,370

Utilities – 0.5%
EF-ON INC	244,900	629,293

TOTAL COMMON STOCKS
(Cost $100,862,184)		123,206,747

The accompanying notes are an integral part of these financial statements.

24	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Japan Small Cap Fund — as of October 31, 2025

MONEY MARKET FUNDS – 4.1%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (c)	5,254,311	$5,254,311

TOTAL MONEY MARKET FUNDS
(Cost $5,254,311)		5,254,311

TOTAL INVESTMENTS – 99.2%
(Cost $106,116,495)		128,461,058
Other Assets in Excess of Liabilities – 0.8%		1,009,275

TOTAL NET ASSETS – 100.0%		$129,470,333

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$18,232,251	$—	$—	$18,232,251
Consumer Staples	12,641,903	—	—	12,641,903
Financials	7,918,435	—	—	7,918,435
Health Care	3,560,573	—	—	3,560,573
Industrials	44,668,234	—	—	44,668,234
Information Technology	18,361,583	—	—	18,361,583
Materials	8,382,105	—	—	8,382,105
Real Estate	8,812,370	—	—	8,812,370
Utilities	629,293	—	—	629,293
Common Stocks – Total	123,206,747	—	—	123,206,747
Money Market Funds	5,254,311	—	—	5,254,311
Total Investments	$128,461,058	$—	$—	$128,461,058

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	25

Financial Statements — Schedule of Investments

Hennessy Large Cap Financial Fund — as of October 31, 2025

COMMON STOCKS – 95.6%	Shares	Value
Financials – 95.5% (a)
Bank of America Corp.	34,000	$1,817,300
Berkshire Hathaway, Inc. – Class B (b)	3,000	1,432,620
Block, Inc. (b)	20,500	1,556,770
Capital One Financial Corp.	7,000	1,539,930
Chime Financial, Inc. – Class A (b)	32,000	549,440
Citigroup, Inc.	22,000	2,227,060
Citizens Financial Group, Inc.	10,000	508,700
Coinbase Global, Inc. – Class A (b)	5,000	1,718,900
Equitable Holdings, Inc.	18,000	889,200
Etoro Group Ltd. – Class A (b)	20,000	741,200
Federal National Mortgage Association (b)	33,000	336,930
Figure Technology Solutions, Inc. – Class A (b)	7,000	277,200
Fiserv, Inc. (b)	4,000	266,760
JPMorgan Chase & Co.	5,500	1,711,160
KeyCorp	5,000	87,950
Klarna Group PLC (b)	5,000	187,850
Mastercard, Inc. – Class A	2,000	1,103,980
Morgan Stanley	10,000	1,640,000
PayPal Holdings, Inc. (b)	22,000	1,523,940
Robinhood Markets, Inc. – Class A (b)	12,000	1,761,360
Synchrony Financial	18,000	1,338,840
The Charles Schwab Corp.	3,000	283,560
The Goldman Sachs Group, Inc.	1,100	868,307
The PNC Financial Services Group, Inc.	8,000	1,460,400
Truist Financial Corp.	36,500	1,628,995
U.S. Bancorp	15,000	700,200
Visa, Inc. – Class A	4,000	1,362,960
Wells Fargo & Co.	17,800	1,548,066
		31,069,578

Information Technology – 0.1%
Circle Internet Group, Inc. (b)	200	25,396

TOTAL COMMON STOCKS
(Cost $17,862,353)		31,094,974

MONEY MARKET FUNDS – 5.2%

First American Government
Obligations Fund – Class X, 4.03% (c)	1,565,648	1,565,648
First American Treasury
Obligations Fund – Class X, 3.98% (c)	135,201	135,201

TOTAL MONEY MARKET FUNDS
(Cost $1,700,849)		1,700,849

TOTAL INVESTMENTS – 100.8%
(Cost $19,563,202)		32,795,823
Liabilities in Excess of Other Assets – (0.8)%		(275,237)

TOTAL NET ASSETS – 100.0%		$32,520,586

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$31,069,578	$—	$—	$31,069,578
Information Technology	25,396	—	—	25,396
Common Stocks – Total	31,094,974	—	—	31,094,974
Money Market Funds	1,700,849	—	—	1,700,849
Total Investments	$32,795,823	$—	$—	$32,795,823

The accompanying notes are an integral part of these financial statements.

26	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Small Cap Financial Fund — as of October 31, 2025

COMMON STOCKS – 99.4%	Shares	Value
Financials – 99.4% (a)
Associated Banc-Corp.	63,000	$1,560,510
Atlantic Union Bankshares Corp.	30,000	975,600
Avidia Bancorp, Inc. (b)	70,000	1,040,900
Banc of California, Inc.	220,000	3,733,400
BankUnited, Inc.	78,000	3,126,240
Banner Corp.	20,000	1,207,800
Beacon Financial Corp.	42,000	1,022,280
Bread Financial Holdings, Inc.	43,000	2,693,950
California BanCorp (b)	115,000	2,126,350
Columbia Banking System, Inc.	140,000	3,752,000
ConnectOne Bancorp, Inc.	145,000	3,488,700
Customers Bancorp, Inc. (b)	38,000	2,550,560
Eagle Bancorp, Inc.	145,000	2,428,750
Eastern Bankshares, Inc.	118,000	2,068,540
Flagstar Bank NA	272,000	3,106,240
Hancock Whitney Corp.	23,000	1,313,530
Independent Bank Corp.	47,000	3,162,630
NB Bancorp, Inc.	185,000	3,342,950
OceanFirst Financial Corp.	175,000	3,181,500
Old National Bancorp	95,000	1,940,850
Provident Financial Services, Inc.	185,000	3,383,650
Rocket Companies, Inc. – Class A	120,000	1,999,200
The Bancorp, Inc. (b)	31,000	2,026,470
The Hingham Institution for Savings	13,000	3,825,380
WaFd, Inc.	110,000	3,193,300
Western New England Bancorp, Inc.	215,000	2,444,550
Wintrust Financial Corp.	18,000	2,340,360

TOTAL COMMON STOCKS
(Cost $53,042,944)		67,036,190

MONEY MARKET FUNDS – 0.9%
First American Government
Obligations Fund – Class X, 4.03% (c)	610,192	610,192

TOTAL MONEY MARKET FUNDS
(Cost $610,192)		610,192

TOTAL INVESTMENTS – 100.3%
(Cost $53,653,136)		67,646,382
Liabilities in Excess of Other Assets – (0.3)%		(188,747)

TOTAL NET ASSETS – 100.0%		$67,457,635

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$67,036,190	$—	$—	$67,036,190
Common Stocks – Total	67,036,190	—	—	67,036,190
Money Market Funds	610,192	—	—	610,192
Total Investments	$67,646,382	$—	$—	$67,646,382

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	27

Financial Statements — Schedule of Investments

Hennessy Technology Fund — as of October 31, 2025

COMMON STOCKS – 97.5%	Shares	Value
Communication Services – 8.2%
Cargurus, Inc. (a)	3,952	$138,794
Meta Platforms, Inc. – Class A	192	124,483
Pinterest, Inc. – Class A (a)	4,357	144,217
TripAdvisor, Inc. (a)	8,847	142,083
Yelp, Inc. (a)	4,376	144,320
		693,897

Consumer Discretionary – 1.3%
Sea Ltd. – ADR (a)	732	114,375

Information Technology – 88.0% (b)
Adobe, Inc. (a)	392	133,402
Apple, Inc.	536	144,918
Applied Materials, Inc.	630	146,853
AppLovin Corp. – Class A (a)	227	144,674
Arista Networks, Inc. (a)	875	137,979
ASML Holding NV	139	147,233
Atlassian Corp. – Class A (a)	922	156,205
Autodesk, Inc. (a)	444	133,795
CDW Corp.	882	140,564
Cellebrite DI Ltd. (a)	7,230	123,344
CGI, Inc.	1,513	131,631
Check Point Software Technologies Ltd. (a)	688	134,628
Clearwater Analytics Holdings, Inc. – Class A (a)	7,639	140,634
Cognizant Technology Solutions Corp. – Class A	2,004	146,052
Commvault Systems, Inc. (a)	789	109,845
Diebold Nixdorf, Inc. (a)	2,404	142,197
Docusign, Inc. (a)	1,909	139,624
Endava PLC – ADR (a)	15,334	142,146
Extreme Networks, Inc. (a)	6,649	126,464
Fortinet, Inc. (a)	1,597	138,029
Frequency Electronics, Inc. (a)	3,573	131,201
Gartner, Inc. (a)	558	138,574
GlobalFoundries, Inc. (a)	3,845	136,882
Globant SA (a)	2,320	142,866
GoDaddy, Inc. – Class A (a)	1,016	135,260
Hewlett Packard Enterprise Co.	5,287	129,109
Ingram Micro Holding Corp.	6,189	142,099
InterDigital, Inc.	391	141,526
Ituran Location and Control Ltd.	3,851	148,302
Jabil, Inc.	668	147,554
KLA Corp.	130	157,136
Lam Research Corp.	968	152,421
Monolithic Power Systems, Inc.	141	141,705
Motorola Solutions, Inc.	299	121,606
NetApp, Inc.	1,142	134,505
NVIDIA Corp.	708	143,363
OneSpan, Inc.	8,864	101,050
Open Text Corp.	3,537	135,644
Oracle Corp.	475	124,740
Palo Alto Networks, Inc. (a)	630	138,751
Pegasystems, Inc.	2,462	156,706
Pure Storage, Inc. – Class A (a)	1,485	146,569
QUALCOMM, Inc.	804	145,444
Qualys, Inc. (a)	1,062	130,902
Rapid7, Inc. (a)	7,522	139,232
ScanSource, Inc. (a)	3,298	141,501
STMicroelectronics NV	4,785	117,089
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR	457	137,296
Telefonaktiebolaget LM Ericsson – ADR	16,324	164,709
Teradata Corp. (a)	6,239	130,083
Turtle Beach Corp. (a)	9,015	152,353
United Microelectronics Corp. – ADR	18,212	140,415
Vontier Corp.	3,426	131,901
Zscaler, Inc. (a)	437	144,708

		7,483,419

TOTAL COMMON STOCKS
(Cost $6,619,875)		8,291,691

The accompanying notes are an integral part of these financial statements.

28	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Technology Fund — as of October 31, 2025

MONEY MARKET FUNDS – 2.7%	Shares	Value

First American Government
Obligations Fund – Class X, 4.03% (c)	228,449	$228,449

TOTAL MONEY MARKET FUNDS
(Cost $228,449)		228,449

TOTAL INVESTMENTS – 100.2%
(Cost $6,848,324)		8,520,140
Liabilities in Excess of Other Assets – (0.2)%		(16,841)

TOTAL NET ASSETS – 100.0%		$8,503,299

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$693,897	$—	$—	$693,897
Consumer Discretionary	114,375	—	—	114,375
Information Technology	7,483,419	—	—	7,483,419
Common Stocks – Total	8,291,691	—	—	8,291,691
Money Market Funds	228,449	—	—	228,449
Total Investments	$8,520,140	$—	$—	$8,520,140

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	29

Financial Statements — Statements of Assets and Liabilities

as of October 31, 2025

	HENNESSY
	CORNERSTONE
	GROWTH	HENNESSY
	FUND	FOCUS FUND
ASSETS:
Investments in securities, at value	$462,605,180	$592,944,552
Dividends and interest receivable	238,457	127,037
Receivable for fund shares sold	143,451	253,082
Return of capital receivable	137,294	—
Dividend tax reclaim receivable	39,659	—
Prepaid expenses and other assets	48,410	39,934
Total assets	463,212,451	593,364,605

LIABILITIES:
Payable for fund securities purchased	—	—
Payable for fund shares redeemed	684,750	403,125
Payable to advisor	295,757	457,460
Payable to administrator	71,294	85,760
Payable to auditor	22,742	22,745
Accrued distribution fees	37,473	66,822
Accrued service fees	21,782	34,348
Accrued trustees’ fees	5,311	5,308
Reverse repurchase agreement	—	—
Accrued interest payable	—	—
Accrued expenses and other payables	98,295	146,405
Total liabilities	1,237,404	1,221,973
NET ASSETS	$461,975,047	$592,142,632

NET ASSETS CONSISTS OF:
Capital stock	$428,179,305	$68,790,656
Total distributable earnings	33,795,742	523,351,976
Total net assets	$461,975,047	$592,142,632

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$251,175,477	$404,666,807
Shares issued and outstanding	7,848,660	6,946,762
Net asset value, offering price, and redemption price per share	$32.00	$58.25

Institutional Class
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$210,799,570	$187,475,825
Shares issued and outstanding	6,287,172	3,049,695
Net asset value, offering price, and redemption price per share	$33.53	$61.47

Investments, at cost	$416,343,507	$241,206,277

The accompanying notes are an integral part of these financial statements.

30	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities

as of October 31, 2025

HENNESSY	HENNESSY
CORNERSTONE	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
MID CAP 30	LARGE	CORNERSTONE	TOTAL RETURN	EQUITY AND	BALANCED
FUND	GROWTH FUND	VALUE FUND	FUND	INCOME FUND	FUND

$1,277,402,533	$134,580,912	$292,320,296	$70,043,309	$44,877,615	$13,065,335
770,010	87,738	608,509	80,007	142,075	14,632
1,014,829	521	394	134	—	—
—	—	—	—	—	—
—	534	7,080	—	20,503	—
78,586	19,134	28,755	11,587	18,924	8,653
1,279,265,958	134,688,839	292,965,034	70,135,037	45,059,117	13,088,620

—	—	—	—	477,450	—
2,506,797	22,001	212	24,213	10,628	100
801,180	84,927	184,531	25,036	30,935	6,616
185,790	21,319	43,827	8,992	8,777	3,882
22,742	22,742	22,742	22,742	22,751	22,742
66,105	18,674	44,139	7,459	4,710	1,714
38,470	10,050	24,098	4,172	2,172	1,103
5,312	5,312	5,312	5,314	5,313	5,314
—	—	—	20,688,500	—	—
—	—	—	123,419	—	—
298,216	20,575	38,614	12,521	23,429	7,860
3,924,612	205,600	363,475	20,922,368	586,165	49,331
$1,275,341,346	$134,483,239	$292,601,559	$49,212,669	$44,472,952	$13,039,289

$1,200,699,081	$108,241,209	$210,379,940	$42,694,521	$26,001,613	$12,016,536
74,642,265	26,242,030	82,221,619	6,518,148	18,471,339	1,022,753
$1,275,341,346	$134,483,239	$292,601,559	$49,212,669	$44,472,952	$13,039,289

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$453,599,890	$117,784,618	$282,956,818	$49,212,669	$25,151,828	$13,039,289
19,605,221	9,858,303	12,361,156	3,476,414	1,741,516	1,053,582
$23.14	$11.95	$22.89	$14.16	$14.44	$12.38

Unlimited	Unlimited	Unlimited	N/A	Unlimited	N/A
$821,741,456	$16,698,621	$9,644,741	N/A	$19,321,124	N/A
33,614,480	1,380,951	420,054	N/A	1,427,716	N/A
$24.45	$12.09	$22.96	N/A	$13.53	N/A

$1,213,407,335	$116,087,163	$228,751,881	$63,049,250	$30,788,309	$11,944,702

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	31

Financial Statements — Statements of Assets and Liabilities

as of October 31, 2025

	HENNESSY
	ENERGY	HENNESSY
	TRANSITION	MIDSTREAM
	FUND	FUND
ASSETS:
Investments in securities, at value	$13,147,945	$77,730,082
Dividends and interest receivable	2,434	67,311
Receivable for fund shares sold	509	5,092
Receivable for securities sold	—	213,963
Return of capital receivable	—	495,543
Dividend tax reclaim receivable	—	—
Due from advisor	—	—
Prepaid expenses and other assets	9,425	13,712
Total assets	13,160,313	78,525,703

LIABILITIES:
Payable for fund securities purchased	—	—
Payable for fund shares redeemed	1,711	46,958
Payable to advisor	13,693	66,009
Payable to administrator	—	—
Payable to auditor	23,408	41,308
Accrued distribution fees	1,611	3,645
Accrued service fees	509	2,239
Accrued trustees’ fees	5,312	5,311
Accrued interest payable	17	—
Deferred income tax	—	7,670,370
Accrued expenses and other payables	12,553	20,632
Total liabilities	58,814	7,856,472
NET ASSETS	$13,101,499	$70,669,231

NET ASSETS CONSISTS OF:
Capital stock	$43,477,930	$61,000,107
Total distributable earnings (accumulated deficit)	(30,376,431)	9,669,124
Total net assets	$13,101,499	$70,669,231

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$6,075,249	$25,357,505
Shares issued and outstanding	207,726	2,257,813
Net asset value, offering price, and redemption price per share	$29.25	$11.23

Institutional Class
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$7,026,250	$45,311,726
Shares issued and outstanding	234,333	3,826,963
Net asset value, offering price, and redemption price per share	$29.98	$11.84

Investments, at cost	$9,542,927	$37,389,367

The accompanying notes are an integral part of these financial statements.

32	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities

as of October 31, 2025

			HENNESSY	HENNESSY
HENNESSY		HENNESSY	LARGE CAP	SMALL CAP	HENNESSY
GAS UTILITY	HENNESSY	JAPAN SMALL	FINANCIAL	FINANCIAL	TECHNOLOGY
FUND	JAPAN FUND	CAP FUND	FUND	FUND	FUND

$493,768,759	$453,492,522	$128,461,058	$32,795,823	$67,646,382	$8,520,140
158,829	3,332,326	902,125	33,070	2,225	1,103
19,868	191,713	383,265	702	3,040	—
—	—	145,055	—	—	—
—	—	—	—	—	—
—	204,843	55,771	—	—	615
—	—	—	—	—	4,323
34,042	45,785	22,311	15,719	18,853	17,036
493,981,498	457,267,189	129,969,585	32,845,314	67,670,500	8,543,217

—	—	250,812	207,152	65,190	—
143,943	387,987	73,598	36,386	11,554	—
172,840	306,173	90,482	24,189	52,238	—
73,422	65,317	21,353	6,551	11,973	—
22,742	22,746	22,742	22,742	22,753	22,755
68,359	7,052	5,832	3,938	9,996	997
37,973	4,171	3,316	2,026	5,264	524
5,319	5,310	5,307	5,309	5,309	5,312
—	—	—	—	—	—
—	—	—	—	—	—
106,971	53,106	25,810	16,435	28,588	10,330
631,569	851,862	499,252	324,728	212,865	39,918
$493,349,929	$456,415,327	$129,470,333	$32,520,586	$67,457,635	$8,503,299

$211,069,479	$268,170,029	$91,681,172	$17,398,562	$48,614,220	$5,419,401
282,280,450	188,245,298	37,789,161	15,122,024	18,843,415	3,083,898
$493,349,929	$456,415,327	$129,470,333	$32,520,586	$67,457,635	$8,503,299

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$433,646,712	$49,635,668	$38,585,325	$23,879,695	$61,167,725	$6,205,466
15,044,673	1,019,144	1,812,087	679,678	2,188,601	230,551
$28.82	$48.70	$21.29	$35.13	$27.95	$26.92

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$59,703,217	$406,779,659	$90,885,008	$8,640,891	$6,289,910	$2,297,833
2,077,219	8,013,948	4,326,035	242,798	399,578	82,557
$28.74	$50.76	$21.01	$35.59	$15.74	$27.83

$236,707,856	$274,644,491	$106,116,495	$19,563,202	$53,653,136	$6,848,324

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	33

Financial Statements — Statements of Operations

for the year ended October 31, 2025

	HENNESSY
	CORNERSTONE
	GROWTH	HENNESSY
	FUND	FOCUS FUND
INVESTMENT INCOME:
Dividend income(1)	$5,747,710	$2,848,947
Interest income	589,029	373,015
Total investment income	6,336,739	3,221,962

EXPENSES:
Investment advisory fees (See Note 5)	3,852,855	5,079,156
Sub-transfer agent expenses – Investor Class (See Note 5)	586,086	714,413
Sub-transfer agent expenses – Institutional Class (See Note 5)	240,969	149,130
Distribution fees – Investor Class (See Note 5)	457,850	533,231
Administration, accounting, custody, and transfer agent fees (See Note 5)	444,015	467,343
Service fees – Investor Class (See Note 5)	305,233	355,487
Federal and state registration fees	77,760	58,587
Trustees’ fees and expenses	26,769	26,977
Audit fees	22,739	22,739
Compliance expense (See Note 5)	29,926	30,160
Reports to shareholders	52,643	42,330
Legal fees	10,591	7,982
Interest expense (See Notes 7 and 9)	7,024	2,359
Other expenses	74,414	91,810
Net expenses	6,188,874	7,581,704
NET INVESTMENT INCOME (LOSS)	$147,865	$(4,359,742)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$(12,602,621)	$215,026,776
Net change in unrealized appreciation/depreciation on investments	21,806,808	(57,958,360)
Net gain (loss) on investments	9,204,187	157,068,416
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,352,052	$152,708,674

(1) Net of foreign taxes withheld and issuance fees of	$219,885	$145,585

The accompanying notes are an integral part of these financial statements.

34	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations

for the year ended October 31, 2025

HENNESSY	HENNESSY
CORNERSTONE	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
MID CAP 30	LARGE	CORNERSTONE	TOTAL RETURN	EQUITY AND	BALANCED
FUND	GROWTH FUND	VALUE FUND	FUND	INCOME FUND	FUND

$18,563,725	$2,859,775	$11,059,288	$1,198,112	$559,518	$225,103
1,434,763	77,772	195,966	1,537,779	561,133	282,738
19,998,488	2,937,547	11,255,254	2,735,891	1,120,651	507,841

10,962,979	998,694	2,122,318	292,196	419,452	77,235
1,231,192	104,264	193,428	34,089	60,938	5,740
1,124,470	8,323	9,565	—	21,723	—
814,960	177,829	414,488	73,049	43,527	19,309
1,233,160	123,647	248,972	52,678	56,174	22,935
543,306	118,400	276,326	48,699	29,018	12,873
129,871	34,420	36,915	20,123	33,773	20,355
38,218	22,372	24,060	21,473	21,540	21,079
22,739	22,739	22,739	22,739	22,756	22,739
32,831	28,849	29,253	28,597	28,614	28,505
120,874	18,497	25,512	10,295	11,882	4,079
31,378	1,979	4,271	593	6,099	97
19,636	178	—	966,258	1,812	—
196,743	27,803	48,329	10,769	12,787	7,564
16,502,357	1,687,994	3,456,176	1,581,558	770,095	242,510
$3,496,131	$1,249,553	$7,799,078	$1,154,333	$350,556	$265,331

$36,029,436	$7,190,172	$15,078,702	$(518,455)	$6,703,429	$(84,919)
(64,638,291)	(2,761,349)	6,236,426	3,484,787	(4,595,990)	557,731
(28,608,855)	4,428,823	21,315,128	2,966,332	2,107,439	472,812
$(25,112,724)	$5,678,376	$29,114,206	$4,120,665	$2,457,995	$738,143

$—	$—	$414,910	$—	$5,282	$—

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	35

Financial Statements — Statements of Operations

for the year ended October 31, 2025

	HENNESSY
	ENERGY	HENNESSY
	TRANSITION	MIDSTREAM
	FUND	FUND
INVESTMENT INCOME:
Distributions received from master limited partnerships	$—	$3,296,658
Return of capital on distributions received	—	(3,296,658)
Dividend income(1)	406,863	943,256
Interest income	20,653	260,927
Total investment income	427,516	1,204,183

EXPENSES:
Investment advisory fees (See Note 5)	185,001	868,181
Sub-transfer agent expenses – Investor Class (See Note 5)	12,087	64,291
Sub-transfer agent expenses – Institutional Class (See Note 5)	10,511	53,872
Distribution fees – Investor Class (See Note 5)	9,354	40,089
Administration, accounting, custody, and transfer agent fees (See Note 5)	24,545	77,822
Service fees – Investor Class (See Note 5)	6,236	26,726
Federal and state registration fees	31,358	35,678
Trustees’ fees and expenses	21,103	21,850
Audit fees	23,411	41,303
Compliance expense (See Note 5)	28,515	28,675
Reports to shareholders	9,343	21,299
Legal fees	97	1,275
Interest expense (See Notes 7 and 9)	744	—
Income tax expense	—	1,100
Other expenses	8,755	23,515
Total expenses before waivers and reimbursements	371,060	1,305,676
Service provider expense waiver (See Note 5)	(24,545)	(77,822)
Expense reimbursement by advisor – Investor Class (See Note 5)	—	(16,987)
Expense reimbursement by advisor – Institutional Class (See Note 5)	—	5,988
Net expenses	346,515	1,216,855
NET INVESTMENT INCOME (LOSS)	$81,001	$(12,672)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$2,556,353	$3,462,698
Net realized gain (loss) on foreign currency	—	—
Net change in unrealized appreciation/depreciation on investments	(928,915)	3,155,869
Net change in unrealized appreciation/depreciation on foreign currency	—	—
Deferred income tax	—	(2,152,107)
Net gain (loss) on investments	1,627,438	4,466,460
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,708,439	$4,453,788

(1) Net of foreign taxes withheld and issuance fees of	$8,484	$23,213

The accompanying notes are an integral part of these financial statements.

36	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations

for the year ended October 31, 2025

			HENNESSY	HENNESSY
HENNESSY		HENNESSY	LARGE CAP	SMALL CAP	HENNESSY
GAS UTILITY	HENNESSY	JAPAN SMALL	FINANCIAL	FINANCIAL	TECHNOLOGY
FUND	JAPAN FUND	CAP FUND	FUND	FUND	FUND

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
14,961,352	9,550,661	2,957,833	516,239	1,978,461	54,551
186,178	1,306,258	194,745	26,584	46,425	8,287
15,147,530	10,856,919	3,152,578	542,823	2,024,886	62,838

1,998,794	3,370,377	967,985	278,706	669,597	58,358
691,616	100,381	76,275	46,008	140,370	6,063
60,290	375,162	75,973	8,665	8,695	1,909
661,291	73,412	50,827	35,006	101,578	8,219
419,050	359,510	112,434	37,633	73,647	18,796
440,861	48,942	33,885	23,337	67,719	5,480
40,487	53,649	32,693	32,985	37,839	32,183
26,414	25,402	22,179	21,275	21,717	21,019
22,739	22,739	22,739	22,739	22,756	22,756
29,800	29,599	28,791	28,556	28,699	28,498
35,435	33,350	17,394	10,090	15,039	8,424
7,662	6,787	1,534	228	1,130	97
4,598	—	—	292	2,586	478
—	—	—	—	—	—
247,503	67,751	24,782	11,586	17,312	8,141
4,686,540	4,567,061	1,467,491	557,106	1,208,684	220,421
—	—	—	—	—	(18,796)
—	—	—	—	—	(77,182)
—	—	—	—	—	(32,982)
4,686,540	4,567,061	1,467,491	557,106	1,208,684	91,461
$10,460,990	$6,289,858	$1,685,087	$(14,283)	$816,202	$(28,623)

$49,352,453	$9,934,098	$16,212,221	$5,704,949	$8,187,166	$1,523,335
—	(150,096)	(81,044)	—	—	—
(3,619,143)	60,547,570	16,255,128	1,913,255	(4,599,551)	239,077
—	53,730	12,392	—	—	—
—	—	—	—	—	—
45,733,310	70,385,302	32,398,697	7,618,204	3,587,615	1,762,412
$56,194,300	$76,675,160	$34,083,784	$7,603,921	$4,403,817	$1,733,789

$447,191	$895,455	$328,648	$—	$720	$4,487

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	37

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$147,865	$(379,831)
Net realized gain (loss) on investments	(12,602,621)	87,209,748
Net change in unrealized appreciation/depreciation on investments	21,806,808	6,152,759
Net increase (decrease) in net assets resulting from operations	9,352,052	92,982,676

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(44,313,481)	(606,782)
Distributable earnings – Institutional Class	(23,640,467)	(167,282)
Total distributions	(67,953,948)	(774,064)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	82,754,032	187,004,052
Proceeds from shares subscribed – Institutional Class	168,152,742	176,079,733
Dividends reinvested – Investor Class	42,865,812	578,789
Dividends reinvested – Institutional Class	22,247,842	152,443
Cost of shares redeemed – Investor Class	(171,822,880)	(66,009,736)
Cost of shares redeemed – Institutional Class	(135,051,491)	(42,258,515)
Net increase (decrease) in net assets derived from capital share transactions	9,146,057	255,546,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,455,839)	347,755,378

NET ASSETS:
Beginning of year	511,430,886	163,675,508
End of year	$461,975,047	$511,430,886

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	2,504,771	5,583,614
Shares sold – Institutional Class	5,069,648	5,015,256
Shares issued to holders as reinvestment of dividends – Investor Class	1,242,392	20,835
Shares issued to holders as reinvestment of dividends – Institutional Class	616,985	5,260
Shares redeemed – Investor Class	(5,442,052)	(1,996,103)
Shares redeemed – Institutional Class	(4,085,252)	(1,230,851)
Net increase (decrease) in shares outstanding	(93,508)	7,398,011

The accompanying notes are an integral part of these financial statements.

38	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Focus Fund		Hennessy Cornerstone Mid Cap 30 Fund		Hennessy Cornerstone Large Growth Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$(4,359,742)	$(2,065,371)	$3,496,131	$1,399,597	$1,249,553	$1,360,061
215,026,776	108,696,237	36,029,436	278,822,792	7,190,172	5,023,205
(57,958,360)	98,523,270	(64,638,291)	126,453,711	(2,761,349)	23,155,669
152,708,674	205,154,136	(25,112,724)	406,676,100	5,678,376	29,538,935

(51,685,363)	(79,757,816)	(106,325,530)	(30,621,646)	(5,162,662)	(4,666,709)
(37,079,720)	(49,294,820)	(173,232,185)	(30,645,521)	(770,276)	(700,235)
(88,765,083)	(129,052,636)	(279,557,715)	(61,267,167)	(5,932,938)	(5,366,944)

17,517,239	29,277,840	183,587,822	282,252,860	505,249	730,180
32,425,235	123,166,611	626,530,452	597,592,597	1,476,333	1,517,612
50,416,179	77,544,027	101,214,406	29,980,981	4,969,391	4,502,505
24,839,216	44,780,385	166,271,011	29,053,170	756,303	687,942
(109,531,838)	(109,103,205)	(350,047,466)	(131,986,048)	(15,235,624)	(11,559,927)
(162,196,050)	(138,696,803)	(744,655,970)	(146,433,185)	(2,896,568)	(3,548,864)
(146,530,019)	26,968,855	(17,099,745)	660,460,375	(10,424,916)	(7,670,552)
(82,586,428)	103,070,355	(321,770,184)	1,005,869,308	(10,679,478)	16,501,439

674,729,060	571,658,705	1,597,111,530	591,242,222	145,162,717	128,661,278
$592,142,632	$674,729,060	$1,275,341,346	$1,597,111,530	$134,483,239	$145,162,717

351,760	600,016	7,636,601	12,231,650	43,733	64,598
658,300	2,677,784	25,589,526	24,551,093	126,719	130,300
1,102,957	1,909,481	4,131,263	1,609,285	419,287	419,889
516,730	1,052,418	6,435,076	1,481,549	63,287	63,274
(2,334,447)	(2,423,040)	(15,849,827)	(5,870,859)	(1,308,461)	(1,002,293)
(3,400,664)	(2,894,254)	(33,095,344)	(6,109,706)	(250,459)	(301,654)
(3,105,364)	922,405	(5,152,705)	27,893,012	(905,894)	(625,886)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	39

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income	$7,799,078	$8,789,191
Net realized gain (loss) on investments	15,078,702	7,254,630
Net change in unrealized appreciation/depreciation on investments	6,236,426	40,523,513
Net increase in net assets resulting from operations	29,114,206	56,567,334

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(11,686,954)	(9,186,043)
Distributable earnings – Institutional Class	(373,765)	(284,175)
Total distributions	(12,060,719)	(9,470,218)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	5,517,026	1,844,518
Proceeds from shares subscribed – Institutional Class	7,653,208	1,069,369
Dividends reinvested – Investor Class	10,965,553	8,633,177
Dividends reinvested – Institutional Class	337,691	258,511
Cost of shares redeemed – Investor Class	(23,824,114)	(28,713,534)
Cost of shares redeemed – Institutional Class	(7,064,189)	(2,125,183)
Net decrease in net assets derived from capital share transactions	(6,414,825)	(19,033,142)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,638,662	28,063,974

NET ASSETS:
Beginning of year	281,962,897	253,898,923
End of year	$292,601,559	$281,962,897

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	253,487	91,909
Shares sold – Institutional Class	353,571	53,722
Shares issued to holders as reinvestment of dividends – Investor Class	529,866	446,390
Shares issued to holders as reinvestment of dividends – Institutional Class	16,314	13,353
Shares redeemed – Investor Class	(1,094,306)	(1,445,888)
Shares redeemed – Institutional Class	(322,086)	(107,627)
Net decrease in shares outstanding	(263,154)	(948,141)

The accompanying notes are an integral part of these financial statements.

40	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Total Return Fund		Hennessy Equity and Income Fund		Hennessy Balanced Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$1,154,333	$1,566,102	$350,556	$501,581	$265,331	$360,046
(518,455)	720,394	6,703,429	7,451,969	(84,919)	207,706
3,484,787	4,854,980	(4,595,990)	4,549,342	557,731	863,545
4,120,665	7,141,476	2,457,995	12,502,892	738,143	1,431,297

(1,632,171)	(3,616,720)	(3,495,688)	(3,105,856)	(409,870)	(376,967)
N/A	N/A	(3,154,202)	(3,077,045)	N/A	N/A
(1,632,171)	(3,616,720)	(6,649,890)	(6,182,901)	(409,870)	(376,967)

898,175	419,282	10,198,577	361,950	1,142,103	4,638,036
N/A	N/A	1,194,662	2,227,852	N/A	N/A
1,553,052	3,438,144	3,387,249	3,000,628	394,247	365,342
N/A	N/A	3,029,457	2,617,818	N/A	N/A
(4,771,388)	(5,881,147)	(18,004,394)	(9,212,958)	(1,536,376)	(5,638,415)
N/A	N/A	(10,666,310)	(14,790,153)	N/A	N/A
(2,320,161)	(2,023,721)	(10,860,759)	(15,794,863)	(26)	(635,037)
168,333	1,501,035	(15,052,654)	(9,474,872)	328,247	419,293

49,044,336	47,543,301	59,525,606	69,000,478	12,711,042	12,291,749
$49,212,669	$49,044,336	$44,472,952	$59,525,606	$13,039,289	$12,711,042

65,258	31,697	645,943	24,874	94,190	394,942
N/A	N/A	85,539	162,896	N/A	N/A
113,549	265,100	236,324	216,412	32,737	30,750
N/A	N/A	225,408	200,484	N/A	N/A
(349,142)	(443,078)	(1,187,034)	(627,737)	(127,652)	(477,224)
N/A	N/A	(792,423)	(1,078,531)	N/A	N/A
(170,335)	(146,281)	(786,243)	(1,101,602)	(725)	(51,532)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	41

Financial Statements — Statements of Changes in Net Assets

	Hennessy Energy Transition Fund

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$81,001	$114,217
Net realized gain on investments	2,556,353	2,446,699
Net change in unrealized appreciation/depreciation on investments	(928,915)	(1,819,834)
Net increase in net assets resulting from operations	1,708,439	741,082

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(4,830)	—
Return of capital – Investor Class	—	—
Distributable earnings – Institutional Class	(11,150)	—
Return of capital – Institutional Class	—	—
Total distributions	(15,980)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,659,818	826,073
Proceeds from shares subscribed – Institutional Class	2,381,790	1,770,310
Dividends reinvested – Investor Class	4,480	—
Dividends reinvested – Institutional Class	11,018	—
Cost of shares redeemed – Investor Class	(2,770,303)	(3,752,323)
Cost of shares redeemed – Institutional Class	(4,490,312)	(5,369,899)
Net increase (decrease) in net assets derived from capital share transactions	(3,203,509)	(6,525,839)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,511,050)	(5,784,757)

NET ASSETS:
Beginning of year	14,612,549	20,397,306
End of year	$13,101,499	$14,612,549

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	59,926	32,213
Shares sold – Institutional Class	82,691	69,692
Shares issued to holders as reinvestment of dividends – Investor Class	170	—
Shares issued to holders as reinvestment of dividends – Institutional Class	408	—
Shares redeemed – Investor Class	(102,564)	(152,192)
Shares redeemed – Institutional Class	(156,337)	(225,321)
Net increase (decrease) in shares outstanding	(115,706)	(275,608)

The accompanying notes are an integral part of these financial statements.

42	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Midstream Fund		Hennessy Gas Utility Fund		Hennessy Japan Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$(12,672)	$80,542	$10,460,990	$11,117,553	$6,289,858	$3,268,333
3,462,698	822,198	49,352,453	31,301,117	9,784,002	21,733,323
1,003,762	12,446,433	(3,619,143)	76,748,141	60,601,300	68,246,264
4,453,788	13,349,173	56,194,300	119,166,811	76,675,160	93,247,920

(1,167,782)	(310,240)	(30,996,196)	(25,604,263)	(2,871,000)	(2,789,944)
(1,050,486)	(1,489,856)	—	—	—	—
(2,123,667)	(651,672)	(4,702,563)	(3,717,985)	(21,721,268)	(14,520,668)
(1,910,357)	(3,129,507)	—	—	—	—
(6,252,292)	(5,581,275)	(35,698,759)	(29,322,248)	(24,592,268)	(17,310,612)

14,151,145	6,761,271	22,592,745	5,548,732	8,226,164	21,905,975
8,290,756	7,301,317	28,119,334	7,890,354	67,022,322	134,234,776
1,538,542	1,299,243	29,062,148	24,042,649	2,782,634	2,698,448
3,832,360	3,572,791	3,870,572	3,561,181	21,485,258	14,281,682
(9,746,660)	(6,649,066)	(63,952,336)	(67,542,228)	(19,371,848)	(28,127,178)
(12,901,580)	(6,998,085)	(24,667,850)	(26,637,584)	(89,420,061)	(86,372,015)
5,164,563	5,287,471	(4,975,387)	(53,136,896)	(9,275,531)	58,621,688
3,366,059	13,055,369	15,520,154	36,707,667	42,807,361	134,558,996

67,303,172	54,247,803	477,829,775	441,122,108	413,607,966	279,048,970
$70,669,231	$67,303,172	$493,349,929	$477,829,775	$456,415,327	$413,607,966

1,125,880	606,486	800,363	230,697	193,644	522,382
615,179	616,439	970,358	326,870	1,504,667	3,221,145
122,585	119,217	1,033,198	1,023,187	63,320	76,013
289,216	313,677	137,847	152,311	470,718	387,352
(792,496)	(599,504)	(2,262,863)	(2,813,424)	(452,788)	(686,959)
(992,304)	(608,303)	(892,979)	(1,138,705)	(1,980,553)	(2,016,273)
368,060	448,012	(214,076)	(2,219,064)	(200,992)	1,503,660

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	43

Financial Statements — Statements of Changes in Net Assets

	Hennessy Japan Small Cap Fund

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,685,087	$1,455,262
Net realized gain on investments	16,131,177	4,432,544
Net change in unrealized appreciation/depreciation on investments	16,267,520	8,123,783
Net increase in net assets resulting from operations	34,083,784	14,011,589

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(1,125,405)	(297,604)
Distributable earnings – Institutional Class	(3,349,956)	(914,493)
Total distributions	(4,475,361)	(1,212,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	4,735,884	6,202,819
Proceeds from shares subscribed – Institutional Class	15,645,833	18,992,960
Dividends reinvested – Investor Class	1,102,297	288,648
Dividends reinvested – Institutional Class	3,335,831	907,721
Cost of shares redeemed – Investor Class	(5,543,228)	(12,937,514)
Cost of shares redeemed – Institutional Class	(28,596,664)	(20,616,892)
Net increase (decrease) in net assets derived from capital share transactions	(9,320,047)	(7,162,258)
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,288,376	5,637,234

NET ASSETS:
Beginning of year	109,181,957	103,544,723
End of year	$129,470,333	$109,181,957

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	247,378	365,195
Shares sold – Institutional Class	845,507	1,165,653
Shares issued to holders as reinvestment of dividends – Investor Class	63,516	17,774
Shares issued to holders as reinvestment of dividends – Institutional Class	195,315	56,732
Shares redeemed – Investor Class	(304,110)	(785,981)
Shares redeemed – Institutional Class	(1,532,455)	(1,279,525)
Net increase (decrease) in shares outstanding	(484,849)	(460,152)

The accompanying notes are an integral part of these financial statements.

44	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Large Cap Financial Fund		Hennessy Small Cap Financial Fund		Hennessy Technology Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$(14,283)	$283,086	$816,202	$1,377,907	$(28,623)	$(10,988)
5,704,949	1,119,131	8,187,166	4,939,106	1,523,335	1,187,606
1,913,255	10,431,649	(4,599,551)	19,197,947	239,077	826,584
7,603,921	11,833,866	4,403,817	25,514,960	1,733,789	2,003,202

(129,935)	(343,966)	(4,675,618)	(3,164,215)	(222,761)	—
(57,383)	(181,936)	(544,794)	(528,957)	(116,886)	—
(187,318)	(525,902)	(5,220,412)	(3,693,172)	(339,647)	—

3,604,239	1,178,009	6,020,415	19,347,685	292,091	304,942
2,307,668	371,407	2,479,381	7,371,175	71,994	568,046
126,596	334,786	4,576,567	3,082,419	216,138	—
54,745	176,363	523,886	492,770	116,886	—
(6,660,383)	(4,548,139)	(29,782,690)	(16,067,224)	(568,704)	(796,185)
(3,124,604)	(9,480,261)	(2,744,592)	(10,323,135)	(912,735)	(532,311)
(3,691,739)	(11,967,835)	(18,927,033)	3,903,690	(784,330)	(455,508)
3,724,864	(659,871)	(19,743,628)	25,725,478	609,812	1,547,694

28,795,722	29,455,593	87,201,263	61,475,785	7,893,487	6,345,793
$32,520,586	$28,795,722	$67,457,635	$87,201,263	$8,503,299	$7,893,487

111,923	48,787	214,899	752,848	12,652	15,198
70,456	15,487	150,947	490,962	2,881	28,028
4,250	14,468	156,742	124,439	9,143	—
1,819	7,556	32,178	34,257	4,792	—
(214,460)	(194,450)	(1,081,556)	(653,173)	(25,089)	(38,331)
(100,376)	(422,417)	(186,129)	(704,006)	(41,908)	(25,502)
(126,388)	(530,569)	(712,919)	45,327	(37,529)	(20,607)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	45

Financial Statements — Statement of Cash Flows

Hennessy Total Return Fund for the year ended October 31, 2025

Cash flows from operating activities:
Net increase in net assets from operations	$4,120,665
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Payments to purchase securities	(11,799,343)
Proceeds from sale of securities	14,324,342
Net sale of short term investments	2,654,645
Realized loss on investments in securities	518,455
Net accretion of discount on securities	(1,476,448)
Change in unrealized appreciation/depreciation on investments in securities	(3,484,787)
(Increases) decreases in operating assets:
Increase in dividends and interest receivable	(15,465)
Decrease in prepaid expenses and other assets	52
Increases (decreases) in operating liabilities:
Decrease in payable to advisor	(615)
Decrease in payable to administrator	(109)
Decrease in payable for distribution fees	(1,264)
Decrease in payable for service fees	(103)
Decrease in accrued interest payable	(15,996)
Decrease in accrued audit fees	(11)
Decrease in accrued trustee fees	(3)
Increase in other accrued expenses and payables	3,537
Net cash provided by operating securities	4,827,552

Cash flows from financing activities:
Decrease in reverse repurchase agreements	(899,500)
Proceeds on shares sold	898,242
Payment on shares redeemed	(4,747,175)
Distributions paid in cash, net of reinvestments	(79,119)
Net cash used for financing activities	(4,827,552)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	—

Supplemental information:
Non-cash financing activities not included herein, consisting of dividend reinvestment of dividends and distributions	1,553,052

Cash paid for interest	982,254

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	47

Financial Statements — Financial Highlights

Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$35.40	$23.82	$24.07	$29.83	$19.91

Income from investment operations:
Net investment income (loss)(1)	(0.05)	(0.05)	0.22	0.26	(0.14)
Net realized and unrealized gains on investments	1.14	11.73	0.35	0.62	10.06
Total from investment operations	1.09	11.68	0.57	0.88	9.92

Less distributions:
Dividends from net investment income	(0.04)	(0.10)	(0.27)	—	—
Dividends from net realized gains	(4.45)	—	(0.55)	(6.64)	—
Total distributions	(4.49)	(0.10)	(0.82)	(6.64)	—
Net asset value, end of year	$32.00	$35.40	$23.82	$24.07	$29.83

TOTAL RETURN	2.18%	49.17%	2.54%	2.51%	49.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$251.18	$337.86	$141.36	$154.25	$151.96
Ratio of expenses to average net assets	1.32%	1.29%	1.33%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	(0.14)%	(0.16)%	0.95%	1.10%	(0.51)%
Portfolio turnover rate(2)	99%	94%	90%	102%	98%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.04	$24.91	$25.17	$31.09	$20.68

Income from investment operations:
Net investment income (loss)(1)	0.09	0.01	0.29	0.34	(0.05)
Net realized and unrealized gains on investments	1.17	12.30	0.38	0.67	10.46
Total from investment operations	1.26	12.31	0.67	1.01	10.41

Less distributions:
Dividends from net investment income	(0.11)	(0.18)	(0.35)	—	—
Dividends from net realized gains	(4.66)	—	(0.58)	(6.93)	—
Total distributions	(4.77)	(0.18)	(0.93)	(6.93)	—
Net asset value, end of year	$33.53	$37.04	$24.91	$25.17	$31.09

TOTAL RETURN	2.53%	49.64%	2.85%	2.84%	50.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$210.80	$173.57	$22.32	$18.52	$15.78
Ratio of expenses to average net assets	1.00%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	0.27%	0.02%	1.18%	1.38%	(0.17)%
Portfolio turnover rate(2)	99%	94%	90%	102%	98%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	49

Financial Statements — Financial Highlights

Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$50.46	$46.14	$51.12	$80.48	$71.68

Income from investment operations:
Net investment loss(1)	(0.44)	(0.21)	(0.29)	(0.56)	(0.63)
Net realized and unrealized gains (losses) on investments	15.11	15.14	2.15	(16.93)	31.46
Total from investment operations	14.67	14.93	1.86	(17.49)	30.83

Less distributions:
Dividends from net realized gains	(6.88)	(10.61)	(6.84)	(11.87)	(22.03)
Total distributions	(6.88)	(10.61)	(6.84)	(11.87)	(22.03)
Net asset value, end of year	$58.25	$50.46	$46.14	$51.12	$80.48

TOTAL RETURN	32.82%	37.93%	3.52%	-25.55%	52.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$404.67	$394.90	$357.13	$431.67	$709.40
Ratio of expenses to average net assets	1.48%	1.49%	1.50%	1.52%	1.49%
Ratio of net investment loss to average net assets	(0.92)%	(0.46)%	(0.58)%	(0.92)%	(0.88)%
Portfolio turnover rate(2)	1%	10%	12%	5%	4%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Focus Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$53.04	$48.32	$53.34	$83.66	$74.24

Income from investment operations:
Net investment loss(1)	(0.25)	(0.06)	(0.11)	(0.34)	(0.37)
Net realized and unrealized gains (losses) on investments	15.92	15.89	2.23	(17.63)	32.62
Total from investment operations	15.67	15.83	2.12	(17.97)	32.25

Less distributions:
Dividends from net realized gains	(7.24)	(11.11)	(7.14)	(12.35)	(22.83)
Total distributions	(7.24)	(11.11)	(7.14)	(12.35)	(22.83)
Net asset value, end of year	$61.47	$53.04	$48.32	$53.34	$83.66

TOTAL RETURN	33.34%	38.44%	3.90%	-25.27%	53.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$187.48	$279.83	$214.53	$308.95	$498.51
Ratio of expenses to average net assets	1.10%	1.11%	1.13%	1.13%	1.12%
Ratio of net investment loss to average net assets	(0.51)%	(0.12)%	(0.22)%	(0.53)%	(0.50)%
Portfolio turnover rate(2)	1%	10%	12%	5%	4%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	51

Financial Statements — Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.48	$18.92	$20.83	$19.78	$13.27

Income from investment operations:
Net investment income (loss)(1)	0.00 (2)	(0.01)	0.01	0.17	(0.14)
Net realized and unrealized gains on investments	0.91	9.47	1.68	1.22	6.65
Total from investment operations	0.91	9.46	1.69	1.39	6.51

Less distributions:
Dividends from net investment income	(0.04)	—	—	(0.34)	—
Dividends from net realized gains	(4.21)	(1.90)	(3.60)	—	—
Total distributions	(4.25)	(1.90)	(3.60)	(0.34)	—
Net asset value, end of year	$23.14	$26.48	$18.92	$20.83	$19.78

TOTAL RETURN	2.60%	54.22%	10.03%	7.12%	49.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$453.60	$627.17	$297.37	$215.00	$219.58
Ratio of expenses to average net assets	1.34%	1.33%	1.34%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets	0.02%	(0.06)%	0.09%	0.84%	(0.74)%
Portfolio turnover rate(3)	129%	94%	120%	176%	0%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.96	$19.91	$21.84	$20.66	$13.81

Income from investment operations:
Net investment income (loss)(1)	0.09	0.07	0.09	0.24	(0.07)
Net realized and unrealized gains on investments	0.97	9.98	1.76	1.29	6.92
Total from investment operations	1.06	10.05	1.85	1.53	6.85

Less distributions:
Dividends from net investment income	(0.12)	—	—	(0.35)	—
Dividends from net realized gains	(4.45)	(2.00)	(3.78)	—	—
Total distributions	(4.57)	(2.00)	(3.78)	(0.35)	—
Net asset value, end of year	$24.45	$27.96	$19.91	$21.84	$20.66

TOTAL RETURN	2.99%	54.74%	10.43%	7.52%	49.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$821.74	$969.94	$293.88	$174.62	$169.19
Ratio of expenses to average net assets	0.98%	0.95%	0.97%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	0.36%	0.27%	0.44%	1.18%	(0.38)%
Portfolio turnover rate(2)	129%	94%	120%	176%	0%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	53

Financial Statements — Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.94	$10.06	$10.92	$14.35	$10.21

Income from investment operations:
Net investment income(1)	0.10	0.10	0.11	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.41	2.19	0.87	(1.66)	4.64
Total from investment operations	0.51	2.29	0.98	(1.57)	4.73

Less distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.08)	(0.08)	(0.10)
Dividends from net realized loss	(0.39)	(0.30)	(1.76)	(1.78)	(0.49)
Total distributions	(0.50)	(0.41)	(1.84)	(1.86)	(0.59)
Net asset value, end of year	$11.95	$11.94	$10.06	$10.92	$14.35

TOTAL RETURN	4.30%	23.34%	9.48%	-12.76%	48.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$117.78	$127.75	$112.89	$115.15	$143.11
Ratio of expenses to average net assets	1.29%	1.27%	1.28%	1.30%	1.29%
Ratio of net investment income to average net assets	0.89%	0.89%	1.10%	0.76%	0.69%
Portfolio turnover rate(2)	46%	54%	53%	76%	68%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

54	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.08	$10.18	$11.05	$14.51	$10.33

Income from investment operations:
Net investment income(1)	0.14	0.14	0.14	0.13	0.12
Net realized and unrealized gains (losses) on investments	0.40	2.21	0.89	(1.68)	4.68
Total from investment operations	0.54	2.35	1.03	(1.55)	4.80

Less distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.12)	(0.11)	(0.13)
Dividends from net realized loss	(0.39)	(0.31)	(1.78)	(1.80)	(0.49)
Total distributions	(0.53)	(0.45)	(1.90)	(1.91)	(0.62)
Net asset value, end of year	$12.09	$12.08	$10.18	$11.05	$14.51

TOTAL RETURN	4.59%	23.62%	9.85%	-12.52%	48.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$16.70	$17.41	$15.77	$14.80	$18.39
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.99%	1.04%
Ratio of net investment income to average net assets	1.18%	1.17%	1.37%	1.08%	0.91%
Portfolio turnover rate(2)	46%	54%	53%	76%	68%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	55

Financial Statements — Financial Highlights

Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.61	$18.14	$20.30	$19.59	$13.69

Income from investment operations:
Net investment income(1)	0.59	0.65	0.63	0.55	0.44
Net realized and unrealized gains (losses) on investments	1.62	3.51	(0.84)	1.10	5.87
Total from investment operations	2.21	4.16	(0.21)	1.65	6.31

Less distributions:
Dividends from net investment income	(0.67)	(0.69)	(0.50)	(0.51)	(0.41)
Dividends from net realized gains	(0.26)	—	(1.45)	(0.43)	—
Total distributions	(0.93)	(0.69)	(1.95)	(0.94)	(0.41)
Net asset value, end of year	$22.89	$21.61	$18.14	$20.30	$19.59

TOTAL RETURN	10.69%	23.38%	-1.45%	8.68%	46.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$282.96	$273.89	$246.40	$268.81	$254.23
Ratio of expenses to average net assets	1.21%	1.22%	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets	2.71%	3.21%	3.31%	2.74%	2.43%
Portfolio turnover rate(2)	27%	22%	31%	36%	41%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.68	$18.17	$20.34	$19.63	$13.71

Income from investment operations:
Net investment income(1)	0.64	0.69	0.67	0.58	0.48
Net realized and unrealized gains (losses) on investments	1.62	3.52	(0.84)	1.12	5.88
Total from investment operations	2.26	4.21	(0.17)	1.70	6.36

Less distributions:
Dividends from net investment income	(0.72)	(0.70)	(0.55)	(0.56)	(0.44)
Dividends from net realized gains	(0.26)	—	(1.45)	(0.43)	—
Total distributions	(0.98)	(0.70)	(2.00)	(0.99)	(0.44)
Net asset value, end of year	$22.96	$21.68	$18.17	$20.34	$19.63

TOTAL RETURN	10.93%	23.66%	-1.26%	8.92%	47.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$9.64	$8.07	$7.50	$24.35	$5.50
Ratio of expenses to average net assets:	0.99%	0.98%	1.06%	1.00%	0.99%
Ratio of net investment income to average net assets:	2.92%	3.44%	3.48%	2.92%	2.67%
Portfolio turnover rate(2)	27%	22%	31%	36%	41%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	57

Financial Statements — Financial Highlights

Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$13.45	$12.53	$13.47	$13.54	$11.97

Income from investment operations:
Net investment income(1)	0.32	0.42	0.40	0.22	0.20
Net realized and unrealized gains (losses) on investments	0.84	1.47	(0.30)	(0.07)	2.33
Total from investment operations	1.16	1.89	0.10	0.15	2.53

Less distributions:
Dividends from net investment income	(0.32)	(0.43)	(0.38)	(0.22)	(0.20)
Dividends from net realized gains	(0.13)	(0.54)	(0.66)	—	(0.76)
Total distributions	(0.45)	(0.97)	(1.04)	(0.22)	(0.96)
Net asset value, end of year	$14.16	$13.45	$12.53	$13.47	$13.54

TOTAL RETURN	8.85%	15.52%	0.53%	1.12%	21.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$49.21	$49.04	$47.54	$53.36	$54.45
Ratio of expenses to average net assets	3.25%	3.62%	3.37%	1.77%	1.35%
Ratio of net investment income to average net assets	2.37%	3.14%	3.05%	1.62%	1.52%
Portfolio turnover rate	35%	32%	36%	24%	19%

(1)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	59

Financial Statements — Financial Highlights

Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$15.52	$14.10	$14.06	$17.26	$15.12

Income from investment operations:
Net investment income(1)	0.07	0.09	0.10	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.58	2.63	0.42	(2.09)	3.01
Total from investment operations	0.65	2.72	0.52	(2.01)	3.10

Less distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.10)	(0.08)	(0.10)
Dividends from net realized gains	(1.66)	(1.21)	(0.38)	(1.11)	(0.86)
Total distributions	(1.73)	(1.30)	(0.48)	(1.19)	(0.96)
Net asset value, end of year	$14.44	$15.52	$14.10	$14.06	$17.26

TOTAL RETURN	4.35%	20.43%	3.67%	-12.60%	21.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$25.15	$31.75	$34.29	$39.17	$53.97
Ratio of expenses to average net assets	1.63%	1.55%	1.52%	1.51%	1.49%
Ratio of net investment income to average net assets	0.50%	0.59%	0.71%	0.53%	0.54%
Portfolio turnover rate(2)	27%	16%	11%	15%	26%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.55	$13.23	$13.21	$16.22	$14.22

Income from investment operations:
Net investment income(1)	0.12	0.13	0.15	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.54	2.47	0.38	(1.97)	2.83
Total from investment operations	0.66	2.60	0.53	(1.84)	2.97

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.15)	(0.13)	(0.16)
Dividends from net realized gains	(1.56)	(1.14)	(0.36)	(1.04)	(0.81)
Total distributions	(1.68)	(1.28)	(0.51)	(1.17)	(0.97)
Net asset value, end of year	$13.53	$14.55	$13.23	$13.21	$16.22

TOTAL RETURN	4.74%	20.85%	3.99%	-12.25%	21.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$19.32	$27.78	$34.71	$47.74	$66.06
Ratio of expenses to average net assets	1.26%	1.18%	1.15%	1.13%	1.12%
Ratio of net investment income to average net assets	0.87%	0.97%	1.08%	0.90%	0.91%
Portfolio turnover rate(2)	27%	16%	11%	15%	26%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	61

Financial Statements — Financial Highlights

Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.06	$11.12	$11.82	$12.39	$10.84

Income from investment operations:
Net investment income(1)	0.25	0.32	0.26	0.06	0.02
Net realized and unrealized gains (losses) on investments	0.46	0.95	(0.27)	(0.15)	1.56
Total from investment operations	0.71	1.27	(0.01)	(0.09)	1.58

Less distributions:
Dividends from net investment income	(0.25)	(0.32)	(0.25)	(0.05)	(0.03)
Dividends from net realized gains	(0.14)	(0.01)	(0.44)	(0.43)	—
Total distributions	(0.39)	(0.33)	(0.69)	(0.48)	(0.03)
Net asset value, end of year	$12.38	$12.06	$11.12	$11.82	$12.39

TOTAL RETURN	6.00%	11.47%	-0.22%	-0.70%	14.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$13.04	$12.71	$12.29	$12.89	$13.53
Ratio of expenses to average net assets	1.88%	1.82%	1.84%	1.80%	1.85%
Ratio of net investment income to average net assets	2.06%	2.70%	2.26%	0.49%	0.17%
Portfolio turnover rate	39%	57%	22%	29%	31%

(1)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	63

Financial Statements — Financial Highlights

Hennessy Energy Transition Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.88	$24.22	$24.15	$18.31	$8.74

Income from investment operations:
Net investment income(1)	0.09	0.13	0.17	0.16	0.06
Net realized and unrealized gains on investments	3.30	1.53	0.02	7.74	9.51
Total from investment operations	3.39	1.66	0.19	7.90	9.57

Less distributions:
Dividends from net investment income	(0.02)	—	(0.12)	(2.06)	—
Total distributions	(0.02)	—	(0.12)	(2.06)	—
Net asset value, end of year	$29.25	$25.88	$24.22	$24.15	$18.31

TOTAL RETURN	13.11%	6.85%	0.81%	49.24%	109.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$6.08	$6.47	$8.96	$10.21	$6.80
Ratio of expenses to average net assets:
Before expense reimbursement	2.70%	2.61%	2.42%	2.42%	2.96%
After expense reimbursement(2)	2.53%	2.44%	2.27%	2.25%	2.74%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.17%	0.36%	0.59%	0.64%	0.16%
After expense reimbursement	0.34%	0.53%	0.74%	0.81%	0.38%
Portfolio turnover rate(3)	33%	14%	28%	31%	74%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal year.
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

64	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Energy Transition Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.46	$24.68	$24.59	$18.60	$8.85

Income from investment operations:
Net investment income(1)	0.20	0.24	0.25	0.23	0.07
Net realized and unrealized gains on investments	3.36	1.54	0.02	7.87	9.68
Total from investment operations	3.56	1.78	0.27	8.10	9.75

Less distributions:
Dividends from net investment income	(0.04)	—	(0.18)	(2.11)	—
Total distributions	(0.04)	—	(0.18)	(2.11)	—
Net asset value, end of year	$29.98	$26.46	$24.68	$24.59	$18.60

TOTAL RETURN	13.46%	7.21%	1.14%	49.71%	110.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$7.03	$8.14	$11.43	$13.33	$9.45
Ratio of expenses to average net assets:
Before expense reimbursement	2.37%	2.28%	2.08%	2.09%	2.61%
After expense reimbursement(2)	2.20%	2.11%	1.93%	1.92%	2.39%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.53%	0.77%	0.92%	0.96%	0.22%
After expense reimbursement	0.70%	0.94%	1.07%	1.13%	0.44%
Portfolio turnover rate(3)	33%	14%	28%	31%	74%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal year.
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	65

Financial Statements — Financial Highlights

Hennessy Midstream Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.39	$10.02		$9.58	$8.66	$5.55

Income from investment operations:
Net investment loss(1)(2)	(0.03)	(0.00	)(3)	(0.02)	(0.07)	(0.07)
Net realized and unrealized gains on investments	0.90	2.40		1.49	2.02	4.21
Total from investment operations	0.87	2.40		1.47	1.95	4.14

Less distributions:
Dividends from net investment income	(0.54)	(0.18)		(0.84)	(0.06)	—
Dividends from return of capital	(0.49)	(0.85)		(0.19)	(0.97)	(1.03)
Total distributions	(1.03)	(1.03)		(1.03)	(1.03)	(1.03)
Net asset value, end of year	$11.23	$11.39		$10.02	$9.58	$8.66

TOTAL RETURN	6.91%	24.81%		16.39%	24.03%	78.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$25.36	$20.53		$16.79	$11.47	$6.72
Ratio of expenses to average net assets:
Before expense reimbursement	1.91%	1.94%		2.03%	2.05%	2.11%
After expense reimbursement(4)	1.75%	1.75%		1.78%	1.76%	1.76%
Ratio of net investment loss to average net assets:
Before expense reimbursement(2)	(0.39)%	(0.23)%		(0.50)%	(1.08)%	(1.26)%
After expense reimbursement(2)	(0.23)%	(0.04)%		(0.25)%	(0.79)%	(0.91)%
Portfolio turnover rate(5)	6%	6%		16%	33%	40%

(1)	Calculated using the average shares outstanding method.
(2)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(3)	Amount is between $(0.005) and $0.005.
(4)	Certain service provider expenses were voluntarily waived during the fiscal year.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

66	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Midstream Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.95	$10.43	$9.91		$8.90	$5.68

Income from investment operations:
Net investment income (loss)(1)(2)	0.01	0.02	(0.00	)(3)	(0.05)	(0.05)
Net realized and unrealized gains on investments	0.91	2.53	1.55		2.09	4.30
Total from investment operations	0.92	2.55	1.55		2.04	4.25

Less distributions:
Dividends from net investment income	(0.54)	(0.18)	(0.84)		(0.06)	—
Dividends from return of capital	(0.49)	(0.85)	(0.19)		(0.97)	(1.03)
Total distributions	(1.03)	(1.03)	(1.03)		(1.03)	(1.03)
Net asset value, end of year	$11.84	$11.95	$10.43		$9.91	$8.90

TOTAL RETURN	7.01%	25.30%	16.67%		24.41%	78.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$45.31	$46.77	$37.46		$33.06	$30.45
Ratio of expenses to average net assets:
Before expense reimbursement	1.52%	1.54%	1.65%		1.69%	1.74%
After expense reimbursement(4)	1.44%	1.50%	1.53%		1.51%	1.51%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(2)	0.01%	0.17%	(0.12)%		(0.71)%	(0.89)%
After expense reimbursement(2)	0.09%	0.21%	(0.00	)%(3)	(0.53)%	(0.66)%
Portfolio turnover rate(5)	6%	6%	16%		33%	40%

(1)	Calculated using the average shares outstanding method.
(2)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(3)	Amount is between $(0.005) and $0.005.
(4)	Certain service provider expenses were voluntarily waived during the fiscal year.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	67

Financial Statements — Financial Highlights

Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.57	$22.57	$25.91	$26.09	$24.08

Income from investment operations:
Net investment income(1)	0.59	0.60	0.54	0.50	0.52
Net realized and unrealized gains (losses) on investments	2.68	5.95	(1.70)	1.98	4.00
Total from investment operations	3.27	6.55	(1.16)	2.48	4.52

Less distributions:
Dividends from net investment income	(0.59)	(0.61)	(0.53)	(0.50)	(0.57)
Dividends from net realized gains	(1.43)	(0.94)	(1.65)	(2.16)	(1.94)
Total distributions	(2.02)	(1.55)	(2.18)	(2.66)	(2.51)
Net asset value, end of year	$28.82	$27.57	$22.57	$25.91	$26.09

TOTAL RETURN	12.15%	30.34%	-5.01%	10.14%	19.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$433.65	$426.63	$384.37	$459.41	$457.31
Ratio of expenses to average net assets	0.97%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.07%	2.46%	2.21%	1.88%	2.06%
Portfolio turnover rate(2)	26%	13%	12%	31%	15%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.50	$22.51	$25.84	$26.01	$24.01

Income from investment operations:
Net investment income(1)	0.65	0.67	0.62	0.57	0.59
Net realized and unrealized gains (losses) on investments	2.69	5.94	(1.70)	1.99	3.99
Total from investment operations	3.34	6.61	(1.08)	2.56	4.58

Less distributions:
Dividends from net investment income	(0.68)	(0.68)	(0.60)	(0.58)	(0.65)
Dividends from net realized gains	(1.42)	(0.94)	(1.65)	(2.15)	(1.93)
Total distributions	(2.10)	(1.62)	(2.25)	(2.73)	(2.58)
Net asset value, end of year	$28.74	$27.50	$22.51	$25.84	$26.01

TOTAL RETURN	12.48%	30.74%	-4.74%	10.53%	20.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$59.70	$51.20	$56.75	$93.58	$63.06
Ratio of expenses to average net assets	0.67%	0.69%	0.71%	0.68%	0.69%
Ratio of net investment income to average net assets	2.31%	2.76%	2.52%	2.13%	2.35%
Portfolio turnover rate(2)	26%	13%	12%	31%	15%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	69

Financial Statements — Financial Highlights

Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$43.21	$34.99	$29.43	$47.78	$42.79

Income from investment operations:
Net investment income (loss)(1)	0.49	0.19	0.23	(0.11)	(0.23)
Net realized and unrealized gains (losses) on investments	7.43	10.21	5.33	(17.83)	5.22
Total from investment operations	7.92	10.40	5.56	(17.94)	4.99

Less distributions:
Dividends from net investment income	(0.42)	—	—	(0.41)	—
Dividends from net realized gains	(2.01)	(2.18)	—	—	—
Total distributions	(2.43)	(2.18)	—	(0.41)	—
Net asset value, end of year	$48.70	$43.21	$34.99	$29.43	$47.78

TOTAL RETURN	18.97%	31.08%	18.89%	-37.86%	11.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$49.64	$52.49	$45.61	$39.55	$86.11
Ratio of expenses to average net assets	1.40%	1.42%	1.44%	1.44%	1.43%
Ratio of net investment income (loss) to average net assets	1.12%	0.47%	0.65%	(0.30)%	(0.49)%
Portfolio turnover rate(2)	16%	17%	57%	21%	16%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$45.03	$36.32	$30.43	$49.54	$44.19

Income from investment operations:
Net investment income (loss)(1)	0.69	0.39	0.30	0.02	(0.03)
Net realized and unrealized gains (losses) on investments	7.72	10.58	5.59	(18.39)	5.38
Total from investment operations	8.41	10.97	5.89	(18.37)	5.35

Less distributions:
Dividends from net investment income	(0.59)	—	—	(0.74)	(0.00	)(2)
Dividends from net realized gains	(2.09)	(2.26)	—	—	—
Total distributions	(2.68)	(2.26)	—	(0.74)	(0.00	)(2)
Net asset value, end of year	$50.76	$45.03	$36.32	$30.43	$49.54

TOTAL RETURN	19.41%	31.59%	19.36%	-37.63%	12.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$406.78	$361.11	$233.44	$275.24	$727.47
Ratio of expenses to average net assets	1.04%	1.02%	1.04%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets	1.54%	0.92%	0.84%	0.04%	(0.07)%
Portfolio turnover rate(3)	16%	17%	57%	21%	16%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	71

Financial Statements — Financial Highlights

Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$16.63	$14.74	$13.10	$18.12		$15.73

Income from investment operations:
Net investment income(1)	0.20	0.16	0.14	0.12		0.03
Net realized and unrealized gains (losses) on investments	5.08	1.87	1.58	(5.07)		2.40
Total from investment operations	5.28	2.03	1.72	(4.95)		2.43

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.08)	(0.00	)(2)	(0.04)
Dividends from net realized gains	(0.47)	—	—	(0.07)		—
Total distributions	(0.62)	(0.14)	(0.08)	(0.07)		(0.04)
Net asset value, end of year	$21.29	$16.63	$14.74	$13.10		$18.12

TOTAL RETURN	32.67%	13.79%	13.22%	-27.41%		15.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$38.59	$30.02	$32.56	$31.23		$46.15
Ratio of expenses to average net assets	1.49%	1.52%	1.51%	1.57%		1.53%
Ratio of net investment income to average net assets	1.10%	0.96%	0.97%	0.83%		0.16%
Portfolio turnover rate(3)	45%	28%	32%	45%		24%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.43	$14.56	$12.97	$17.94	$15.58

Income from investment operations:
Net investment income(1)	0.28	0.23	0.21	0.18	0.11
Net realized and unrealized gains (losses) on investments	5.01	1.83	1.54	(4.99)	2.37
Total from investment operations	5.29	2.06	1.75	(4.81)	2.48

Less distributions:
Dividends from net investment income	(0.24)	(0.19)	(0.16)	(0.09)	(0.12)
Dividends from net realized gains	(0.47)	—	—	(0.07)	—
Total distributions	(0.71)	(0.19)	(0.16)	(0.16)	(0.12)
Net asset value, end of year	$21.01	$16.43	$14.56	$12.97	$17.94

TOTAL RETURN	33.21%	14.23%	13.60%	-27.05%	15.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$90.89	$79.16	$70.99	$47.65	$66.58
Ratio of expenses to average net assets	1.10%	1.12%	1.11%	1.17%	1.13%
Ratio of net investment income to average net assets	1.51%	1.42%	1.44%	1.22%	0.63%
Portfolio turnover rate(2)	45%	28%	32%	45%	24%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	73

Financial Statements — Financial Highlights

Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.37	$18.57	$24.80	$35.32	$22.33

Income from investment operations:
Net investment income (loss)(1)	(0.04)	0.20	0.35	0.15	(0.15)
Net realized and unrealized gains (losses) on investments	7.97	9.00	(4.92)	(9.02)	13.14
Total from investment operations	7.93	9.20	(4.57)	(8.87)	12.99

Less distributions:
Dividends from net investment income	(0.17)	(0.40)	(0.13)	—	—
Dividends from net realized gains	—	—	(1.53)	(1.65)	—
Total distributions	(0.17)	(0.40)	(1.66)	(1.65)	—
Net asset value, end of year	$35.13	$27.37	$18.57	$24.80	$35.32

TOTAL RETURN	29.07%	49.91%	-19.62%	-26.22%	58.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$23.88	$21.29	$16.88	$23.63	$36.42
Ratio of expenses to average net assets	1.88%	1.89%	1.79%	1.69%	1.68%
Ratio of net investment income (loss) to average net assets	(0.13)%	0.84%	1.64%	0.55%	(0.47)%
Portfolio turnover rate(2)	48%	37%	114%	78%	62%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.69	$18.76	$25.11	$35.63	$22.44

Income from investment operations:
Net investment income (loss)(1)	0.07	0.32	0.43	0.25	(0.03)
Net realized and unrealized gains (losses) on investments	8.06	9.06	(4.99)	(9.10)	13.22
Total from investment operations	8.13	9.38	(4.56)	(8.85)	13.19

Less distributions:
Dividends from net investment income	(0.23)	(0.45)	(0.24)	—	—
Dividends from net realized gains	—	—	(1.55)	(1.67)	—
Total distributions	(0.23)	(0.45)	(1.79)	(1.67)	—
Net asset value, end of year	$35.59	$27.69	$18.76	$25.11	$35.63

TOTAL RETURN	29.50%	50.45%	-19.41%	-25.95%	58.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$8.64	$7.50	$12.58	$22.15	$35.06
Ratio of expenses to average net assets	1.55%	1.57%	1.46%	1.33%	1.32%
Ratio of net investment income (loss) to average net assets	0.21%	1.35%	1.99%	0.89%	(0.11)%
Portfolio turnover rate(2)	48%	37%	114%	78%	62%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	75

Financial Statements — Financial Highlights

Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.88	$20.42	$29.47	$31.52	$17.46

Income from investment operations:
Net investment income(1)	0.29	0.45	0.43	0.22	0.25
Net realized and unrealized gains (losses) on investments	1.39	8.20	(7.13)	(1.96)	14.01
Total from investment operations	1.68	8.65	(6.70)	(1.74)	14.26

Less distributions:
Dividends from net investment income	(0.35)	(0.48)	(0.19)	(0.22)	(0.20)
Dividends from net realized gains	(1.26)	(0.71)	(2.16)	(0.09)	—
Total distributions	(1.61)	(1.19)	(2.35)	(0.31)	(0.20)
Net asset value, end of year	$27.95	$27.88	$20.42	$29.47	$31.52

TOTAL RETURN	5.83%	43.17%	-24.53%	-5.60%	82.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$61.17	$80.80	$54.60	$93.40	$140.03
Ratio of expenses to average net assets	1.65%	1.62%	1.62%	1.59%	1.58%
Ratio of net investment income to average net assets	1.07%	1.83%	1.83%	0.72%	0.90%
Portfolio turnover rate(2)	35%	54%	72%	27%	28%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$15.89	$11.82	$17.24	$18.57	$10.37

Income from investment operations:
Net investment income(1)	0.21	0.33	0.30	0.20	0.21
Net realized and unrealized gains (losses) on investments	0.79	4.71	(4.14)	(1.14)	8.26
Total from investment operations	1.00	5.04	(3.84)	(0.94)	8.47

Less distributions:
Dividends from net investment income	(0.44)	(0.56)	(0.31)	(0.34)	(0.27)
Dividends from net realized gains	(0.71)	(0.41)	(1.27)	(0.05)	—
Total distributions	(1.15)	(0.97)	(1.58)	(0.39)	(0.27)
Net asset value, end of year	$15.74	$15.89	$11.82	$17.24	$18.57

TOTAL RETURN	6.19%	43.64%	-24.32%	-5.21%	82.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$6.29	$6.40	$6.87	$20.17	$32.08
Ratio of expenses to average net assets	1.33%	1.28%	1.29%	1.22%	1.20%
Ratio of net investment income to average net assets	1.38%	2.35%	2.13%	1.13%	1.31%
Portfolio turnover rate(2)	35%	54%	72%	27%	28%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$22.28	$16.94	$14.81	$26.89	$20.50

Income from investment operations:
Net investment income (loss)(1)	(0.10)	(0.05)	(0.01)	0.00 (2)	(0.02)
Net realized and unrealized gains (losses) on investments	5.71	5.39	2.15	(5.38)	8.82
Total from investment operations	5.61	5.34	2.14	(5.38)	8.80

Less distributions:
Dividends from net investment income	—	—	(0.01)	—	(0.04)
Dividends from net realized gains	(0.97)	—	—	(6.70)	(2.37)
Total distributions	(0.97)	—	(0.01)	(6.70)	(2.41)
Net asset value, end of year	$26.92	$22.28	$16.94	$14.81	$26.89

TOTAL RETURN	25.78%	31.52%	14.47%	-26.44%	45.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$6.21	$5.21	$4.35	$3.99	$6.06
Ratio of expenses to average net assets:
Before expense reimbursement	2.88%	2.77%	3.17%	3.06%	2.79%
After expense reimbursement(3)	1.24%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.08)%	(1.76)%	(2.02)%	(1.81)%	(1.64)%
After expense reimbursement	(0.44)%	(0.22)%	(0.08)%	0.02%	(0.08)%
Portfolio turnover rate(4)	99%	84%	101%	151%	200%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Certain service provider expenses were voluntarily waived during the fiscal year.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Technology Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$22.98	$17.43	$15.26	$27.65	$21.08

Income from investment operations:
Net investment income (loss)(1)	(0.05)	0.01	0.03	0.05	0.05
Net realized and unrealized gains (losses) on investments	5.90	5.54	2.21	(5.55)	9.06
Total from investment operations	5.85	5.55	2.24	(5.50)	9.11

Less distributions:
Dividends from net investment income	—	—	(0.07)	—	(0.11)
Dividends from net realized gains	(1.00)	—	—	(6.89)	(2.43)
Total distributions	(1.00)	—	(0.07)	(6.89)	(2.54)
Net asset value, end of year	$27.83	$22.98	$17.43	$15.26	$27.65

TOTAL RETURN	26.07%	31.84%	14.77%	-26.28%	45.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$2.30	$2.68	$1.99	$1.39	$2.06
Ratio of expenses to average net assets:
Before expense reimbursement	2.60%	2.47%	2.85%	2.73%	2.44%
After expense reimbursement(2)	0.99%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.81)%	(1.46)%	(1.70)%	(1.48)%	(1.29)%
After expense reimbursement	(0.20)%	0.03%	0.17%	0.27%	0.17%
Portfolio turnover rate(3)	99%	84%	101%	151%	200%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal year.
(3)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements

October 31, 2025

1). ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Focus Fund (the “Focus Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “Mid Cap 30 Fund”), the Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”), the Hennessy Value Fund (the “Value Fund”), the Hennessy Total Return Fund (the “Total Return Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), the Hennessy Balanced Fund (the “Balanced Fund”), the Hennessy Energy Transition Fund (the “Energy Transition Fund”), the Hennessy Midstream Fund (the “Midstream Fund”), the Hennessy Gas Utility Fund (the “Gas Utility Fund”), the Hennessy Japan Fund (the “Japan Fund”), the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), and the Hennessy Technology Fund (the “Technology Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

The investment objective of the Growth Fund, the Mid Cap 30 Fund, and the Large Growth Fund is long-term growth of capital. The investment objective of the Focus Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund is capital appreciation. The investment objective of the Value Fund and the Total Return Fund is total return, consisting of capital appreciation and current income. The investment objective of the Equity and the Income Fund is long-term capital growth and current income. The investment objective of the Balanced Fund is a combination of capital appreciation and current income. The investment objective of the Energy Transition Fund is to seek total return. The investment objective of the Midstream Fund is to seek capital appreciation through distribution growth along with current income. The investment objective of the Gas Utility Fund is income and capital appreciation. The investment objective of the Japan Fund, the Japan Small Cap Fund, and the Technology Fund, is long-term capital appreciation.

The Midstream Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because the Midstream Fund is treated as a “C” corporation, it is not taxed as a regulated investment company under Subchapter M of the Code and is not required to comply with the diversification requirements applicable to regulated investment companies. The Growth Fund, the Mid Cap 30 Fund, the Large Growth Fund, the Value Fund, the Equity and Income Fund, the Energy Transition Fund, the Gas Utility Fund, the Japan Fund, the Japan Small Cap Fund, and the Technology Fund are diversified funds, but the Japan Fund employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds. The Focus Fund, the Total Return Fund, the Balanced Fund, the Midstream Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund are non-diversified funds.

Each Fund other than the Total Return Fund and the Balanced Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class. The Total Return Fund and the Balanced Fund offer only Investor Class shares.

As investment companies, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2). SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Funds’ valuation policies and procedures, as described in Note 3.

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b).	Federal Income Taxes – This paragraph applies to all Funds other than the Midstream Fund. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, no Fund has made provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Each Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Due to inherent differences in the recognition of income, expenses, and realized gains/losses under GAAP and federal income tax regulations, permanent differences between book and tax basis for reporting are identified and appropriately reclassified in the Statement of Assets and Liabilities, as needed. The adjustments for fiscal year 2025 are as follows:

	Total
	Distributable	Capital
	Earnings	Stock
Growth Fund	$(5,369)	$5,369
Focus Fund	(36,675,000)	36,675,000
Mid Cap 30 Fund	(26,567,312)	26,567,312
Large Growth Fund	(687,032)	687,032
Value Fund	(1,425,700)	1,425,700
Total Return Fund	—	—
Equity and Income Fund	(2,107,542)	2,107,542
Balanced Fund	—	—
Energy Transition Fund	—	—
Gas Utility Fund	(3,893,898)	3,893,898
Japan Fund	(2,447,025)	2,447,025
Japan Small Cap Fund	(1,704,738)	1,704,738
Large Cap Financial Fund	(125,236)	125,236
Small Cap Financial Fund	(1,290,858)	1,290,858
Technology Fund	(60,658)	60,658

This paragraph applies to the Midstream Fund. The Midstream Fund is taxed as a corporation and is obligated to pay U.S. federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 21%. The Midstream Fund invests a substantial portion of its assets in master limited partnerships (“MLPs”), which are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, the Midstream Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income. The Midstream Fund includes any tax expense or benefit in its Statement of Operations based on the component of income or gains/losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the carrying amount of assets and liabilities for income tax purposes. The Midstream Fund recognizes a valuation allowance if, based on the weight of available evidence, it is more likely than not that the Fund will not realize some portion or all of the deferred income tax assets. As of October 31, 2025, the Midstream Fund did not have a valuation allowance on its deferred tax assets.

c).	Accounting for Uncertainty in Income Taxes – The Funds have accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Funds for the prior three fiscal years are open for examination. The Funds have reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the net assets of any Fund and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. With the exception of the Midstream Fund, the major tax jurisdictions of the Funds are U.S. federal and Delaware. The Midstream Fund files U.S. federal income tax returns and various state income tax returns.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Each Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees.

For those Funds with multiple classes of shares, income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

Distributions received from investments in MLPs, if applicable, generally consist of ordinary income, capital gains, and return of capital. The Funds record investment income on the ex-date of the distributions. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the applicable Fund.

e).	Distributions to Shareholders – This paragraph applies to all Funds other than the Midstream Fund. Dividends from net investment income, if any, are declared and paid at the end of each calendar quarter for the following Funds: the Total Return Fund, the Equity and Income Fund, the Balanced Fund, and the Gas Utility Fund. Dividends from net investment income, if any, are declared and paid annually, usually in December, for all other Funds. Distributions of net realized capital gains for the Funds, if any, are declared and paid annually, usually in December.

The rest of this subsection applies to the Midstream Fund. The Midstream Fund typically makes cash distributions to its shareholders quarterly at the beginning of the months of March, June, September, and December. Due to the tax treatment of the Midstream Fund’s allocations and distributions from MLPs, a significant portion of the Midstream Fund’s distributions to shareholders typically is treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Midstream Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Midstream Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Midstream Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Midstream Fund’s portfolio, the level of allocations of net income and other tax items for the Midstream Fund from its underlying MLP investments, the length of time the Midstream Fund has owned the MLP equity securities in its portfolio, and the extent to which the Midstream Fund disposes of MLP equity securities during a particular year, including to meet Midstream Fund shareholder redemption requests as necessary.

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In general, a distribution constitutes a return of capital to a shareholder rather than a dividend to the extent such distribution exceeds the Midstream Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital constitutes a tax-free return of capital to the extent of a shareholder’s cost basis in shares of the Midstream Fund and thereafter generally is taxable to the shareholder as a capital gain. A return-of-capital distribution also reduces the shareholder’s cost basis in shares of the Midstream Fund (but not below zero). A lower cost basis means that a shareholder recognizes more gain or less loss when the shareholder eventually sells shares of the Midstream Fund, which increases the shareholder’s tax liability.

The Midstream Fund attempts to maintain a stable distribution rate and therefore may distribute more or less than the actual amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would increase the Midstream Fund’s net asset value (“NAV”). Correspondingly, such amounts, once distributed, decrease the Midstream Fund’s NAV. In addition, the Midstream Fund may opt not to make distributions in quarters in which the Midstream Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Midstream Fund believes that a distribution may not constitute a tax-free return of capital, as described above.

f).	Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).	Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).	Share Valuation – The NAV per share of each Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

i).	Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market exchange rate at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market exchange rate prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included in net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).	Reverse Repurchase Agreements – Transactions involving reverse repurchase agreements by the Total Return Fund are treated as collateralized financing transactions and are recorded at their contracted resell or repurchase amounts, which approximates fair value. Upon entering into a reverse repurchase agreement transaction, the Total Return Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and the Total Return Fund subsequently monitors the account to ensure that it maintains such equivalent value. Interest on reverse repurchase agreements is included in interest payable.

As of October 31, 2025, securities with a fair value of $22,900,722 were pledged by the Total Return Fund to collateralize reverse repurchase agreements, which securities are included in investments in securities in its Statement of Assets and Liabilities.

k).	REIT Equity Securities – Distributions received from real estate investment trusts (“REITs”) may be classified as dividends, capital gains, or return of capital. Investments in REITs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make any required distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in a Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally do not constitute qualified dividend income and do not qualify for the dividends-received deduction.

l).	Partnership Accounting Policy – To the extent a Fund receives distributions from underlying partnerships in which it invests, the Fund records its pro rata share of income/loss and capital gains/losses and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

m).	Offsetting Assets and Liabilities – The Total Return Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Reverse repurchase transactions are entered into by the Total Return Fund under Master Repurchase Agreements (“MRAs”) that permit the Total Return Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Total Return Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Total Return Fund’s use of the proceeds of the MRA may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Total Return Fund’s obligation to repurchase the securities. For additional information regarding the offsetting of assets and liabilities as of October 31, 2025, please refer to the table in Note 9.

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n).	Illiquid Securities – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

o).	Recent Accounting Pronouncements and Regulatory Updates – In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief operating decision maker (the “CODM”) for the Funds using the information presented in the financial statements and financial highlights. The CODM is Teresa Nilsen, the Executive Vice President and Treasurer of the Funds.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction, and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Funds’ financial statements.

3). SECURITIES VALUATION

The Funds follow their valuation policies and procedures in determining their respective NAVs and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis, as applicable:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, MLPs, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their NAVs because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time a Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

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If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by Hennessy Advisors, Inc. (the “Advisor”), the Funds’ valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures.

The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that a Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Japan Fund and the Japan Small Cap Fund do invest, and the other Funds except the Mid Cap 30 Fund, the Large Growth Fund, the Total Return Fund, and the Balanced Fund may invest, in foreign securities, for example, the value of a Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of each Fund’s securities as of October 31, 2025, are included in its Schedule of Investments.

4). INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during fiscal year 2025 were as follows:

	Purchases	Sales
Growth Fund	$504,286,602	$551,374,573
Focus Fund	4,527,417	284,277,697
Mid Cap 30 Fund	1,875,027,416	2,110,742,354
Large Growth Fund	61,443,142	77,788,757
Value Fund	75,891,375	81,838,439
Total Return Fund	11,799,343	14,324,342
Equity and Income Fund	12,426,720	27,050,728
Balanced Fund	2,483,240	2,686,996
Energy Transition Fund	4,721,123	8,299,488
Midstream Fund	4,592,204	5,941,047
Gas Utility Fund	128,225,648	158,424,070
Japan Fund	62,824,779	87,201,028
Japan Small Cap Fund	52,153,862	67,008,029
Large Cap Financial Fund	14,524,442	19,582,750
Small Cap Financial Fund	25,684,092	47,576,076
Technology Fund	7,614,807	8,760,938

Purchases and sales/maturities of long-term U.S. government securities for the Equity and Income Fund during fiscal year 2025 were $1,592,040 and $3,607,842, respectively. There were no purchases or sales/maturities of long-term U.S. government securities by any other Funds during fiscal year 2025.

5). INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Funds with investment advisory services under Investment Advisory Agreements between the Advisor and the Trust. The Advisor provides or oversees the provision of all investment advice and furnishes office spaces, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The net investment advisory fees expensed by each Fund during fiscal year 2025 are included in its Statement of Operations. The fee for each Fund is based on the average daily net assets of the Fund at an annual rate of:

Fund	Investment Advisory Fee	Fund	Investment Advisory Fee
(All Class Shares)	(As a % of Fund Assets)	(All Class Shares)	(As a % of Fund Assets)
Growth Fund	0.74%	Energy Transition Fund	1.25%
Focus Fund	0.90%	Midstream Fund	1.10%
Mid Cap 30 Fund	0.74%	Gas Utility Fund	0.40%
Large Growth Fund	0.74%	Japan Fund	0.80%
Value Fund	0.74%	Japan Small Cap Fund	0.80%
Total Return Fund	0.60%	Large Cap Financial Fund	0.90%
Equity and Income Fund	0.80%	Small Cap Financial Fund	0.90%
Balanced Fund	0.60%	Technology Fund	0.74%

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The Advisor has delegated the day-to-day management of some of the Funds to a sub-advisor. The Advisor pays all sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds. The following table lists each sub-advised Fund, the sub-advisor for such Fund, and the annual rate used to calculate the sub-advisory fee payable by the Advisor to such Fund’s sub-advisor:

Fund		Sub-Advisory Fee
(All Class Shares)	Sub-Advisor	(As a % of Fund Assets)
Hennessy Focus Fund	Broad Run Investment Management, LLC	0.29%
Hennessy Equity and Income Fund	FCI Advisors (fixed income allocation)	0.27%
	The London Company of Virginia, LLC (equity allocation)	0.33%
Hennessy Japan Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%
Hennessy Japan Small Cap Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%

During fiscal year 2025, the Advisor paid a sub-advisory fee at the average rate of 0.35% of the daily net assets of each of the Japan Fund and the Japan Small Cap Fund.

The Advisor has contractually agreed to (i) limit total annual operating expenses of the Midstream Fund to 1.75% of its net assets for Investor Class shares and 1.50% of its net assets for Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) and (ii) limit total annual operating expenses of the Technology Fund to 0.98% of its net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities), in each case, through February 28, 2026.

For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from a Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of October 31, 2025, expenses subject to potential recovery and the fiscal years in which they expire were as follows:

	Fiscal Year 2026	Fiscal Year 2027	Fiscal Year 2028	Total
Midstream Fund – Investor Class	$19,218	$15,904	$16,987	$52,109
Midstream Fund – Institutional Class	—	—	—	—
Technology Fund – Investor Class	72,197	66,424	77,182	215,803
Technology Fund – Institutional Class	25,964	31,785	32,982	90,731

The Advisor recouped $5,988 of previously waived expenses from Institutional Class shares of the Midstream Fund during fiscal year 2025. The Advisor did not recoup expenses from the Technology Fund during fiscal year 2025.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of each Fund, which compensates the Advisor for the non-investment advisory services it provides to each Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds attributable to Investor Class shares. The shareholder service fees expensed by each Fund during fiscal year 2025 are included in its Statement of Operations.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of Fund shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, each Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plans may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by each Fund during fiscal year 2025 are included in its Statement of Operations.

The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of Fund shares. The agreements provide for periodic payments of sub-transfer agent expenses by the Funds to brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by each Fund during fiscal year 2025 are included in its Statement of Operations.

The Gas Utility Fund has entered into an Administrative Services Agreement among the Gas Utility Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Gas Utility Fund, including overseeing the calculation of the AGA Stock Index. ScottMadden, Inc. performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Gas Utility Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Gas Utility Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Gas Utility Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, on request, AGA provides the Gas Utility Fund and the Advisor with information on the natural gas industry. The Gas Utility Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Gas Utility Fund.

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U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Funds with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Funds, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Funds’ custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Funds’ expenses and reviewing the Funds’ expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by each Fund during fiscal year 2025 are included in its Statement of Operations. Fund Services has voluntarily waived all or a portion of its fees for the Energy Transition Fund, the Midstream Fund, and the Technology Fund. The fees voluntarily waived by Fund Services during fiscal year 2025 are included in the Statement of Operations for the Energy Transition Fund, the Midstream Fund, and the Technology Fund.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Funds’ principal underwriter in a continuous public offering of Fund shares.

The officers of the Funds are affiliated with the Advisor. With the exception of the Chief Compliance Officer and Senior Compliance Officer, such officers receive no compensation from the Funds for serving in their respective roles. The Funds make reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and Senior Compliance Officer. The compliance fees expensed by each Fund during fiscal year 2025 for reimbursement payments to the Advisor are included in its Statement of Operations.

6). GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, each Fund expects the risk of loss to be remote.

7). LINE OF CREDIT

Each Fund has an uncommitted line of credit with the other Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Fund’s net assets, or 30% for the Gas Utility Fund, the Japan Fund, and the Japan Small Cap Fund, and 10% for the Balanced Fund. The line of credit is intended to provide any necessary short-term financing in connection with shareholder redemptions, subject to certain restrictions. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by each Funds’ assets (as to its own borrowings only). The following table shows the outstanding average daily balance, weighted average interest rate, and maximum amount outstanding during fiscal year 2025 for each Fund that utilized the line of credit, as well as the amount of borrowings outstanding under the line of credit as of October 31, 2025:

	Outstanding Daily	Weighted Average	Maximum Amount	Amount Outstanding at
	Average Balance	Interest Rate	Outstanding	October 31, 2025
Growth Fund	$93,329	7.42%	$6,466,000	$—
Focus Fund	30,666	7.59%	2,007,000	—
Mid Cap 30 Fund	258,230	7.50%	33,281,000	—
Large Growth Fund	2,195	8.00%	393,000	—
Equity and Income Fund	23,186	7.71%	5,614,000	—
Energy Transition Fund	9,742	7.54%	393,000	—
Gas Utility Fund	60,460	7.50%	7,221,000	—
Large Cap Financial Fund	3,778	7.61%	1,063,000	—
Small Cap Financial Fund	34,008	7.50%	5,865,000	—
Technology Fund	6,279	7.50%	576,000	—

The interest expensed by each Fund under the line of credit during fiscal year 2025 is included in its Statement of Operations.

8). FEDERAL TAX INFORMATION

a).	All Funds other than the Midstream Fund – As of October 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth	Focus	Mid Cap 30	Large Growth
	Fund	Fund	Fund	Fund
Cost of investments for tax purposes	$416,562,664	$241,248,257	$1,214,240,352	$116,098,190
Gross tax unrealized appreciation	$71,944,397	$368,948,050	$106,735,659	$28,965,070
Gross tax unrealized depreciation	(25,901,881)	(17,251,755)	(43,573,478)	(10,482,348)
Net tax unrealized appreciation/(depreciation)	$46,042,516	$351,696,295	$63,162,181	$18,482,722
Undistributed ordinary income	$147,865	$—	$11,480,084	$1,326,909
Undistributed long-term capital gains	—	175,917,712	—	6,432,399
Total distributable earnings	$147,865	$175,917,712	$11,480,084	$7,759,308
Other accumulated gain/(loss)	$(12,394,639)	$(4,262,031)	$—	$—
Total accumulated gain/(loss)	$33,795,742	$523,351,976	$74,642,265	$26,242,030

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			Equity and
	Value	Total Return	Income	Balanced
	Fund	Fund	Fund	Fund
Cost of investments for tax purposes	$229,863,655	$63,075,785	$30,961,502	$11,959,927
Gross tax unrealized appreciation	$75,231,674	$7,826,182	$14,721,626	$1,290,693
Gross tax unrealized depreciation	(12,775,033)	(858,658)	(805,549)	(185,285)
Net tax unrealized appreciation/(depreciation)	$62,456,641	$6,967,524	$13,916,077	$1,105,408
Undistributed ordinary income	$6,314,182	$87,735	$675	$18,656
Undistributed long-term capital gains	13,450,796	—	4,554,587	—
Total distributable earnings	$19,764,978	$87,735	$4,555,262	$18,656
Other accumulated gain/(loss)	$—	$(537,111)	$—	$(101,311)
Total accumulated gain/(loss)	$82,221,619	$6,518,148	$18,471,339	$1,022,753

	Energy Transition	Gas Utility	Japan	Japan Small
	Fund	Fund	Fund	Cap Fund
Cost of investments for tax purposes	$9,542,929	$255,498,183	$313,824,456	$106,579,085
Gross tax unrealized appreciation	$3,816,868	$261,426,873	$185,481,376	$27,856,699
Gross tax unrealized depreciation	(211,852)	(23,156,297)	(45,926,387)	(6,003,457)
Net tax unrealized appreciation/(depreciation)	$3,605,016	$238,270,576	$139,554,989	$21,853,242
Undistributed ordinary income	$65,021	$—	$41,254,718	$3,539,179
Undistributed long-term capital gains	—	44,009,874	7,435,591	12,396,740
Total distributable earnings	$65,021	$44,009,874	$48,690,309	$15,935,919
Other accumulated gain/(loss)	$(34,046,468)	$—	$—	$—
Total accumulated gain/(loss)	$(30,376,431)	$282,280,450	$188,245,298	$37,789,161

	Large Cap	Small Cap
	Financial	Financial	Technology
	Fund	Fund	Fund
Cost of investments for tax purposes	$20,019,292	$55,516,027	$6,880,727
Gross tax unrealized appreciation	$14,121,879	$14,715,569	$2,113,386
Gross tax unrealized depreciation	(1,345,348)	(2,585,214)	(473,973)
Net tax unrealized appreciation/(depreciation)	$12,776,531	$12,130,355	$1,639,413
Undistributed ordinary income	$—	$725,641	$534,774
Undistributed long-term capital gains	2,359,776	5,987,419	909,711
Total distributable earnings	$2,359,776	$6,713,060	$1,444,485
Other accumulated gain/(loss)	$(14,283)	$—	$—
Total accumulated gain/(loss)	$15,122,024	$18,843,415	$3,083,898

Any differences between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) may be attributable to wash sales, partnership adjustments, and investments in passive foreign investment companies.

Capital loss carryforwards available as of October 31, 2025, to offset future gains, as well as capital loss carryforwards utilized during fiscal year 2025 are as follows:

	Non-Expiring	Non-Expiring		Total Capital Loss
	Short Term	Long Term	Total	Carryforwards Utilized
Growth Fund	$12,394,639	$—	$12,394,639	$—
Focus Fund	—	—	—	—
Mid Cap 30 Fund	—	—	—	—
Large Growth Fund	—	—	—	—
Value Fund	—	—	—	—
Total Return Fund	—	537,111	537,111	—
Equity and Income Fund	—	—	—	—
Balanced Fund	22,891	78,420	101,311	—
Energy Transition Fund	18,090,532	15,955,936	34,046,468	2,543,347
Gas Utility Fund	—	—	—	—
Japan Fund	—	—	—	—
Japan Small Cap Fund	—	—	—	—
Large Cap Financial Fund	—	—	—	2,668,608
Small Cap Financial Fund	—	—	—	—
Technology Fund	—	—	—	—

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As of October 31, 2025, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Growth Fund	$—	Energy Transition Fund	$—
Focus Fund	4,262,031	Gas Utility Fund	—
Mid Cap 30 Fund	—	Japan Fund	—
Large Growth Fund	—	Japan Small Cap Fund	—
Value Fund	—	Large Cap Financial Fund	14,283
Total Return Fund	—	Small Cap Financial Fund	—
Equity and Income Fund	—	Technology Fund	—
Balanced Fund	—		—

Late-year ordinary losses are net ordinary losses incurred after December 31, 2024, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

b).	Midstream Fund – As of October 31, 2025, the components of accumulated earnings (losses) for income tax purposes for the Midstream Fund were as follows:

Investments
Cost of investments for tax purposes	$32,406,024
Gross tax unrealized appreciation	$45,324,059
Gross tax unrealized depreciation	—
Net tax unrealized appreciation/(depreciation)	$45,324,059

As of October 31, 2025, deferred tax assets (liabilities) for the Midstream Fund consisted of the following:

Deferred tax assets (liabilities):
Net operating losses	$824,601
Capital loss	—
Unrealized (gain) loss on investments	(8,494,971)
Total deferred tax liability, net	(7,670,370)
Valuation allowance	—
Net	$(7,670,370)

For fiscal year 2025, the Midstream Fund had an effective tax rate of 0% and a federal statutory rate of 21%, with the difference resulting from a change in the valuation allowance of the deferred tax assets.

Deferred income tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Midstream Fund may carry forward any net capital loss five years to offset any future realized capital gains. The Midstream Fund may carry forward indefinitely any net operating loss arising in a tax year ending after December 31, 2019. As of October 31, 2025, the Midstream Fund did not have any capital loss carryforwards.

As of October 31, 2025, the Midstream Fund had $3,789,117 in net operating loss carryforwards that the Fund may carry forward indefinitely.

Total income taxes of the Midstream Fund have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate. The Midstream Fund applied this effective rate to net investment income and realized and unrealized gains on investments before taxes in computing its total income taxes.

Tax expense (benefit) at statutory rates	$1,387,361
State income tax expense, net of federal benefit	40,993
Tax expense (benefit) on permanent items(1)	(82,340)
Tax expense (benefit) on expired carryforwards	806,095
Tax expense (benefit) due to change in effective state rates	—
Total current tax expense (benefit)	—
Change in valuation allowance	—
Total tax expense	$2,152,109

(1)	Permanent items consist of dividends-received deductions.

The Midstream Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Midstream Fund’s tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. federal tax returns and state tax returns filed or expected to be filed. No income tax returns are currently under examination. Generally, the tax returns of the Midstream Fund for the prior three fiscal years are open for examination. Due to the nature of the Midstream Fund’s investments, the Midstream Fund may be required to file income tax returns in several states. The Midstream Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

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c).	During fiscal years 2025 and 2024, the tax character of distributions paid by the Funds were as follows (estimated in the case of the Midstream Fund):

	Fiscal Year 2025	Fiscal Year 2024		Fiscal Year 2025	Fiscal Year 2024
Growth Fund			Energy Transition Fund
Ordinary income(1)	$1,089,939	$774,064	Ordinary income(1)	$15,980	$—
Long-term capital gains	66,864,009	—	Long-term capital gains	—	—
Total distributions	$67,953,948	$774,064	Total distributions	$15,980	$—

Focus Fund			Midstream Fund
Ordinary income(1)	$—	$—	Ordinary income(1)	$3,291,449	$961,912
Long-term capital gains	88,765,083	129,052,636	Return of capital	2,960,843	4,619,363
Total distributions	$88,765,083	$129,052,636	Total distributions	$6,252,292	$5,581,275

Mid Cap 30 Fund			Gas Utility Fund
Ordinary income(1)	$6,866,089	$—	Ordinary income(1)	$10,550,912	$11,304,235
Long-term capital gains	272,691,626	61,267,167	Long-term capital gains	25,147,847	18,018,013
Total distributions	$279,557,715	$61,267,167	Total distributions	$35,698,759	$29,322,248

Large Growth Fund			Japan Fund
Ordinary income(1)	$2,770,401	$1,525,599	Ordinary income(1)	$5,417,278	$—
Long-term capital gains	3,162,537	3,841,345	Long-term capital gains	19,174,990	17,310,612
Total distributions	$5,932,938	$5,366,944	Total distributions	$24,592,268	$17,310,612

Value Fund			Japan Small Cap Fund
Ordinary income(1)	$12,060,719	$9,470,218	Ordinary income(1)	$1,423,524	$1,212,097
Long-term capital gains	—	—	Long-term capital gains	3,051,837	—
Total distributions	$12,060,719	$9,470,218	Total distributions	$4,475,361	$1,212,097

Total Return Fund			Large Cap Financial Fund
Ordinary income(1)	$1,146,756	$1,610,256	Ordinary income(1)	$187,318	$525,902
Long-term capital gains	485,415	2,006,464	Long-term capital gains	—	—
Total distributions	$1,632,171	$3,616,720	Total distributions	$187,318	$525,902

Equity and Income Fund			Small Cap Financial Fund
Ordinary income(1)	$356,937	$510,738	Ordinary income(1)	$2,343,518	$1,582,796
Long-term capital gains	6,292,953	5,672,163	Long-term capital gains	2,876,894	2,110,376
Total distributions	$6,649,890	$6,182,901	Total distributions	$5,220,412	$3,693,172

Balanced Fund			Technology Fund
Ordinary income(1)	$267,311	$363,643	Ordinary income(1)	$—	$—
Long-term capital gains	142,559	13,324	Long-term capital gains	339,647	—
Total distributions	$409,870	$376,967	Total distributions	$339,647	$—

(1)	Ordinary income includes short-term capital gains.

9). REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Total Return Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Total Return Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities. Interest payments made under reverse repurchase agreements during fiscal year 2025, totaled $966,258 and are recorded as interest expense in the Statement of Operations.

During fiscal year 2025, the average daily balance and average interest rate in effect for reverse repurchase agreements held by the Total Return Fund were $20,565,281 and 4.63%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements held by the Total Return Fund as of October 31, 2025:

Maturity Date	Amount	Interest Rate
November 6, 2025	$6,296,500	4.50%
December 11, 2025	5,397,000	4.35%
January 8, 2026	8,995,000	4.35%

Outstanding reverse repurchase agreements as of October 31, 2025, comprised 42.04% of the Total Return Fund’s net assets.

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Below is information about reverse repurchase agreements held by the Total Return Fund that are eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
	Gross Amounts	Net Amounts
	Offset in the	Presented in the
Gross Amounts	Statement of	Statement of		Collateral
of Recognized	Assets and	Assets and	Financial	Pledged
Liabilities	Liabilities	Liabilities	Instruments	(Received)	Net Amount
$20,688,500	$—	$20,688,500	$20,688,500	$—	$—
$20,688,500	$—	$20,688,500	$20,688,500	$—	$—

For additional information, please refer to the “Offsetting Assets and Liabilities” section in Note 2.

10). GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Funds’ investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, or exacerbate pre-existing risks to the applicable Fund.

11). EVENTS SUBSEQUENT TO YEAR END

Management has evaluated the Funds’ related events and transactions that occurred subsequent to October 31, 2025, through the date of issuance of the Funds’ financial statements. Other than as disclosed below, management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

On December 4, 2025, capital gains were declared and paid to shareholders of record on December 3, 2025, as follows:

	Short-term		Long-term
	Investor Class	Institutional Class	Investor Class	Institutional Class
Focus Fund	N/A	N/A	17.84742	18.83989
Mid Cap 30 Fund	0.16343	0.17274	N/A	N/A
Large Growth Fund	0.00693	0.00703	0.57633	0.58345
Value Fund	0.01310	0.01314	1.06282	1.06626
Equity and Income Fund	N/A	N/A	1.52115	1.42582
Gas Utility Fund	N/A	N/A	2.58977	2.58309
Japan Fund	N/A	N/A	0.83671	0.87231
Japan Small Cap Fund	0.25483	0.25151	2.04022	2.01369
Large Cap Financial Fund	N/A	N/A	2.63060	2.66544
Small Cap Financial Fund	0.24109	0.13583	2.52362	1.42179
Technology Fund	1.69111	1.74915	2.87677	2.97550

On December 1, 2025, distributions were declared and paid to shareholders of record on November 28, 2025, as follows:

	Return of Capital
	Investor Class	Institutional Class
Midstream Fund	$0.2575	$0.2575

90	WWW.HENNESSYFUNDS.COM

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

of the Hennessy Funds Trust

Novato, CA

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Hennessy Cornerstone Growth Fund, Hennessy Focus Fund, Hennessy Cornerstone Mid Cap 30 Fund, Hennessy Cornerstone Large Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, Hennessy Equity and Income Fund, Hennessy Balanced Fund, Hennessy Energy Transition Fund, Hennessy Midstream Fund, Hennessy Gas Utility Fund, Hennessy Japan Fund, Hennessy Japan Small Cap Fund, Hennessy Large Cap Financial Fund, Hennessy Small Cap Financial Fund, and Hennessy Technology Fund (the “Funds”), each a series of Hennessy Funds Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statement of cash flows of the Hennessy Total Return Fund for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the results of cash flows of the Hennessy Total Return Fund for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2002.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 23, 2025

HENNESSY FUNDS	1-800-966-4354	91

Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The trustee fees and compliance expenses for the Hennessy mutual funds are included in the financial statements and related footnotes.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. The Board of Trustees did not approve any investment advisory contracts during the most recent fiscal half year.

92	WWW.HENNESSYFUNDS.COM

Federal Tax Distribution Information (Unaudited)

For fiscal year 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Growth Fund	100.00%	Energy Transition Fund	100.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	100.00%	Japan Fund	100.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	98.57%
Value Fund	100.00%	Large Cap Financial Fund	100.00%
Total Return Fund	99.48%	Small Cap Financial Fund	96.17%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	84.02%

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2025 were as follows:

Growth Fund	100.00%	Energy Transition Fund	100.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	100.00%	Japan Fund	0.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	0.00%
Value Fund	58.24%	Large Cap Financial Fund	100.00%
Total Return Fund	99.48%	Small Cap Financial Fund	96.24%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	84.05%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Funds were as follows:

Growth Fund	0.00%	Energy Transition Fund	0.00%
Focus Fund	0.00%	Gas Utility Fund	0.00%
Mid Cap 30 Fund	0.00%	Japan Fund	0.00%
Large Growth Fund	50.91%	Japan Small Cap Fund	0.00%
Value Fund	27.68%	Large Cap Financial Fund	0.00%
Total Return Fund	0.00%	Small Cap Financial Fund	46.01%
Equity and Income Fund	0.00%	Technology Fund	0.00%
Balanced Fund	0.00%

For fiscal year 2025, the Japan Fund and Japan Small Cap Fund earned foreign-source income and paid foreign taxes as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Fund Name	Country	Gross Foreign Income	Foreign Tax Paid
Japan Fund	Japan	$10,446,020	$895,455
Japan Small Cap Fund	Japan	$3,286,481	$328,648

HENNESSY FUNDS	1-800-966-4354	93

For information, questions, or assistance, please call

The Hennessy Funds

800-966-4354 or 415-899-1555

INVESTMENT ADVISOR

Hennessy Advisors, Inc.

7250 Redwood Boulevard, Suite 200

Novato, California 94945

ADMINISTRATOR,

TRANSFER AGENT,

DIVIDEND PAYING AGENT, AND

SHAREHOLDER SERVICING AGENT

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

P.O. Box 219381

Kansas City, Missouri 64121-9381

CUSTODIAN

U.S. Bank N.A.

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

TRUSTEES

Neil J. Hennessy

Robert T. Doyle

J. Dennis DeSousa

Doug Franklin

Claire Garvie

Gerald P. Richardson

COUNSEL

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.hennessyfunds.com | 800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL FINANCIAL STATEMENTS

AND OTHER INFORMATION

OCTOBER 31, 2025

Hennessy Sustainable ETF

(The Nasdaq Stock Market LLC: STNC)

www.hennessyetfs.com | 1-877-671-3199

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-877-671-3199

Financial Statements — Schedule of Investments

as of October 31, 2025

COMMON STOCKS – 97.1%	Shares	Value
Communication Services – 1.8%
Charter Communications, Inc. – Class A (a)	7,281	$1,702,589

Consumer Discretionary – 18.5%
Best Buy Co., Inc.	9,346	767,681
eBay, Inc.	30,278	2,461,904
Ford Motor Co.	207,949	2,730,370
General Motors Co.	35,733	2,468,793
Genuine Parts Co.	19,445	2,475,543
Hilton Worldwide Holdings, Inc.	10,075	2,588,872
Lululemon Athletica, Inc. (a)	8,991	1,533,325
Norwegian Cruise Line Holdings Ltd. (a)	105,690	2,369,570
		17,396,058

Consumer Staples – 11.2%
Bunge Global SA	32,813	3,104,110
Keurig Dr Pepper, Inc.	87,687	2,381,579
The JM Smucker Co.	24,659	2,553,439
The Kraft Heinz Co.	98,963	2,447,355
		10,486,483

Financials – 14.5%
Globe Life, Inc.	19,090	2,510,526
JPMorgan Chase & Co.	6,220	1,935,166
Raymond James Financial, Inc.	14,254	2,261,682
Regions Financial Corp.	7,937	192,075
Travelers Cos., Inc.	8,089	2,172,867
Visa, Inc. – Class A	7,559	2,575,654
W.R. Berkley Corp.	27,369	1,952,505
		13,600,475

Health Care – 15.1%
Cardinal Health, Inc.	16,983	3,239,847
Cencora, Inc.	8,615	2,910,233
CVS Health Corp.	33,327	2,604,505
Pfizer, Inc.	26,513	653,545
Stryker Corp.	7,353	2,619,433
The Cigna Group	8,895	2,174,027
		14,201,590

Industrials – 15.1%
Automatic Data Processing, Inc.	9,193	2,392,938
Delta Air Lines, Inc.	48,102	2,760,093
Johnson Controls International PLC	14,006	1,602,146
Trane Technologies PLC	5,647	2,533,527
United Airlines Holdings, Inc. (a)	28,609	2,690,390
WW Grainger, Inc.	2,246	2,198,834
		14,177,928

Information Technology – 14.7%
Advanced Micro Devices, Inc. (a)	16,347	4,186,794
Intel Corp. (a)	75,091	3,002,889
Jabil, Inc.	12,390	2,736,827
NVIDIA Corp.	14,357	2,907,149
Seagate Technology Holdings PLC	3,729	954,176
		13,787,835

Materials – 3.4%
International Paper Co.	51,899	2,005,377
Smurfit WestRock PLC	33,155	1,224,083
		3,229,460

Utilities – 2.8%
Edison International	47,143	2,610,780

TOTAL COMMON STOCKS
(Cost $88,043,675)		91,193,198

REAL ESTATE INVESTMENT TRUSTS – 2.6%
Real Estate – 2.6%
Extra Space Storage, Inc.	18,664	2,492,391

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,640,325)		2,492,391

RIGHTS – 0.0% (b)
Health Care – 0.0%
Sycamore Partners LLC,
Expires 08/28/2026, Exercise Price $3.00 (a)(c)	167,900	0

TOTAL RIGHTS
(Cost $0)		0

The accompanying notes are an integral part of these financial statements.

2	WWW.HENNESSYETFS.COM

Financial Statements — Schedule of Investments

as of October 31, 2025

MONEY MARKET FUNDS – 0.3%	Shares	Value
First American Government
Obligations Fund – Class X, 4.03% (d)	309,458	$309,458

TOTAL MONEY MARKET FUNDS
(Cost $309,458)		309,458

TOTAL INVESTMENTS – 100.0%
(Cost $90,993,458)		93,995,047
Liabilities in Excess of Other Assets – (0.0%) (b)		(30,294)

TOTAL NET ASSETS – 100.0%		$93,964,753

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

LLC – Limited Liability Company

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Exposure as of October 31, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$1,702,589	$—	$—	$1,702,589
Consumer Discretionary	17,396,058	—	—	17,396,058
Consumer Staples	10,486,483	—	—	10,486,483
Financials	13,600,475	—	—	13,600,475
Health Care	14,201,590	—	—	14,201,590
Industrials	14,177,928	—	—	14,177,928
Information Technology	13,787,835	—	—	13,787,835
Materials	3,229,460	—	—	3,229,460
Utilities	2,610,780	—	—	2,610,780
Common Stocks – Total	91,193,198	—	—	91,193,198
Real Estate Investment Trusts
Real Estate	2,492,391	—	—	2,492,391
Real Estate Investment Trusts – Total	2,492,391	—	—	2,492,391
Rights
Health Care	—	—	0	0
Rights – Total	—	—	0	0
Money Market Funds	309,458	—	—	309,458
Total Investments	$93,995,047	$—	$0	$93,995,047

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	3

Financial Statements — Statement of Assets and Liabilities

as of October 31, 2025

ASSETS:
Investments in securities, at value	$93,995,047
Dividends and interest receivable	38,199
Dividend tax reclaim receivable	1,074
Total assets	94,034,320

LIABILITIES:
Payable to advisor	69,567
Total liabilities	69,567
NET ASSETS	$93,964,753

NET ASSETS CONSIST OF:
Par value	$2,866
Capital stock	108,373,199
Accumulated deficit	(14,411,312)
Total net assets	$93,964,753

NET ASSETS:
Shares authorized ($0.001 par value)	100,000,000
Net assets applicable to outstanding shares	$93,964,753
Shares issued and outstanding	2,866,142
Net asset value, offering price, and redemption price per share	$32.78

Investments, at cost	$90,993,458

The accompanying notes are an integral part of these financial statements.

4	WWW.HENNESSYETFS.COM

Financial Statements — Statement of Operations

for the year ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$1,813,248 (1)
Interest income	31,898
Total investment income	1,845,146

EXPENSES:
Investment advisory fees (See Note 5)	904,377
Total expenses before waivers	904,377
Expense reimbursement from advisor	(95,197)
Net expenses	809,180
NET INVESTMENT INCOME	$1,035,966

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(8,642,715)
Net realized gain from redemption in-kind	14,710,238
Net change in unrealized appreciation/depreciation on investments	121,566
Net gain on investments	6,189,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,225,055

(1) Net of issuance fees withheld of	$44

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	5

Financial Statements — Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income	$1,035,966	$652,261
Net realized gain on investments	6,067,523	28,453,208
Net change in unrealized appreciation/depreciation on investments	121,566	(13,422,739)
Net increase in net assets resulting from operations	7,225,055	15,682,730

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(943,473)	(50,006)
Total distributions	(943,473)	(50,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the Reorganization – (See Note 9)	—	71,656,846
Proceeds from shares subscribed	81,647,451	158,492,724
Cost of shares redeemed	(93,788,832)	(186,352,895)
Net increase (decrease) in net assets derived from capital share transactions	(12,141,381)	43,796,675
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,859,799)	59,429,399

NET ASSETS:
Beginning of year	99,824,552	40,395,153
End of year	$93,964,753	$99,824,552

CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization	—	2,506,142
Shares sold	2,615,000	5,435,000
Shares redeemed	(3,000,000)	(6,375,000)
Net increase (decrease) in shares outstanding	(385,000)	1,566,142

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

For a share outstanding throughout each period

				Two-Month
	Year Ended	Year Ended		Period Ended		Year Ended	Year Ended	Period Ended
	October 31,	October 31,		October 31,		August 31,	August 31,	August 31,
	2025	2024		2023		2023(9)	2022(9)	2021(1)(9)
PER SHARE DATA:
Net asset value, beginning of period	$30.70	$23.97		$26.73		$24.80	$27.82	$25.00

Income from investment operations:
Net investment gain (loss)(2)	0.34	0.20		(0.00	)(3)	0.07	0.20	0.02
Net realized and unrealized gains (losses) on investments	2.03	6.55		(2.76)		2.01	(3.10)	2.80
Total from investment operations	2.37	6.75		(2.76)		2.08	(2.90)	2.82

Less distributions:
Dividends from net investment income	(0.29)	(0.02)		—		(0.15)	(0.10)	—
Dividends from net realized gains	—	—		—		—	(0.02)	—
Total distributions	(0.29)	(0.02)		—		(0.15)	(0.12)	—
Net asset value, end of period	$32.78	$30.70		$23.97		$26.73	$24.80	$27.82

TOTAL RETURN ON NET ASSET VALUE(4)	7.77%	28.18%		-10.31	%(5)	8.39%	-10.50%	11.23	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$93.96	$99.82		$40.40		$45.31	$42.53	$37.29
Ratio of expenses to average net assets:
Before expense reimbursement	0.95%	0.95%		0.95	%(6)	0.95%	0.95%	0.95	%(6)
After expense reimbursement	0.85%	0.85%		0.85	%(6)	0.85%	0.85%	0.85	%(6)
Ratio of net investment gain (loss) to average net assets:
Before expense reimbursement	0.99%	0.58%		(0.11	)%(6)	0.17%	0.64%	0.09	%(6)
After expense reimbursement	1.09%	0.68%		(0.01	)%(6)	0.27%	0.74%	0.19	%(6)
Portfolio turnover rate(7)	275%	291	%(8)	62	%(5)	274%	290%	180	%(5)

(1)	Inception date of the Fund was March 15, 2021.
(2)	Calculated using the average shares outstanding method.
(3)	Amount is between $(0.005) and $0.005.
(4)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes effect of in-kind transfers.
(8)	The cost of purchases and proceeds from sales of securities that were incurred to realign the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund portfolios subsequent to November 10, 2023 and February 23, 2024, the reorganization dates, respectively, are excluded from the portfolio turnover rate calculation. See Note 10 of the Notes to Financial Statements for further information regarding this reorganization. If such amounts had not been excluded, the portfolio turnover rate would have been 316% for the year ended October 31, 2024.
(9)	Data prior to the close of business on December 22, 2022 is of the Predecessor Fund, the Stance Equity ESG Large Cap ETF.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	7

Notes to the Financial Statements

October 31, 2025

1).	ORGANIZATION

The Hennessy Sustainable ETF (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. Prior to May 12, 2025, the Fund was known as the Hennessy Stance ESG ETF. The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund and offers one class of shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Fund’s valuation policies and procedures, as described in Note 3.

b).	Federal Income Taxes – The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund has made no provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of partnership income and wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under GAAP and federal income tax regulations, permanent differences between book and tax basis for reporting are identified and appropriately reclassified in the Statement of Assets and Liabilities, as needed. The adjustments for fiscal year 2025 are as follows:

Total Distributable Earnings	Capital Stock
$(14,451,466)	$14,451,466

c).	Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of the Fund. As discussed further in Note 5, most expenses of the Fund are paid by Hennessy Advisors, Inc. (the “Advisor”) under a unitary fee arrangement.

e).	Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).	Security Transactions – Investment transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).	Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).	Share Valuation – The NAV per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading.

i).	Illiquid Securities – Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

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j).	Recent Accounting Pronouncements and Regulatory Updates – In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief operating decision maker (the “CODM”) for the Fund using the information presented in the financial statements and financial highlights. The CODM is Teresa Nilsen, the Executive Vice President and Treasurer of the Funds.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction, and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Fund’s financial statements.

3).	SECURITIES VALUATION

The Fund follows its valuation policies and procedures in determining its NAV and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSY FUNDS	1-877-671-3199	9

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by the Advisor, the Fund’s valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of October 31, 2025, are included in the Schedule of Investments.

4).	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during fiscal year 2025 were $268,459,208, and $267,568,912, respectively. There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during fiscal year 2025.

Purchases and sales of in-kind transactions for the Fund during fiscal year 2025, were $79,895,665 and $92,691,569, respectively.

5).	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement (the “Investment Advisory Agreement”). The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unitary management fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.95%. From the unitary management fee, the Advisor pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services. The net investment advisory fees expensed by the Fund during fiscal year 2025 are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the portfolio composition of the Fund to a sub-advisor, Stance Capital, LLC (“Stance Capital”), and has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund to Vident Advisory, LLC (“Vident”), as instructed by Stance Capital and subject to the supervision of the Advisor and the Board. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During fiscal year 2025, the Advisor (not the Fund) paid a sub-advisory fee to Stance Capital at the average rate of 0.40% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Stance Capital, the Advisor pays sub-advisory fees to Stance Capital at an annual rate of 0.40% of the average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets over $250 million. During fiscal year 2025, the Advisor (not the Fund) paid a sub-advisory fee to Vident at the average rate of 0.05% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Vident, the Advisor pays sub-advisory fees to Vident of at an annual rate of 0.05% of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million, subject to a minimum sub-advisory fee to of $18,750 on an annual basis.

The Advisor has contractually agreed to waive a portion of its unitary management fee to the extent necessary to limit the Fund’s annual operating expenses (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) to 0.85% of the Fund’s net assets through February 28, 2026.

During fiscal year 2025, the Advisor waived $95,197 of its unitary management fee.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s administrative, accounting, custody, and transfer agency fees.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Fund’s principal underwriter in a continuous public offering of Fund shares.

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The officers of the Fund are affiliated with the Advisor. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s Chief Compliance Officer and Senior Compliance Officer fees.

6).	GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).	FEDERAL TAX INFORMATION

As of October 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$91,126,716
Gross tax unrealized appreciation	$6,348,362
Gross tax unrealized depreciation	(3,480,031)
Net tax unrealized appreciation/(depreciation)	$2,868,331
Undistributed ordinary income	$744,754
Undistributed long-term capital gains	—
Total distributable earnings	$744,754
Other accumulated gain/(loss)	$(18,024,397)
Total accumulated gain/(loss)	$(14,411,312)

As of October 31, 2025, the Fund had $15,759,267 in unlimited short-term capital loss carryforwards, $1,618,025 in limited short-term capital loss carryforwards, $105,449 in unlimited long-term capital loss carryforwards, and $541,656 in limited long-term capital loss carryforwards. As of October 31, 2025, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2024, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal years 2025 and 2024, the tax character of distributions paid by the Fund were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Ordinary income(1)	$943,473	$50,006
Long-term capital gains	—	—
Total distributions	$943,473	$50,006

(1)	Ordinary income includes short-term capital gains.

8).	SHARE TRANSACTIONS

Shares of the Fund were listed and traded on the NYSE Arca, Inc. from November 1, 2024, through December 17, 2024, and on The Nasdaq Stock Market LLC (the “Exchange”) from December 18, 2024, through October 31, 2025. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants and do not have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. Shares of the Fund have equal rights and privileges.

From time to time, settlement of securities related to in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

HENNESSY FUNDS	1-877-671-3199	11

9).	AGREEMENT AND PLAN OF REORGANIZATION

On October 24, 2023, and January 31, 2024, shareholders of each of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund, respectively, approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Quaker Investment Trust, a Massachusetts business trust, on behalf of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund, respectively. The Agreements and Plans of Reorganization provided for the transfer of all of the assets of the CCM Small /Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund by the Fund. The CCM Small/Mid-Cap Impact Value Fund, the CCM Core Impact Equity Fund, and the Fund have substantially similar investment objectives. The following tables illustrate the specifics of the reorganization of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund into the Fund:

CCM Small/Mid-Cap Impact Value Fund Net Assets	Shares Issued to Shareholders of CCM Small/Mid-Cap Impact Value Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$12,436,393(1)	490,155	$42,752,473	$55,188,866	Non-taxable

CCM Core Impact Equity Fund Net Assets	Shares Issued to Shareholders of CCM Core Impact Equity Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$59,220,453(2)	2,015,987	$113,981,010	$173,201,464	Non-taxable

(1)	Includes accumulated net investment loss, accumulated realized losses, and unrealized appreciation in the amounts of $(129,972), $(3,067,772), and $1,219,276, respectively.
(2)	Includes accumulated net investment loss, accumulated realized losses, and unrealized appreciation in the amounts of $(454,376), $(242,945), and $17,358,330, respectively.

For financial reporting purposes, the Fund is deemed to be the accounting survivor and as a result, the statement of Operations and Financial Highlights reflect the operations of the Fund only. The assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Assuming the reorganizations had been completed on November 1, 2023, the beginning of the reporting period, the unaudited pro forma results of operations as of October 31, 2024, would have been as follows:

(Unaudited)
Net investment loss	$576,555
Net realized gain on investments	33,918,701
Net change in unrealized appreciation/depreciation on investments	(4,886,454)
Net increase in net assets resulting from operations	$29,608,802

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund that have been included in the Fund’s Statement of Operations since November 10, 2023, and February 23, 2024, the dates the reorganizations were completed, respectively.

10).	GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Fund’s investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, or exacerbate pre-existing risks to the Fund.

11).	EVENTS SUBSEQUENT TO YEAR END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to October 31, 2025, through the date of issuance of the Fund’s financial statements. Other than as disclosed below, management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Fund paid a distribution to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate
12/12/2025	12/12/2025	12/15/2025	0.33687271

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Hennessy Funds Trust

and the shareholders of the Hennessy Sustainable ETF

Novato, CA

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Hennessy Sustainable ETF (formerly Hennessy Stance ESG ETF) (the “Fund”), a series of Hennessy Funds Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period ended October 31, 2025, two-month period ended October 31, 2023, and for the year ended August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period ended October 31, 2025, two-month period ended October 31, 2023 and for the year ended August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended August 31, 2022, and for the period March 15, 2021 (commencement of operations) through August 31, 2021, were audited by other auditors, whose report dated October 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2002.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 23, 2025

HENNESSY FUNDS	1-877-671-3199	13

Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. All fund expenses for the Hennessy Sustainable ETF, including trustee fee and compliance expenses, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Statement of Additional Information for the Hennessy Sustainable ETF.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. The Board of Trustees did not approve any investment advisory contracts during the most recent fiscal half year.

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Federal Tax Distribution Information (Unaudited)

For fiscal year 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income is as follows:

100.00%

For corporate shareholder, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2025 is as follows:

100.00%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund is as follows:

0.00%

HENNESSY FUNDS	1-877-671-3199	15

For information, questions, or assistance, please call

The Hennessy Funds

877-671-3199 or 415-899-1555

INVESTMENT ADVISOR

Hennessy Advisors, Inc.

7250 Redwood Boulevard, Suite 200

Novato, California 94945

ADMINISTRATOR,

TRANSFER AGENT,

DIVIDEND PAYING AGENT, AND

SHAREHOLDER SERVICING AGENT

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

P.O. Box 219381

Kansas City, Missouri 64121-9381

CUSTODIAN

U.S. Bank N.A.

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

TRUSTEES

Neil J. Hennessy

Robert T. Doyle

J. Dennis DeSousa

Doug Franklin

Claire Garvie

Gerald P. Richardson

COUNSEL

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.hennessyetfs.com | 1-877-671-3199

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The trustee fees and compliance expenses for the Hennessy mutual funds are included in the financial statements and related footnotes filed under Item 7(a) of this Form. This item is not applicable for the Hennessy Sustainable ETF. All fund expenses for the Hennessy Sustainable ETF, including trustee fee and compliance expenses, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Statement of Additional Information for the Hennessy Sustainable ETF.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. The registrant’s board of trustees did not approve any investment advisory contracts during the most recent fiscal half year.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable. There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to this report.

Item 19.	Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by such Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST (Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy
President

Date:	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neil J. Hennessy	Date:	January 8, 2026
Neil J. Hennessy, President and Principal Executive Officer

By:	/s/ Teresa M. Nilsen	Date:	January 8, 2026
Teresa M. Nilsen, Treasurer and Principal Financial Officer